UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2016

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Investment Advisory Agreement Approval	28
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,057.10	$1,021.43	$3.53	$3.47	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,055.60	1,020.19	4.80	4.72	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Agency Adjustable Rate Mortgages (0.5%)
Federal Home Loan Mortgage Corporation, Conventional Pool
2.54%, 7/1/45	$597	$616
Federal National Mortgage Association, Conventional Pool
2.40%, 12/1/45	237	244
		860
Agency Fixed Rate Mortgages (21.4%)
Federal Home Loan Mortgage Corporation, August TBA:
3.00%, 8/1/46 (a)	2,850	2,949
Gold Pools: 3.50%, 1/1/44 - 2/1/45	2,407	2,557
4.00%, 12/1/41 - 10/1/44	1,747	1,873
5.41%, 7/1/37 - 8/1/37	34	38
5.44%, 1/1/37 - 6/1/38	122	136
5.46%, 5/1/37 - 4/1/38	127	142
5.48%, 8/1/37 - 10/1/37	123	136
5.50%, 8/1/37 - 4/1/38	147	164
5.52%, 9/1/37 - 1/1/38	29	31
5.62%, 12/1/36 - 12/1/37	93	104
6.00%, 8/1/37 - 5/1/38	130	149
6.50%, 9/1/32	27	31
7.50%, 5/1/35	62	79
8.00%, 8/1/32	40	51
8.50%, 8/1/31	51	66
July TBA: 4.00%, 7/1/46 (a)	2,364	2,530
Federal National Mortgage Association, Conventional Pools:
3.00%, 5/1/30 - 4/1/45	1,812	1,889
3.50%, 4/1/29 - 8/1/45	1,341	1,427
4.00%, 11/1/41 - 1/1/46	4,533	4,854
4.50%, 8/1/40 - 11/1/44	2,363	2,611
5.00%, 7/1/40	222	247
5.62%, 12/1/36	35	38
6.00%, 12/1/38	637	729
6.50%, 11/1/27 - 10/1/38	62	70
7.00%, 6/1/29 - 2/1/33	47	48
7.50%, 8/1/37	112	138
8.00%, 4/1/33	88	111
8.50%, 10/1/32	81	105
9.50%, 4/1/30	16	19
July TBA: 2.50%, 7/1/31 (a)	590	610
3.00%, 7/1/31 (a)	835	875
3.50%, 7/1/31 (a)	5,217	5,505
Government National Mortgage Association, July TBA:
3.50%, 7/20/46 (a)	8,758	9,296
Various Pools: 3.50%, 12/15/43	713	764
4.00%, 7/15/44	693	752
	Face Amount (000)	Value (000)
5.48%, 9/20/37	$9	$10
9.00%, 1/15/25	2	2
		41,136
Asset-Backed Securities (6.4%)
American Homes 4 Rent, 6.07%, 10/17/45 (b)	490	524
CAM Mortgage LLC, 3.50%, 7/15/64 (b)	246	247
CVS Pass-Through Trust, 6.04%, 12/10/28	258	294
8.35%, 7/10/31 (b)	169	221
Invitation Homes Trust, 4.45%, 9/17/31 (b)(c)	1,000	975
5.20%, 8/17/32 (b)(c)	945	939
Nationstar HECM Loan Trust, 3.84%, 5/25/18 (b)	609	610
4.11%, 11/25/25 (b)	614	617
4.36%, 2/25/26 (b)	700	703
6.54%, 6/25/26 (b)	450	450
NovaStar Mortgage Funding Trust, 0.98%, 12/25/33 (c)	642	612
NRZ Advance Receivables Trust Advance Receivables Backed, 2.75%, 6/15/49 (b)	1,000	1,005
OnDeck Asset Securitization Trust II LLC, 4.21%, 5/17/20 (b)	500	500
RMAT LLC, 4.83%, 6/25/35 (b)	736	723
Silver Bay Realty Trust, 4.00%, 9/17/31 (b)(c)	700	664
Skopos Auto Receivables Trust, 3.10%, 12/15/23 (b)	164	163
3.55%, 2/15/20 (b)	136	136
Specialty Underwriting & Residential Finance Trust, 0.99%, 5/25/35 (c)	64	55
U-Haul S Fleet LLC, 4.90%, 10/25/23 (b)	349	355
VOLT NPL X LLC, 4.75%, 10/26/54 (b)	493	478
VOLT XIX LLC, 5.00%, 4/25/55 (b)	300	290
VOLT XXII LLC, 4.25%, 2/25/55 (b)	299	287
VOLT XXX LLC, 4.75%, 10/25/57 (b)	399	386
VOLT XXXI LLC, 4.50%, 2/25/55 (b)	399	385
VOLT XXXIII LLC, 4.25%, 3/25/55 (b)	694	665
		12,284
Collateralized Mortgage Obligations — Agency Collateral Series (2.4%)
Federal Home Loan Mortgage Corporation, 3.72%, 6/25/48 (b)(c)	468	387
4.09%, 10/25/48 (b)(c)	750	629

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
IO REMIC 5.56%, 11/15/43 - 6/15/44 (c)	$4,071	$748
5.61%, 4/15/39 (c)	1,316	135
IO STRIPS 7.50%, 12/1/29	7	2
Federal National Mortgage Association, IO 5.94%, 9/25/20 (c)	3,402	553
IO REMIC 6.00%, 5/25/33 - 7/25/33	271	65
IO STRIPS 6.50%, 12/25/29 (c)	4	—	@
7.00%, 11/25/19 (c)	2	—	@
8.00%, 4/25/24	4	1
8.00%, 6/25/35 (c)	34	8
9.00%, 11/25/26	2	1
REMIC 7.00%, 9/25/32	54	63
8.69%, 10/25/41 (d)	24	24
Government National Mortgage Association, IO 0.82%, 8/20/58 (c)	6,850	238
3.50%, 5/20/43	1,567	296
5.00%, 2/16/41	193	34
5.61%, 11/16/40 (c)	1,614	333
5.66%, 7/16/33 (c)	2,713	228
5.78%, 3/20/43 (c)	1,595	251
6.05%, 5/20/40 (c)	1,908	318
IO PAC 5.70%, 10/20/41 (c)	3,468	357
		4,671
Commercial Mortgage-Backed Securities (7.2%)
Citigroup Commercial Mortgage Trust, 3.39%, 9/15/27 (b)(c)	800	726
IO 1.06%, 11/10/48 (c)	2,744	157
1.13%, 9/10/58 (c)	9,566	639
COMM Mortgage Trust, 4.91%, 12/10/23 (b)(c)	985	911
5.07%, 4/10/47 (b)(c)	797	665
5.21%, 8/10/46 (b)(c)	740	661
IO 0.37%, 7/10/45 (c)	12,126	102
1.15%, 10/10/47 (c)	4,210	202
1.43%, 7/15/47 (c)	3,873	244
Commercial Mortgage Trust, 5.48%, 3/10/39	400	407
CSMC Trust, 4.59%, 3/15/17 (b)(c)	200	195
GS Mortgage Securities Trust, 4.93%, 8/10/46 (b)(c)	500	459
IO 1.01%, 9/10/47 (c)	5,336	267
1.53%, 10/10/48 (c)	5,281	475
	Face Amount (000)	Value (000)
HILT Mortgage Trust, 4.19%, 7/15/29 (b)(c)	$600	$521
JP Morgan Chase Commercial Mortgage Securities Trust, 4.72%, 7/15/47 (b)(c)	1,030	793
5.46%, 12/12/43	600	586
IO 0.72%, 4/15/46 (c)	6,000	199
1.30%, 7/15/47 (c)	9,615	505
JPMBB Commercial Mortgage Securities Trust, 4.83%, 4/15/47 (b)(c)	704	574
IO 1.26%, 8/15/47 (c)	4,194	274
LB-UBS Commercial Mortgage Trust, 6.45%, 9/15/45 (c)	500	501
Wells Fargo Commercial Mortgage Trust, 3.94%, 8/15/50 (b)	870	691
4.65%, 9/15/58 (b)(c)	456	352
WF-RBS Commercial Mortgage Trust, 3.43%, 6/15/45	677	732
3.80%, 11/15/47 (b)(c)	925	652
3.99%, 5/15/47 (b)	526	388
4.27%, 5/15/45 (b)(c)	385	337
5.15%, 9/15/46 (b)(c)	735	692
		13,907
Corporate Bonds (34.4%)
Finance (14.9%)
ABN Amro Bank N.V. 4.25%, 2/2/17 (b)	475	484
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.75%, 5/15/19	360	364
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/27	175	181
Ally Financial, Inc., 3.25%, 2/13/18	10	10
4.25%, 4/15/21	350	350
American Campus Communities Operating Partnership LP 3.75%, 4/15/23	200	207
American International Group, Inc. 4.88%, 6/1/22	275	307
AvalonBay Communities, Inc., Series G 2.95%, 5/11/26	375	377
Banco de Credito del Peru 6.13%, 4/24/27 (b)(c)	300	330
Bank of America Corp., 6.11%, 1/29/37	100	119
MTN 4.00%, 1/22/25	960	980
4.20%, 8/26/24	125	129
5.00%, 1/21/44	200	232
Bank of New York Mellon Corp. (The), MTN 3.65%, 2/4/24	350	383

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
BNP Paribas SA, 4.38%, 5/12/26 (b)	$200	$203
5.00%, 1/15/21	150	169
Boston Properties LP 3.80%, 2/1/24	145	156
BPCE SA 5.15%, 7/21/24 (b)	550	573
Brookfield Asset Management, Inc. 5.80%, 4/25/17	135	139
Capital One Bank, USA NA 3.38%, 2/15/23	510	522
Capital One Financial Corp. 2.45%, 4/24/19	125	127
Citigroup, Inc., 4.45%, 9/29/27	175	181
5.50%, 9/13/25	550	618
6.68%, 9/13/43	100	129
Citizens Bank NA, MTN 2.55%, 5/13/21	250	253
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	420	418
Commonwealth Bank of Australia 5.00%, 3/19/20 (b)(e)	250	279
Cooperatieve Rabobank UA, 3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	647
Credit Agricole SA, 3.88%, 4/15/24 (b)(e)	500	542
7.88%, 1/23/24 (b)(c)(f)	200	192
Credit Suisse AG, 6.00%, 2/15/18	5	5
6.50%, 8/8/23 (b)	350	368
Discover Bank 7.00%, 4/15/20	320	365
Discover Financial Services 3.95%, 11/6/24	275	282
Extra Space Storage LP 3.13%, 10/1/35 (b)(e)	250	286
Five Corners Funding Trust 4.42%, 11/15/23 (b)	275	297
GE Capital International Funding Co., 2.34%, 11/15/20 (b)	993	1,024
4.42%, 11/15/35 (b)	200	225
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	435	538
MTN 4.80%, 7/8/44	175	194
Goodman Funding Pty Ltd. 6.38%, 4/15/21 (b)	425	498
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	365	412
HBOS PLC, Series G 6.75%, 5/21/18 (b)	565	607
Healthcare Trust of America Holdings LP 3.70%, 4/15/23	325	334
	Face Amount (000)	Value (000)
HSBC Finance Corp. 6.68%, 1/15/21	$425	$477
HSBC Holdings PLC, 4.25%, 3/14/24	550	557
6.38%, 9/17/24 (c)(e)(f)	200	189
HSBC USA, Inc. 3.50%, 6/23/24	250	257
ING Bank N.V. 5.80%, 9/25/23 (b)	320	352
ING Groep N.V. 6.00%, 4/16/20 (c)(e)(f)	200	188
Intesa Sanpaolo SpA 5.25%, 1/12/24	300	320
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/20 (b)	495	461
JPMorgan Chase & Co., 3.13%, 1/23/25	875	896
3.20%, 1/25/23	285	296
4.13%, 12/15/26	300	319
LeasePlan Corp. N.V. 2.88%, 1/22/19 (b)	475	476
Liberty Mutual Group, Inc. 4.85%, 8/1/44 (b)	125	128
Macquarie Bank Ltd. 6.63%, 4/7/21 (b)(e)	260	301
Nationwide Building Society, 3.90%, 7/21/25 (b)	200	214
6.25%, 2/25/20 (b)	545	625
PNC Financial Services Group, Inc. (The) 3.90%, 4/29/24	190	204
Principal Financial Group, Inc. 1.85%, 11/15/17	450	453
Prudential Financial, Inc., MTN 6.63%, 12/1/37	165	213
Realty Income Corp. 3.25%, 10/15/22	350	359
Santander UK Group Holdings PLC, 2.88%, 10/16/20	375	373
3.13%, 1/8/21	325	326
Skandinaviska Enskilda Banken AB 2.63%, 11/17/20 (b)	500	516
Standard Chartered PLC, 3.05%, 1/15/21 (b)(e)	375	380
3.95%, 1/11/23 (b)(e)	235	228
Swedbank AB 2.38%, 2/27/19 (b)	270	276
TD Ameritrade Holding Corp. 3.63%, 4/1/25	475	509
Travelers Cos., Inc. (The) 3.75%, 5/15/46	200	210
UBS Group Funding Co. 2.95%, 9/24/20 (b)	525	534
UnitedHealth Group, Inc., 2.88%, 3/15/23	750	781
3.75%, 7/15/25	300	330
Visa, Inc. 3.15%, 12/14/25	550	589

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25%, 10/5/20 (b)	$450	$469
Wells Fargo & Co., 4.13%, 8/15/23	170	183
5.61%, 1/15/44	250	300
Series M 3.45%, 2/13/23	245	254
		28,606
Industrials (18.3%)
21st Century Fox America, Inc. 4.75%, 9/15/44	275	306
AbbVie, Inc. 3.20%, 5/14/26	325	330
Actavis Funding SCS, 3.80%, 3/15/25	95	99
4.75%, 3/15/45	215	227
Albea Beauty Holdings SA 8.38%, 11/1/19 (b)	400	422
Altria Group, Inc., 2.85%, 8/9/22	25	26
5.38%, 1/31/44	260	335
Amazon.com, Inc. 3.80%, 12/5/24	475	533
Anadarko Petroleum Corp., 5.55%, 3/15/26 (e)	375	415
6.45%, 9/15/36	225	260
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/1/24	425	459
4.90%, 2/1/46	425	500
Apple, Inc., 2.40%, 5/3/23	265	270
4.45%, 5/6/44	250	274
Aramark Services, Inc. 4.75%, 6/1/26 (b)	375	368
AT&T, Inc., 5.15%, 3/15/42	50	54
5.55%, 8/15/41	550	618
5.65%, 2/15/47	100	115
6.30%, 1/15/38	80	97
Baidu, Inc. 2.75%, 6/9/19	450	458
Barrick Gold Corp. 4.10%, 5/1/23 (e)	235	248
Baxalta, Inc. 4.00%, 6/23/25	600	627
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	150	175
Boston Scientific Corp. 3.85%, 5/15/25	425	450
BP Capital Markets PLC, 3.12%, 5/4/26	375	384
3.25%, 5/6/22	425	446
CBS Corp. 4.60%, 1/15/45	175	174
	Face Amount (000)	Value (000)
Celgene Corp. 3.88%, 8/15/25 (e)	$625	$668
CEVA Group PLC 7.00%, 3/1/21 (b)	335	290
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.91%, 7/23/25 (b)	550	602
6.48%, 10/23/45 (b)	300	360
Citrix Systems, Inc. 0.50%, 4/15/19	200	224
CNH Industrial Capital LLC 4.38%, 11/6/20 (e)	300	304
Comcast Corp. 4.60%, 8/15/45	210	242
Continental Airlines Pass-Thru Certificates 6.13%, 4/29/18	150	158
Crown Castle International Corp. 5.25%, 1/15/23	5	6
Daimler Finance North America LLC 2.25%, 7/31/19 (b)	465	477
DCP Midstream LLC 5.35%, 3/15/20 (b)	169	166
Eldorado Gold Corp. 6.13%, 12/15/20 (b)	295	296
Ensco PLC 5.75%, 10/1/44	200	120
Experian Finance PLC 2.38%, 6/15/17 (b)	495	498
Express Scripts Holding Co. 4.50%, 2/25/26	275	303
Exxon Mobil Corp. 4.11%, 3/1/46	325	368
Ford Motor Credit Co., LLC, 3.20%, 1/15/21	200	206
5.00%, 5/15/18	400	424
General Motors Co. 6.60%, 4/1/36	475	546
General Motors Financial Co., Inc. 4.38%, 9/25/21	175	185
Gilead Sciences, Inc. 4.80%, 4/1/44	200	226
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	125	179
Goldcorp, Inc. 3.70%, 3/15/23	436	444
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (b)	290	320
HCA, Inc. 4.75%, 5/1/23	465	478
Heathrow Funding Ltd. 4.88%, 7/15/21 (b)	435	480
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/1/25 (b)	290	278
Home Depot, Inc. 5.88%, 12/16/36	300	411
Illumina, Inc. 0.00%, 6/15/19	332	325

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Intel Corp., 2.70%, 12/15/22	$125	$131
2.95%, 12/15/35 (Convertible)	313	406
International Business Machines Corp. 1.88%, 5/15/19	450	459
Kinder Morgan, Inc., 4.30%, 6/1/25 (e)	275	282
5.63%, 11/15/23 (b)	250	268
Kraft Heinz Foods Co., 4.38%, 6/1/46 (b)	325	345
5.38%, 2/10/20	26	29
Lockheed Martin Corp. 3.10%, 1/15/23	275	290
LVMH Moet Hennessy Louis Vuitton SE 1.63%, 6/29/17 (b)	75	75
LyondellBasell Industries N.V. 4.63%, 2/26/55	300	294
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC 5.50%, 4/15/25 (b)	500	449
MasTec, Inc. 4.88%, 3/15/23	465	434
McDonald's Corp., MTN 4.60%, 5/26/45	300	336
Medtronic, Inc. 4.63%, 3/15/45	200	236
Microsoft Corp. 4.45%, 11/3/45	200	226
Motorola Solutions, Inc. 4.00%, 9/1/24 (e)	200	196
NBC Universal Media LLC, 2.88%, 1/15/23	175	184
5.95%, 4/1/41	150	202
NBCUniversal Enterprise, Inc. 1.97%, 4/15/19 (b)	100	102
NetApp, Inc. 2.00%, 12/15/17	150	151
Netflix, Inc. 5.50%, 2/15/22	480	503
Noble Energy, Inc., 3.90%, 11/15/24	225	229
5.05%, 11/15/44 (e)	200	202
NOVA Chemicals Corp. 5.25%, 8/1/23 (b)	415	419
Novartis Capital Corp. 4.40%, 5/6/44	225	272
Nuance Communications, Inc. 2.75%, 11/1/31	253	256
Numericable-SFR SA 7.38%, 5/1/26 (b)	200	198
Occidental Petroleum Corp. 4.40%, 4/15/46	200	222
Omnicom Group, Inc. 3.65%, 11/1/24	215	227
	Face Amount (000)	Value (000)
ON Semiconductor Corp., Series B 2.63%, 12/15/26	$227	$237
Ooredoo International Finance Ltd. 3.25%, 2/21/23 (b)	350	354
Oracle Corp. 2.95%, 5/15/25	201	209
PepsiCo, Inc. 3.60%, 3/1/24	425	467
Philip Morris International, Inc. 2.50%, 8/22/22	365	375
Phillips 66 Partners LP 4.68%, 2/15/45	150	139
Priceline Group, Inc. (The) 0.90%, 9/15/21	275	279
QVC, Inc. 4.38%, 3/15/23	325	328
Resort at Summerlin LP, Series B 13.00%, 12/15/07 (g)(h)(i)(j)(k)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19 (b)	84	86
Rowan Cos., Inc. 5.85%, 1/15/44	150	101
Schlumberger Norge AS 1.25%, 8/1/17 (b)	225	225
Shell International Finance BV 3.25%, 5/11/25	400	420
SK Telecom Co., Ltd. 2.13%, 5/1/18 (b)	200	202
Southern Copper Corp. 5.25%, 11/8/42	350	312
Spectra Energy Capital LLC 3.30%, 3/15/23	450	433
Telstra Corp., Ltd. 3.13%, 4/7/25 (b)(e)	240	251
Total Capital International SA 2.88%, 2/17/22	50	52
Tyco International Finance SA 3.90%, 2/14/26	350	378
Tyson Foods, Inc. 4.88%, 8/15/34	250	280
United Airlines Pass-Through Trust, Series A 4.00%, 4/11/26	566	597
United Technologies Corp. 4.50%, 6/1/42	100	115
Verizon Communications, Inc. 4.67%, 3/15/55	777	789
Volkswagen Group of America Finance LLC 2.40%, 5/22/20 (b)	525	528
Wal-Mart Stores, Inc. 5.25%, 9/1/35	435	573
Whole Foods Market, Inc. 5.20%, 12/3/25 (b)	505	545
Williams Partners LP/ACMP Finance Corp. 4.88%, 5/15/23	200	194

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Yahoo!, Inc. 0.00%, 12/1/18	$275	$274
ZF North America Capital, Inc. 4.50%, 4/29/22 (b)	475	483
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	190	226
		35,329
Utilities (1.2%)
Boston Gas Co. 4.49%, 2/15/42 (b)	275	299
Cleco Corporate Holdings LLC 3.74%, 5/1/26 (b)	225	232
CMS Energy Corp. 5.05%, 3/15/22	50	57
Enable Midstream Partners LP 3.90%, 5/15/24	250	223
Entergy Louisiana LLC 3.05%, 6/1/31	400	411
Exelon Generation Co., LLC 6.25%, 10/1/39	375	413
Jersey Central Power & Light Co. 4.70%, 4/1/24 (b)	575	631
TransAlta Corp. 4.50%, 11/15/22	50	46
		2,312
		66,247
Mortgages — Other (8.5%)
Alternative Loan Trust, 0.63%, 5/25/47 (c)	195	156
5.50%, 2/25/36 - 5/25/36	86	73
6.00%, 4/25/36 - 7/25/37	177	137
PAC 5.50%, 2/25/36	6	5
6.00%, 4/25/36	24	19
Banc of America Alternative Loan Trust, 1.10%, 7/25/46 (c)	305	213
5.50%, 10/25/35	1,372	1,244
5.86%, 10/25/36	475	299
6.00%, 4/25/36	204	207
Banc of America Funding Trust, 5.25%, 7/25/37	425	430
6.00%, 7/25/37	36	26
ChaseFlex Trust, 6.00%, 2/25/37	593	408
Credit Suisse First Boston Mortgage Securities Corp., 6.50%, 11/25/35	963	419
Fannie Mae Connecticut Avenue Securities, 4.45%, 5/25/25 (c)	671	672
5.35%, 11/25/24 (c)	698	713
5.45%, 7/25/25 (c)	500	504
First Horizon Alternative Mortgage Securities Trust, 6.00%, 8/25/36	18	15
6.25%, 8/25/36	269	215
	Face Amount (000)		Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.75%, 10/25/27 (c)		$400	$400
4.20%, 9/25/24 (c)		600	577
4.45%, 8/25/24 (c)		306	305
4.70%, 11/25/23 (c)		700	702
5.00%, 10/25/24 (c)		901	919
Freddie Mac Whole Loan Securities Trust, 3.00%, 9/25/45		811	829
3.50%, 5/25/45 - 9/25/45		1,256	1,301
3.87%, 5/25/45 (b)(c)		249	220
4.00%, 5/25/45		154	161
Grifonas Finance PLC, 0.15%, 8/28/39 (c)	EUR	571	441
GSR Mortgage Loan Trust, 5.75%, 1/25/37		$325	310
HarborView Mortgage Loan Trust, 0.64%, 1/19/38 (c)		255	214
IM Pastor 3 FTH, 0.00%, 3/22/43 (c)	EUR	682	566
Impac CMB Trust, 1.19%, 4/25/35 (c)		$251	197
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35 - 8/25/36		251	239
JP Morgan Mortgage Trust, 3.46%, 6/25/37 (c)		123	114
6.00%, 6/25/37		108	104
Lehman Mortgage Trust, 5.50%, 11/25/35 - 2/25/36		558	525
6.50%, 9/25/37		1,422	1,081
Paragon Mortgages No. 13 PLC, 0.99%, 1/15/39 (c)	GBP	300	305
RALI Trust, 5.50%, 12/25/34		$857	842
6.00%, 4/25/36 - 1/25/37		367	296
PAC 6.00%, 4/25/36		27	23
Residential Asset Securitization Trust, 6.00%, 7/25/36		41	35
			16,461
Municipal Bonds (1.1%)
City of Chicago, IL, O'Hare International Airport Revenue 6.40%, 1/1/40		115	164
City of New York, NY, Series G-1 5.97%, 3/1/36		245	335
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.18%, 1/1/34		705	951
Municipal Electric Authority of Georgia 6.66%, 4/1/57		435	567
			2,017
Sovereign (8.9%)
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/19	BRL	11,000	2,561

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Cyprus Government International Bond, 3.88%, 5/6/22	EUR	1,485	$1,692
Guatemala Government Bond, 4.50%, 5/3/26 (b)		$400	407
Hungary Government International Bond, 5.75%, 11/22/23		1,306	1,489
Indonesia Government International Bond, 5.88%, 1/15/24		1,325	1,537
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	1,000	1,142
Mexico Government International Bond, 3.60%, 1/30/25		$500	524
New Zealand Government Bond, 5.50%, 4/15/23	NZD	1,900	1,650
Peruvian Government International Bond, 7.35%, 7/21/25 (e)		$1,260	1,717
8.75%, 11/21/33		16	25
Petroleos de Venezuela SA, 6.00%, 11/15/26		550	193
Petroleos Mexicanos, 6.38%, 1/23/45		230	232
6.88%, 8/4/26 (b)		140	157
Poland Government Bond, 2.50%, 7/25/26	PLN	4,598	1,127
Provincia de Cordoba, 7.13%, 6/10/21 (b)		$200	201
Romania Government Bond, 4.75%, 2/24/25	RON	4,645	1,257
South Africa Government Bond, 8.00%, 1/31/30	ZAR	20,656	1,273
			17,184
U.S. Agency Security (1.7%)
Federal Home Loan Mortgage Corporation 1.25%, 10/2/19		3,200	3,239
U.S. Treasury Securities (3.7%)
U.S. Treasury Inflation Indexed Bond 0.25%, 1/15/25		5,578	5,668
U.S. Treasury Note 1.50%, 5/31/19		1,350	1,381
			7,049
Total Fixed Income Securities (Cost $180,681)			185,055
	Shares
Short-Term Investments (15.9%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $3,128)		3,128,113	3,128
Investment Company (13.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $26,263)		26,263,393	26,263
	Face Amount (000)	Value (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill 0.34%, 10/20/16 (l) (Cost $1,423)	$1,424	$1,423
Total Short-Term Investments (Cost $30,814)		30,814
Total Investments (112.1%) (Cost $211,495) Including $6,260 of Securities Loaned (m)(n)		215,869
Liabilities in Excess of Other Assets (-12.1%)		(23,256)
Net Assets (100.0%)		$192,613

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2016.

(e)  All or a portion of this security was on loan at June 30, 2016.

(f)  Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security; bond in default.

(i)  Security has been deemed illiquid at June 30, 2016.

(j)  Acquired through exchange offer.

(k)  At June 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(l)  Rate shown is the yield to maturity at June 30, 2016.

(m)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(n)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,679,000 and the aggregate gross unrealized depreciation is approximately $2,305,000 resulting in net unrealized appreciation of approximately $4,374,000.

@  Amount is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	EUR	819		$934	7/8/16	$25
Australia and New Zealand Banking Group	MXN	17,426		$917	7/8/16	(35)
Australia and New Zealand Banking Group		$974	NZD	1,367	7/8/16	2
Australia and New Zealand Banking Group		$783	NZD	1,118	7/8/16	15
Australia and New Zealand Banking Group		$1,053	PLN	4,164	7/8/16	2
HSBC Bank PLC	BRL	7,704		$2,110	7/8/16	(287)
HSBC Bank PLC	EUR	16		$18	7/8/16	— @
HSBC Bank PLC	MXN	12,853		$696	7/8/16	(7)
HSBC Bank PLC	NOK	9		$1	7/8/16	— @
HSBC Bank PLC	RON	4,934		$1,219	7/8/16	9
HSBC Bank PLC	SEK	9		$1	7/8/16	— @
HSBC Bank PLC		$9	CAD	11	7/8/16	— @
HSBC Bank PLC		$19	EUR	17	7/8/16	(— @)
HSBC Bank PLC		$14	HUF	3,850	7/8/16	(— @)
HSBC Bank PLC		$1,530	MXN	29,031	7/8/16	57
HSBC Bank PLC		$924	RUB	61,870	7/8/16	42
HSBC Bank PLC		$1,265	ZAR	19,810	7/8/16	79
HSBC Bank PLC	ZAR	19,810		$1,253	7/8/16	(91)
JPMorgan Chase Bank NA	PLN	4,201		$1,097	7/8/16	32
JPMorgan Chase Bank NA	PLN	123		$31	7/8/16	(— @)
JPMorgan Chase Bank NA	TRY	60		$20	7/8/16	(1)
JPMorgan Chase Bank NA		$10	CHF	10	7/8/16	— @
UBS AG	EUR	1,012		$1,129	7/8/16	6
UBS AG	EUR	2,450		$2,732	7/8/16	13
UBS AG	EUR	825		$935	7/8/16	20
UBS AG	GBP	238		$348	7/8/16	32
UBS AG	JPY	1,207		$11	7/8/16	(1)
UBS AG	NZD	2,700	EUR	1,623	7/8/16	(127)
UBS AG	NZD	2,098		$1,405	7/8/16	(92)
UBS AG	PLN	4,508		$1,124	7/8/16	(18)
UBS AG		$5	AUD	7	7/8/16	— @
UBS AG		$62	MXN	1,163	7/8/16	2
UBS AG	ZAR	19,025		$1,256	7/8/16	(35)
						$(358)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	114	$25,003	Sep-16	$160
U.S. Treasury 5 yr. Note	89	10,873	Sep-16	160
U.S. Treasury Long Bond	13	2,240	Sep-16	122
U.S. Treasury Ultra Bond	59	10,996	Sep-16	711
Short:
German Euro Bund	12	(2,225)	Sep-16	(18)
U.S. Treasury Ultra Long Bond	92	(13,402)	Sep-16	(488)
				$647

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$895	1.00%	3/20/19	$17		$(35)	$(18)	BBB+
Deutsche Bank AG CMBX.NA.BB.60	Sell	500	5.00	5/11/63	3		(72)	(69)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	395	5.00	5/11/63	(—	@)	(53)	(53)	NR
		$1,790			$20		$(160)	$(140)

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

NR  Not rated.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

EUR  — Euro

GBP  — British Pound

HUF  — Hungarian Forint

JPY  — Japanese Yen

MXN  — Mexican Peso

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RON  — Romanian New Leu

RUB  — Russian Ruble

SEK  — Swedish Krona

TRY  — Turkish Lira

ZAR  — South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.3%
Industrials	16.6
Finance	13.5
Short-Term Investments	13.0
Other**	9.5
Sovereign	8.1
Mortgages — Other	7.7
Commercial Mortgage-Backed Securities	6.5
Asset-Backed Securities	5.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $64,739,000 with net unrealized appreciation of approximately $647,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $358,000 and does not include open swap agreements with total unrealized depreciation of approximately $160,000.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $182,104)	$186,478
Investment in Security of Affiliated Issuer, at Value (Cost $29,391)	29,391
Total Investments in Securities, at Value (Cost $211,495)	215,869
Foreign Currency, at Value (Cost $—@)	— @
Receivable for Investments Sold	11,525
Interest Receivable	1,292
Receivable for Portfolio Shares Sold	548
Receivable for Variation Margin on Futures Contracts	380
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	336
Premium Paid on Open Swap Agreements	20
Receivable from Affiliate	6
Other Assets	21
Total Assets	229,997
Liabilities:
Payable for Investments Purchased	32,866
Collateral on Securities Loaned, at Value	3,128
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	694
Payable for Advisory Fees	166
Unrealized Depreciation on Swap Agreements	160
Payable for Portfolio Shares Redeemed	144
Payable for Servicing Fees	103
Payable for Custodian Fees	26
Payable for Professional Fees	23
Payable for Distribution Fees — Class II Shares	20
Payable for Administration Fees	12
Payable for Directors' Fees and Expenses	3
Payable for Transfer Agency Fees	2
Premium Received on Open Swap Agreements	— @
Other Liabilities	37
Total Liabilities	37,384
NET ASSETS	$192,613
Net Assets Consist of:
Paid-in-Capital	$252,181
Accumulated Undistributed Net Investment Income	2,010
Accumulated Net Realized Loss	(66,082)
Unrealized Appreciation (Depreciation) on:
Investments	4,374
Futures Contracts	647
Swap Agreements	(160)
Foreign Currency Forward Exchange Contracts	(358)
Foreign Currency Translations	1
Net Assets	$192,613
CLASS I:
Net Assets	$85,306
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,022,321 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.63
CLASS II:
Net Assets	$107,307
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,113,663 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.61
(1) Including:
Securities on Loan, at Value:	$6,260

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,346
Dividends from Security of Affiliated Issuer (Note H)	41
Income from Securities Loaned — Net	12
Total Investment Income	3,399
Expenses:
Advisory Fees (Note B)	356
Distribution Fees — Class II Shares (Note E)	131
Servicing Fees (Note D)	111
Administration Fees (Note C)	76
Professional Fees	57
Pricing Fees	27
Custodian Fees (Note G)	25
Shareholder Reporting Fees	16
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	11
Total Expenses	818
Waiver of Advisory Fees (Note B)	(22)
Rebate from Morgan Stanley Affiliate (Note H)	(14)
Net Expenses	782
Net Investment Income	2,617
Realized Gain (Loss):
Investments Sold	1,601
Foreign Currency Forward Exchange Contracts	(209)
Foreign Currency Transactions	23
Futures Contracts	(101)
Swap Agreements	49
Net Realized Gain	1,363
Change in Unrealized Appreciation (Depreciation):
Investments	6,304
Foreign Currency Forward Exchange Contracts	(346)
Foreign Currency Translations	3
Futures Contracts	594
Swap Agreements	(117)
Net Change in Unrealized Appreciation (Depreciation)	6,438
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,801
Net Increase in Net Assets Resulting from Operations	$10,418

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,617	$3,572
Net Realized Gain	1,363	1,995
Net Change in Unrealized Appreciation (Depreciation)	6,438	(7,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,418	(1,502)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,619)	(3,159)
Class II:
Net Investment Income	(1,766)	(3,441)
Total Distributions	(3,385)	(6,600)
Capital Share Transactions:(1)
Class I:
Subscribed	4,123	9,062
Distributions Reinvested	1,619	3,159
Redeemed	(11,523)	(21,203)
Class II:
Subscribed	18,021	37,546
Distributions Reinvested	1,766	3,441
Redeemed	(21,180)	(36,657)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,174)	(4,652)
Total Decrease in Net Assets	(141)	(12,754)
Net Assets:
Beginning of Period	192,754	205,508
End of Period (Including Accumulated Undistributed Net Investment Income of $2,010 and $2,778)	$192,613	$192,754
(1) Capital Share Transactions:
Class I:
Shares Subscribed	389	856
Shares Issued on Distributions Reinvested	152	308
Shares Redeemed	(1,102)	(2,005)
Net Decrease in Class I Shares Outstanding	(561)	(841)
Class II:
Shares Subscribed	1,728	3,565
Shares Issued on Distributions Reinvested	166	336
Shares Redeemed	(2,029)	(3,493)
Net Increase (Decrease) in Class II Shares Outstanding	(135)	408

The accompanying notes are an integral part of the financial statements.
14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.25		$10.68	$10.21	$10.64	$10.19	$10.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.20	0.30	0.29	0.33	0.39
Net Realized and Unrealized Gain (Loss)	0.44		(0.27)	0.49	(0.33)	0.61	0.17
Total from Investment Operations	0.59		(0.07)	0.79	(0.04)	0.94	0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.36)	(0.32)	(0.39)	(0.49)	(0.38)
Net Asset Value, End of Period	$10.63		$10.25	$10.68	$10.21	$10.64	$10.19
Total Return ++	5.71	%#**	(0.65)%	7.85%	(0.32)%	9.44%	5.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$85,306		$88,018	$100,671	$105,420	$120,903	$131,361
Ratio of Expenses to Average Net Assets (1)	0.69	%+*	0.69%+	0.65%+	0.69%+	0.69%+	0.67%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.68%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.90	%+*	1.89%+	2.83%+	2.75%+	3.18%+	3.89%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	206	%#	400%	320%	249%	245%	240%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.72	%*	0.76%	0.80%	0.78%	0.75%	N/A
Net Investment Income to Average Net Assets	2.87	%*	1.82%	2.68%	2.66%	3.12%	N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

**  Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 4.92%.

The accompanying notes are an integral part of the financial statements.
15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.22		$10.65	$10.19	$10.62	$10.17	$9.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.17	0.27	0.26	0.31	0.37
Net Realized and Unrealized Gain (Loss)	0.43		(0.26)	0.49	(0.33)	0.61	0.16
Total from Investment Operations	0.57		(0.09)	0.76	(0.07)	0.92	0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.34)	(0.30)	(0.36)	(0.47)	(0.35)
Net Asset Value, End of Period	$10.61		$10.22	$10.65	$10.19	$10.62	$10.17
Total Return ++	5.56	%#**	(0.83)%	7.57%	(0.58)%	9.19%	5.40%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$107,307		$104,736	$104,837	$66,560	$51,988	$48,855
Ratio of Expenses to Average Net Assets (1)	0.94	%+*	0.94%+	0.90%+	0.94%+	0.94%+	0.92%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.93%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.65	%+*	1.64%+	2.58%+	2.50%+	2.93%+	3.64%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	206	%#	400%	320%	249%	245%	240%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.97	%*	1.04%	1.15%	1.13%	1.10%	1.03%
Net Investment Income to Average Net Assets	2.62	%*	1.54%	2.33%	2.31%	2.77%	3.53%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

**  Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlement of a class action suit involving the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 4.77%.

The accompanying notes are an integral part of the financial statements.
16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$860	$—		$860
Agency Fixed Rate Mortgages	—	41,136	—		41,136
Asset-Backed Securities	—	12,284	—		12,284
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,671	—		4,671
Commercial Mortgage- Backed Securities	—	13,907	—		13,907
Corporate Bonds	—	66,247	—	†	66,247	†
Mortgages - Other	—	16,461	—		16,461
Municipal Bonds	—	2,017	—		2,017
Sovereign	—	17,184	—		17,184
U.S. Agency Securities	—	3,239	—		3,239
U.S. Treasury Securities	—	7,049	—		7,049
Total Fixed Income Securities	—	185,055	—	†	185,055	†
Short-Term Investments
Investment Company	29,391	—	—		29,391
U.S. Treasury Securities	—	1,423	—		1,423
Total Short-Term Investments	29,391	1,423	—		30,814

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$336	$—		$336
Futures Contracts	1,153	—	—		1,153
Total Assets	30,544	186,814	—	†	217,358 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(694)	—		(694)
Futures Contracts	(506)	—	—		(506)
Credit Default Swap Agreements	—	(160)	—		(160)
Total Liabilities	(506)	(854)	—		(1,360)
Total	$30,038	$185,960	$—	†	$215,998 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$336
Futures Contracts Variation Margin on Interest	Futures Contracts	Rate Risk	1,153	(a)
Total			$1,489
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(694)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(506	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(160)
Total			$(1,360)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(209)
Interest Rate Risk	Futures Contracts	(101)
Credit Risk	Swap Agreements	49
Total		$(261)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(346)
Interest Rate Risk	Futures Contracts	594
Credit Risk	Swap Agreements	(117)
Total		$131

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$336	$(694)
Swap Agreements	—	(160)
Total	$336	$(854)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$44	$(35)	$—	$9
HSBC Bank PLC	187	(187)	—	0
JPMorgan Chase Bank NA	32	(1)	—	31
UBS AG	73	(73)	—	0
Total	$336	$(296)	$—	$40
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$35	$(35)	$—	$0
Barclays Bank PLC	35	—	—	35
Deutsche Bank AG	72	—	—	72
Goldman Sachs International	53	—	—	53
HSBC Bank PLC	385	(187)	—	198
JPMorgan Chase Bank NA	1	(1)	—	0
UBS AG	273	(73)	(200)	0
Total	$854	$(296)	$(200)	$358

(d)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$24,802,000
Futures Contracts:
Average monthly original value	$70,527,000
Swap Agreements:
Average monthly notional amount	$3,128,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,260	(e)	$—	$(6,260	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Portfolio received cash collateral of approximately $3,128,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $3,242,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$1,648	$—	$—	$—	$1,648
Sovereign	1,480	—	—	—	1,480
Total	$3,128	$—	$—	$—	$3,128
Total Borrowings	$3,128	$—	$—	$—	$3,128
Gross amount of recognized liabilities for securities lending transactions					$3,128

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.34% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for

Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $22,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

25

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $30,294,000 and $36,072,000, respectively. For the six months ended June 30, 2016, purchases and sales of long-term U.S. Government securities were approximately $356,652,000 and $362,715,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$23,306	$63,481	$57,396	$41	$29,391

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,600	$—	$5,248	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap

26

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$58	$(58)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,385	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration*
$35,503	December 31, 2016
31,734	December 31, 2017

*  Includes capital losses acquired from Morgan Stanley Select Dimensions Flexible Income Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $2,236,000.

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 65.6%.

27

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

28

Semi-Annual Report – June 30, 2016

The Universal Institutional Funds, Inc.

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN

1557145 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,104.10	$1,019.44	$5.70	$5.47	1.09%
Emerging Markets Debt Portfolio Class II	1,000.00	1,102.90	1,019.19	5.96	5.72	1.14

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.1%)
Argentina (6.8%)
Corporate Bond (0.2%)
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (a)		$540	$576
Sovereign (6.6%)
Argentina Bonar Bonds, 33.24%, 10/9/17 (b)	ARS	14,790	1,011
Argentine Republic Government International Bond, 6.88%, 4/22/21 (a)		$2,630	2,811
7.50%, 4/22/26 (a)		3,080	3,337
7.63%, 4/22/46 (a)(c)		800	866
Province of Salta Argentina, 9.13%, 7/7/24 (a)		1,410	1,410
Provincia de Buenos Aires, 5.75%, 6/15/19 (a)		1,480	1,500
Provincia de Cordoba, 7.13%, 6/10/21 (a)		1,506	1,514
Republic of Argentina, 2.50%, 12/31/38 (d)		1,850	1,253
7.13%, 7/6/36 (a)		2,470	2,470
			16,172
			16,748
Brazil (6.1%)
Corporate Bonds (3.3%)
Banco Safra SA, 6.75%, 1/27/21		870	927
6.75%, 1/27/21 (a)(c)		1,280	1,363
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		1,458	1,090
Minerva Luxembourg SA, 8.75%, 4/3/19 (a)(b)(e)		1,400	1,421
Petrobras Global Finance BV, 8.38%, 5/23/21		3,170	3,279
			8,080
Sovereign (2.8%)
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28 (a)		4,150	3,725
Brazilian Government International Bond, 5.00%, 1/27/45		3,309	2,986
			6,711
			14,791
Chile (2.9%)
Corporate Bonds (1.2%)
Colbun SA, 4.50%, 7/10/24 (a)		1,530	1,602
Empresa Electrica Angamos SA, 4.88%, 5/25/29 (a)		1,405	1,385
			2,987
	Face Amount (000)	Value (000)
Sovereign (1.7%)
Empresa Nacional del Petroleo, 4.75%, 12/6/21	$2,467	$2,626
5.25%, 8/10/20	1,350	1,463
		4,089
		7,076
China (3.4%)
Sovereign (3.4%)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	4,970	5,373
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 6/2/21 (a)	2,090	2,121
3.70%, 6/10/25 (a)	838	906
		8,400
Colombia (2.4%)
Sovereign (2.4%)
Colombia Government International Bond, 4.38%, 7/12/21	530	570
5.00%, 6/15/45	3,000	3,128
11.75%, 2/25/20	1,550	2,050
		5,748
Dominican Republic (2.8%)
Sovereign (2.8%)
Dominican Republic International Bond, 6.85%, 1/27/45 (a)	3,664	3,810
6.88%, 1/29/26 (a)	2,100	2,323
7.45%, 4/30/44 (a)	739	817
		6,950
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon, 6.95%, 6/16/25 (a)	1,310	1,149
Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond, 4.50%, 5/3/26 (a)	940	958
Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras, 8.75%, 12/16/20	1,160	1,305
Hungary (3.0%)
Sovereign (3.0%)
Hungary Government International Bond, 5.38%, 3/25/24	1,412	1,580
5.75%, 11/22/23	890	1,015
6.38%, 3/29/21	1,110	1,265
7.63%, 3/29/41 (c)	2,330	3,384
		7,244

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Indonesia (9.5%)
Sovereign (9.5%)
Indonesia Government International Bond, 4.13%, 1/15/25	$1,200	$1,253
4.75%, 1/8/26 (a)	1,430	1,561
5.13%, 1/15/45 (a)(c)	1,650	1,757
5.88%, 1/15/24 (a)	1,210	1,404
5.88%, 1/15/24	4,250	4,931
5.95%, 1/8/46 (a)	1,430	1,688
7.75%, 1/17/38	2,925	3,983
Majapahit Holding BV, 7.75%, 1/20/20	1,580	1,810
Pertamina Persero PT, 4.30%, 5/20/23	900	917
4.88%, 5/3/22	1,500	1,581
5.25%, 5/23/21	200	215
6.45%, 5/30/44 (a)	1,870	1,989
		23,089
Iraq (0.3%)
Sovereign (0.3%)
Republic of Iraq, 5.80%, 1/15/28	900	688
Ivory Coast (1.3%)
Sovereign (1.3%)
Ivory Coast Government International Bond, 5.38%, 7/23/24 (a)	780	735
5.75%, 12/31/32	2,703	2,523
		3,258
Jamaica (1.0%)
Corporate Bond (0.4%)
Digicel Group Ltd., 8.25%, 9/30/20	1,270	1,067
Sovereign (0.6%)
Jamaica Government International Bond, 7.63%, 7/9/25	520	582
7.88%, 7/28/45	740	792
		1,374
		2,441
Kazakhstan (2.7%)
Sovereign (2.7%)
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (a)(c)	520	510
KazAgro National Management Holding JSC, 4.63%, 5/24/23 (a)	1,420	1,306
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)(c)	2,000	2,197
KazMunayGas National Co., JSC, 9.13%, 7/2/18	2,230	2,481
		6,494
	Face Amount (000)	Value (000)
Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond, 6.63%, 2/1/22	$1,080	$1,307
7.38%, 2/11/20	925	1,092
		2,399
Mexico (11.9%)
Corporate Bonds (2.2%)
Alfa SAB de CV, 6.88%, 3/25/44	1,440	1,494
Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38 (a)	1,822	1,822
Nemak SAB de CV, 5.50%, 2/28/23	2,000	2,080
		5,396
Sovereign (9.7%)
Mexico Government International Bond, 3.60%, 1/30/25	2,700	2,828
4.60%, 1/23/46	2,530	2,679
6.05%, 1/11/40	1,482	1,869
Petroleos Mexicanos, 4.88%, 1/24/22	3,240	3,321
5.63%, 1/23/46	2,200	2,013
6.38%, 1/23/45	2,860	2,888
6.50%, 6/2/41	2,330	2,371
6.63%, 6/15/38	1,176	1,200
6.88%, 8/4/26 (a)	2,670	2,992
8.63%, 12/1/23	1,350	1,596
		23,757
		29,153
Namibia (0.6%)
Sovereign (0.6%)
Namibia International Bonds, 5.25%, 10/29/25 (a)	1,482	1,515
Nigeria (0.7%)
Sovereign (0.7%)
Nigeria Government International Bond, 6.38%, 7/12/23	1,740	1,684
Panama (1.9%)
Corporate Bond (0.7%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)(c)	1,600	1,608
Sovereign (1.2%)
Panama Government International Bond, 4.00%, 9/22/24	294	316
5.20%, 1/30/20	680	755
8.88%, 9/30/27	1,183	1,745
		2,816
		4,424

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Paraguay (0.9%)
Sovereign (0.9%)
Republic of Paraguay, 4.63%, 1/25/23 (a)	$480	$502
6.10%, 8/11/44 (a)	1,580	1,702
		2,204
Peru (2.8%)
Corporate Bonds (1.2%)
Banco de Credito del Peru, 6.13%, 4/24/27 (a)(b)	1,780	1,959
Union Andina de Cementos SAA, 5.88%, 10/30/21 (a)	1,040	1,057
		3,016
Sovereign (1.6%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)(b)	1,298	1,334
Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (a)	207	208
Peruvian Government International Bond, 6.55%, 3/14/37 (c)	1,800	2,434
		3,976
		6,992
Philippines (3.4%)
Sovereign (3.4%)
Philippine Government International Bond, 3.95%, 1/20/40 (c)	1,396	1,613
8.38%, 6/17/19	146	176
9.50%, 2/2/30	3,731	6,396
		8,185
Poland (1.4%)
Sovereign (1.4%)
Poland Government International Bond, 3.00%, 3/17/23 (c)	2,490	2,537
4.00%, 1/22/24	650	703
5.00%, 3/23/22	250	282
		3,522
Romania (0.9%)
Sovereign (0.9%)
Romanian Government International Bond, 4.38%, 8/22/23	1,700	1,822
6.13%, 1/22/44 (c)	336	421
		2,243
Russia (7.8%)
Sovereign (7.8%)
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22	14,600	15,640
5.63%, 4/4/42	1,200	1,362
SCF Capital Ltd., 5.38%, 6/16/23 (a)(c)	2,040	2,055
		19,057
	Face Amount (000)	Value (000)
Serbia (1.9%)
Sovereign (1.9%)
Republic of Serbia, 7.25%, 9/28/21	$4,135	$4,743
South Africa (1.9%)
Sovereign (1.9%)
Eskom Holdings SOC Ltd., 5.75%, 1/26/21 (a)(c)	1,678	1,668
7.13%, 2/11/25 (a)(c)	2,080	2,066
Transnet SOC Ltd., 4.00%, 7/26/22 (a)(c)	950	903
		4,637
Sri Lanka (1.0%)
Sovereign (1.0%)
Sri Lanka Government International Bond, 6.25%, 10/4/20	139	142
6.25%, 10/4/20 (a)	510	522
6.85%, 11/3/25 (a)	1,900	1,860
		2,524
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA, 5.75%, 1/30/25 (a)	1,300	1,185
Turkey (5.5%)
Sovereign (5.5%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (a)	1,960	2,082
Turkey Government International Bond, 3.25%, 3/23/23	740	719
4.88%, 4/16/43	2,000	1,959
5.63%, 3/30/21	6,700	7,320
6.88%, 3/17/36	1,200	1,466
		13,546
Ukraine (3.0%)
Sovereign (3.0%)
Ukraine Government International Bond, 7.75%, 9/1/22 — 9/1/26	7,630	7,288
		7,288
Venezuela (4.5%)
Sovereign (4.5%)
Petroleos de Venezuela SA, 6.00%, 11/15/26	31,240	10,971
Zambia (0.9%)
Sovereign (0.9%)
Zambia Government International Bond, 8.50%, 4/14/24	1,790	1,564
8.97%, 7/30/27 (a)	780	679
		2,243
Total Fixed Income Securities (Cost $229,751)		234,854

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	No. of Warrants		Value (000)
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria, expires 11/15/20 (b)(f)		750	$54
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(f)		3,750	6
Total Warrants (Cost $–)			60
	Shares
Short-Term Investments (11.9%)
Securities held as Collateral on Loaned Securities (8.1%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)		15,918,728	15,919
	Face Amount (000)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $3,678; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $3,752)		$3,678	3,678
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $150; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $153)		150	150
			3,828
Total Securities held as Collateral on Loaned Securities (Cost $19,747)			19,747
	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $7,063)		7,062,738	7,063
	Face Amount (000)
Sovereign (0.9%)
Argentina (0.9%)
Letras del Banco Central de la Republica Argentina, 28.25%, 1/11/17	ARS	3,090	181
29.50%, 1/11/17		3,100	181
30.25%, 12/28/16		22,000	1,298
30.50%, 12/28/16		10,370	612
Total Sovereign (Cost $2,365)			2,272
Total Short-Term Investments (Cost $29,175)			29,082
Total Investments (108.0%) (Cost $258,926) Including $22,887 of Securities Loaned (g)(h)			263,996
Liabilities in Excess of Other Assets (-8.0%)			(19,584)
Net Assets (100.0%)			$244,412

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

(c)  All or a portion of this security was on loan at June 30, 2016.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(f)  Security has been deemed illiquid at June 30, 2016.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and a future contract.

(h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,531,000 and the aggregate gross unrealized depreciation is approximately $8,461,000 resulting in net unrealized appreciation of approximately $5,070,000.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	ARS	9,740	$591	12/30/16	$2
Citibank NA	ARS	7,030	$420	12/30/16	(5)
Citibank NA	ARS	7,060	$420	12/30/16	(7)
Citibank NA	ARS	8,000	$491	1/18/17	12
Citibank NA	ARS	2,380	$146	1/18/17	4
Citibank NA	ARS	24,000	$1,310	6/13/17	(20)
					$(14)

ARS   — Argentine Peso

Futures Contract:

The Portfolio had the following futures contract open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Note	62	$(8,245)	Sep-16	$(224)

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	86.9%
Corporate Bonds	9.3
Other**	3.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open short futures contract with an underlying face amount of approximately $8,245,000 with unrealized depreciation of approximately $224,000 and does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $14,000.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $235,944)	$241,014
Investment in Security of Affiliated Issuer, at Value (Cost $22,982)	22,982
Total Investments in Securities, at Value (Cost $258,926)	263,996
Cash	27
Interest Receivable	3,960
Receivable for Investments Sold	1,937
Receivable for Variation Margin on Futures Contracts	110
Receivable for Portfolio Shares Sold	61
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	18
Receivable from Affiliate	1
Other Assets	21
Total Assets	270,131
Liabilities:
Collateral on Securities Loaned, at Value	19,747
Payable for Investments Purchased	5,004
Payable for Advisory Fees	441
Payable for Portfolio Shares Redeemed	185
Deferred Capital Gain Country Tax	158
Payable for Servicing Fees	66
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	32
Payable for Professional Fees	24
Payable for Administration Fees	16
Payable for Custodian Fees	14
Payable for Transfer Agency Fees	2
Payable for Directors' Fees and Expenses	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	27
Total Liabilities	25,719
NET ASSETS	$244,412
Net Assets Consist of:
Paid-in-Capital	$253,321
Accumulated Undistributed Net Investment Income	6,940
Accumulated Net Realized Loss	(20,547)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $134 of Deferred Capital Gain Country Tax)	4,936
Futures Contracts	(224)
Foreign Currency Forward Exchange Contracts	(14)
Foreign Currency Translations	(— @)
Net Assets	$244,412
CLASS I:
Net Assets	$224,520
Net Asset Value, Offering and Redemption Price Per Share Applicable to 28,870,676 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.78
CLASS II:
Net Assets	$19,892
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,575,190 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.72
(1) Including:
Securities on Loan, at Value:	$22,887

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$8,229
Income from Securities Loaned — Net	48
Dividends from Securities of Unaffiliated Issuers	9
Dividends from Security of Affiliated Issuer (Note H)	5
Total Investment Income	8,291
Expenses:
Advisory Fees (Note B)	864
Servicing Fees (Note D)	192
Administration Fees (Note C)	92
Professional Fees	53
Distribution Fees — Class II Shares (Note E)	23
Shareholder Reporting Fees	16
Custodian Fees (Note G)	11
Pricing Fees	8
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	10
Total Expenses	1,278
Distribution Fees — Class II Shares Waived (Note E)	(19)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,256
Net Investment Income	7,035
Realized Loss:
Investments Sold (Net of $24 of Capital Gain Country Tax)	(7,899)
Foreign Currency Forward Exchange Contracts	(124)
Foreign Currency Transactions	(4)
Futures Contracts	(341)
Net Realized Loss	(8,368)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $88)	24,484
Foreign Currency Forward Exchange Contracts	(14)
Futures Contracts	(234)
Net Change in Unrealized Appreciation (Depreciation)	24,236
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	15,868
Net Increase in Net Assets Resulting from Operations	$22,903

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,035	$13,132
Net Realized Loss	(8,368)	(2,806)
Net Change in Unrealized Appreciation (Depreciation)	24,236	(12,559)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,903	(2,233)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(12,172)	(12,372)
Class II:
Net Investment Income	(1,082)	(1,042)
Total Distributions	(13,254)	(13,414)
Capital Share Transactions:(1)
Class I:
Subscribed	7,873	15,324
Distributions Reinvested	12,172	12,372
Redeemed	(14,194)	(47,421)
Class II:
Subscribed	3,083	4,677
Distributions Reinvested	1,082	1,042
Redeemed	(3,317)	(5,695)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,699	(19,701)
Total Increase (Decrease) in Net Assets	16,348	(35,348)
Net Assets:
Beginning of Period	228,064	263,412
End of Period (Including Accumulated Undistributed Net Investment Income of $6,940 and $13,159)	$244,412	$228,064
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,017	1,912
Shares Issued on Distributions Reinvested	1,564	1,607
Shares Redeemed	(1,855)	(6,060)
Net Increase (Decrease) in Class I Shares Outstanding	726	(2,541)
Class II:
Shares Subscribed	400	595
Shares Issued on Distributions Reinvested	140	136
Shares Redeemed	(432)	(733)
Net Increase (Decrease) in Class II Shares Outstanding	108	(2)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.45		$7.95	$8.22	$9.52	$8.31	$8.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.41	0.39	0.40	0.37	0.41
Net Realized and Unrealized Gain (Loss)	0.55		(0.48)	(0.13)	(1.23)	1.10	0.15
Total from Investment Operations	0.78		(0.07)	0.26	(0.83)	1.47	0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.45)		(0.43)	(0.47)	(0.36)	(0.26)	(0.30)
Net Realized Gain	—		—	(0.06)	(0.11)	—	(0.09)
Total Distributions	(0.45)		(0.43)	(0.53)	(0.47)	(0.26)	(0.39)
Net Asset Value, End of Period	$7.78		$7.45	$7.95	$8.22	$9.52	$8.31
Total Return ++	10.41	%#	(1.12)%	2.93%	(8.75)%	17.96%	7.03%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$224,520		$209,794	$243,906	$272,200	$403,697	$255,316
Ratio of Expenses to Average Net Assets	1.09	%+*	1.09%+	1.08%+	1.06%+	1.04%+	1.04%+
Ratio of Net Investment Income to Average Net Assets	6.11	%+*	5.24%+	4.69%+	4.48%+	4.18%+	4.95%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	32	%#	37%	81%	88%	39%	52%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.40		$7.90	$8.17	$9.46	$8.26	$8.10
Income (Loss) from Investment Operations:
Net Investment Income†	0.23		0.40	0.39	0.39	0.37	0.40
Net Realized and Unrealized Gain (Loss)	0.53		(0.48)	(0.13)	(1.22)	1.08	0.15
Total from Investment Operations	0.76		(0.08)	0.26	(0.83)	1.45	0.55
Distributions from and/or in Excess of:
Net Investment Income	(0.44)		(0.42)	(0.47)	(0.35)	(0.25)	(0.30)
Net Realized Gain	—		—	(0.06)	(0.11)	—	(0.09)
Total Distributions	(0.44)		(0.42)	(0.53)	(0.46)	(0.25)	(0.39)
Net Asset Value, End of Period	$7.72		$7.40	$7.90	$8.17	$9.46	$8.26
Total Return ++	10.29	%#	(1.17)%	2.89%	(8.76)%	17.88%	6.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,892		$18,270	$19,506	$20,540	$27,815	$30,852
Ratio of Expenses to Average Net Assets (1)	1.14	%+*	1.14%+	1.13%+	1.11%+	1.09%+	1.09%+
Ratio of Net Investment Income to Average Net Assets (1)	6.06	%+*	5.19%+	4.64%+	4.43%+	4.13%+	4.90%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	32	%#	37%	81%	88%	39%	52%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.34	%*	1.37%	1.43%	1.41%	1.40%	1.40%
Net Investment Income to Average Net Assets	5.86	%*	4.96%	4.34%	4.13%	3.82%	4.59%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$22,730	$—	$22,730
Sovereign	—	212,124	—	212,124
Total Fixed Income Securities	—	234,854	—	234,854
Warrants	—	60	—	60
Short-Term Investments
Investment Company	22,982	—	—	22,982
Repurchase Agreements	—	3,828	—	3,828
Sovereign	—	2,272	—	2,272
Total Short-Term Investments	22,982	6,100	—	29,082
Foreign Currency Forward Exchange Contracts	—	18	—	18
Total Assets	22,982	241,032	—	264,014
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(32)	—	(32)
Futures Contract	(224)	—	—	(224)
Total Liabilities	(224)	(32)	—	(256)
Total	$22,758	$241,000	$—	$263,758

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the

Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$18
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(32)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	(224	)(a)
Total			$(256)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(124)
Interest Rate Risk	Futures Contracts	(341)
Total		$(465)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(14)
Interest Rate Risk	Futures Contracts	(234)
Total		$(248)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$18	$(32)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$18	$(18)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$32	$(18)	$—	$14

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,535,000
Futures Contracts:
Average monthly original value	$11,756,000

7.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$22,887	(d)	$—	$(22,887	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Portfolio received cash collateral of approximately $19,747,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $3,583,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$4,973	$—	$—	$—	$4,973
Sovereign	14,774	—	—	—	14,774
Total	$19,747	$—	$—	$—	$19,747
Total Borrowings	$19,747	$—	$—	$—	$19,747
Gross amount of recognized liabilities for securities lending transactions					$19,747

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is inappropriate. For the six months ended June 30, 2016, this waiver amounted to approximately $19,000.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $74,038,000 and $70,973,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$25,009	$63,117	$65,144	$5	$22,982

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$13,414	$—	$15,626	$2,151

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$60	$(60)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$13,254	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $2,209,000 and $9,205,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 71.1%

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
1555324 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,066.60	$1,018.15	$6.94	$6.77	1.35%
Emerging Markets Equity Portfolio Class II	1,000.00	1,066.20	1,017.90	7.19	7.02	1.40

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (0.7%)
Banco Macro SA ADR	14,071	$1,044
Grupo Financiero Galicia SA ADR	30,449	930
		1,974
Austria (1.3%)
Erste Group Bank AG (a)	104,232	2,383
Vienna Insurance Group AG Wiener Versicherung Gruppe	50,093	950
		3,333
Brazil (6.8%)
Banco Bradesco SA (Preference)	433,720	3,400
BRF SA	227,341	3,194
Itau Unibanco Holding SA (Preference)	351,411	3,315
Lojas Renner SA	158,882	1,172
MercadoLibre, Inc. (b)	18,819	2,647
Raia Drogasil SA	142,954	2,810
Ultrapar Participacoes SA	74,429	1,647
		18,185
Chile (0.6%)
SACI Falabella	216,201	1,646
China (17.0%)
Alibaba Group Holding Ltd. ADR (a)(b)	38,046	3,026
Bank of China Ltd. H Shares (c)	8,440,000	3,376
China Construction Bank Corp. H Shares (c)	7,192,230	4,780
China Machinery Engineering Corp. H Shares (c)	704,000	460
China Mengniu Dairy Co., Ltd. (c)	514,000	901
China Mobile Ltd. (c)	530,500	6,127
China Overseas Land & Investment Ltd. (c)	476,000	1,519
China Pacific Insurance Group Co., Ltd. H Shares (c)	645,400	2,203
China Taiping Insurance Holdings Co., Ltd. (a)(c)	351,000	660
China Unicom Hong Kong Ltd. (c)	1,020,000	1,059
Chongqing Changan Automobile Co., Ltd. B Shares	263,100	368
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	1,181,500	518
CSPC Pharmaceutical Group Ltd. (c)	1,002,000	895
Huadian Power International Corp., Ltd. H Shares (c)	1,076,000	513
JD.com, Inc. ADR (a)(b)	60,299	1,280
NetEase, Inc. ADR	4,326	836
New Oriental Education & Technology Group, Inc. ADR (b)	15,043	630
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (c)	1,042,000	342
Shenzhen International Holdings Ltd. (c)	490,500	713
Shenzhou International Group Holdings Ltd. (c)	246,000	1,190
TAL Education Group ADR (a)	15,691	974
Tencent Holdings Ltd. (c)	495,200	11,281
Yum! Brands, Inc.	18,702	1,551
		45,202
	Shares	Value (000)
Colombia (0.8%)
Cemex Latam Holdings SA (a)	174,627	$754
Grupo de Inversiones Suramericana SA	73,156	959
Grupo de Inversiones Suramericana SA (Preference)	30,243	389
		2,102
Czech Republic (1.0%)
Komercni Banka AS	70,400	2,638
Egypt (0.4%)
Commercial International Bank Egypt SAE	260,429	1,158
Hong Kong (2.6%)
AIA Group Ltd.	539,600	3,252
Samsonite International SA	1,315,800	3,647
		6,899
India (10.8%)
Ashok Leyland Ltd.	2,374,183	3,478
Bharat Petroleum Corp., Ltd.	150,308	2,403
Glenmark Pharmaceuticals Ltd.	99,039	1,173
HDFC Bank Ltd.	141,979	2,878
IndusInd Bank Ltd.	187,555	3,104
Larsen & Toubro Ltd.	126,056	2,809
Marico Ltd.	501,491	1,963
Maruti Suzuki India Ltd.	37,929	2,362
Shree Cement Ltd.	14,180	3,067
Shriram Transport Finance Co., Ltd.	181,188	3,237
SKS Microfinance Ltd. (a)	80,559	889
Zee Entertainment Enterprises Ltd.	201,175	1,366
		28,729
Indonesia (4.0%)
Bank Mandiri Persero Tbk PT	108,000	78
Bank Negara Indonesia Persero Tbk PT	3,037,500	1,201
Bumi Serpong Damai Tbk PT	6,943,600	1,115
Jasa Marga Persero Tbk PT	2,168,500	868
Link Net Tbk PT	3,083,500	947
Matahari Department Store Tbk PT	1,829,400	2,778
Semen Indonesia Persero Tbk PT	163,800	116
Surya Citra Media Tbk PT	3,489,400	875
United Tractors Tbk PT	902,300	1,016
XL Axiata Tbk PT (a)	5,662,525	1,574
		10,568
Korea, Republic of (12.1%)
Amorepacific Corp.	6,595	2,486
CJ CheilJedang Corp.	1,301	439
CJ Corp.	4,342	765
Cosmax, Inc.	5,103	763
Coway Co., Ltd.	21,053	1,914
Hotel Shilla Co., Ltd.	8,736	521
Hugel, Inc. (a)	2,861	795
Hyundai Development Co-Engineering & Construction	42,650	1,476
Hyundai Wia Corp.	8,527	664
Innocean Worldwide, Inc.	12,413	875
The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
Kia Motors Corp.	23,836	$898
Korea Aerospace Industries Ltd.	26,400	1,692
Korea Electric Power Corp.	33,203	1,752
LG Chem Ltd.	4,960	1,134
Mando Corp.	2,673	506
NAVER Corp.	3,692	2,296
Nexon Co., Ltd.	99,500	1,462
Samsung Electronics Co., Ltd.	5,005	6,231
Samsung Electronics Co., Ltd. (Preference)	2,561	2,644
Samsung Fire & Marine Insurance Co., Ltd.	5,065	1,159
SK Holdings Co., Ltd.	10,261	1,807
		32,279
Mexico (6.2%)
Alfa SAB de CV	804,797	1,384
Alsea SAB de CV	344,722	1,312
Cemex SAB de CV ADR (a)	425,217	2,624
Fomento Economico Mexicano SAB de CV ADR	51,276	4,742
Grupo Financiero Banorte SAB de CV Series O	698,288	3,903
Grupo Financiero Santander Mexico SAB de CV ADR (b)	145,694	1,324
Mexichem SAB de CV	598,216	1,261
		16,550
Pakistan (1.3%)
Lucky Cement Ltd.	259,000	1,600
United Bank Ltd.	1,015,300	1,721
		3,321
Panama (0.4%)
Copa Holdings SA, Class A	18,618	973
Peru (2.3%)
Cia de Minas Buenaventura SA ADR (a)	132,785	1,587
Credicorp Ltd.	28,626	4,418
		6,005
Philippines (4.3%)
Ayala Corp.	54,120	982
BDO Unibank, Inc.	465,610	1,111
DMCI Holdings, Inc.	4,356,950	1,174
International Container Terminal Services, Inc.	656,220	864
LT Group, Inc.	3,093,500	1,047
Metro Pacific Investments Corp.	10,586,600	1,573
Metropolitan Bank & Trust Co.	1,270,925	2,446
SM Investments Corp.	104,673	2,160
		11,357
Poland (3.4%)
Bank Pekao SA	39,766	1,392
CCC SA	39,921	1,624
Eurocash SA	101,761	1,192
Jeronimo Martins SGPS SA	144,502	2,276
LPP SA	755	967
PKP Cargo SA (a)	39,474	332
Polski Koncern Naftowy Orlen SA	75,382	1,319
		9,102
	Shares	Value (000)
Russia (2.0%)
Mail.ru Group Ltd. GDR (a)	84,269	$1,533
MMC Norilsk Nickel PJSC ADR	92,347	1,229
X5 Retail Group N.V. GDR (a)	44,704	888
Yandex N.V., Class A (a)	81,165	1,773
		5,423
South Africa (6.2%)
Clicks Group Ltd.	70,312	587
Life Healthcare Group Holdings Ltd. (b)	529,120	1,303
Mondi PLC	114,550	2,091
Naspers Ltd., Class N	33,732	5,169
Sasol Ltd.	75,787	2,058
Steinhoff International Holdings N.V. H Shares	537,020	3,076
Vodacom Group Ltd. (b)	202,696	2,318
		16,602
Taiwan (9.6%)
Advanced Semiconductor Engineering, Inc.	1,724,000	1,981
Catcher Technology Co., Ltd.	223,000	1,665
Chailease Holding Co., Ltd.	178,941	289
Delta Electronics, Inc.	314,326	1,535
E.Sun Financial Holding Co. Ltd.	1,176,000	696
Eclat Textile Co., Ltd.	99,649	961
Formosa Plastics Corp.	302,000	730
Fubon Financial Holding Co., Ltd.	772,830	910
Hon Hai Precision Industry Co., Ltd.	1,061,150	2,730
PChome Online, Inc.	81,000	897
Pegatron Corp.	681,000	1,443
President Chain Store Corp.	54,000	423
Taiwan Mobile Co., Ltd.	300,000	1,050
Taiwan Semiconductor Manufacturing Co., Ltd.	1,411,000	7,135
Uni-President Enterprises Corp.	1,227,965	2,423
Yeong Guan Energy Technology Group Co. Ltd.	116,000	738
		25,606
Thailand (2.4%)
Central Pattana PCL (Foreign)	505,400	862
DKSH Holding AG (b)	27,136	1,776
Kasikornbank PCL NVDR	277,900	1,350
Land and Houses PCL (Foreign)	3,382,660	874
Minor International PCL (Foreign)	1,274,830	1,463
Sino-Thai Engineering & Construction PCL (Foreign)	48,600	33
		6,358
Turkey (1.2%)
Arcelik AS	257,429	1,698
Ulker Biskuvi Sanayi AS	197,944	1,450
		3,148
United States (0.3%)
Nien Made Enterprise Co., Ltd. (a)	81,000	737
Total Common Stocks (Cost $221,715)		259,895

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Investment Company (0.4%)
Thailand (0.4%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $1,116)	3,056,064	$1,095
Short-Term Investment (2.1%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $5,726)	5,726,099	5,726
Total Investments (100.2%) (Cost $228,557) including $8,687 of Securities Loaned (e)(f)(g)		266,716
Liabilities in Excess of Other Assets (-0.2%)		(607)
Net Assets (100.0%)		$266,109

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016.

(c)  Security trades on the Hong Kong exchange.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(f)  The approximate fair value and percentage of net assets, $203,485,000 and 76.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,763,000 and the aggregate gross unrealized depreciation is approximately $16,604,000 resulting in net unrealized appreciation of approximately $38,159,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

PJSC  Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	EUR	4,904	$5,540	7/21/16	$94

EUR  — Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	72.1%
Banks	18.6
Internet Software & Services	9.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $94,000.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $222,831)	$260,990
Investment in Security of Affiliated Issuer, at Value (Cost $5,726)	5,726
Total Investments in Securities, at Value (Cost $228,557)	266,716
Foreign Currency, at Value (Cost $1,077)	1,122
Receivable for Investments Sold	4,778
Dividends Receivable	1,355
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	94
Receivable for Portfolio Shares Sold	86
Tax Reclaim Receivable	57
Other Assets	38
Total Assets	274,246
Liabilities:
Collateral on Securities Loaned, at Value	5,726
Payable for Investments Purchased	632
Payable for Advisory Fees	608
Payable for Portfolio Shares Redeemed	531
Deferred Capital Gain Country Tax	292
Payable for Custodian Fees	135
Payable for Servicing Fees	115
Payable for Professional Fees	28
Payable for Administration Fees	17
Payable for Directors' Fees and Expenses	4
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	45
Total Liabilities	8,137
NET ASSETS	$266,109
Net Assets Consist of:
Paid-in-Capital	$276,353
Accumulated Undistributed Net Investment Income	602
Accumulated Net Realized Loss	(48,857)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $287 of Deferred Capital Gain Country Tax)	37,872
Foreign Currency Forward Exchange Contracts	94
Foreign Currency Translations	45
Net Assets	$266,109
CLASS I:
Net Assets	$187,965
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,295,688 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.15
CLASS II:
Net Assets	$78,144
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,961,734 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.11
(1) Including:
Securities on Loan, at Value:	$8,687

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $474 of Foreign Taxes Withheld)	$3,609
Income from Securities Loaned — Net	32
Dividends from Security of Affiliated Issuer (Note H)	7
Total Investment Income	3,648
Expenses:
Advisory Fees (Note B)	1,264
Servicing Fees (Note D)	211
Custodian Fees (Note G)	196
Administration Fees (Note C)	106
Distribution Fees — Class II Shares (Note E)	91
Professional Fees	56
Shareholder Reporting Fees	19
Transfer Agency Fees (Note F)	8
Pricing Fees	7
Directors' Fees and Expenses	4
Other Expenses	12
Total Expenses	1,974
Waiver of Advisory Fees (Note B)	(87)
Distribution Fees — Class II Shares Waived (Note E)	(73)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	1,812
Net Investment Income	1,836
Realized Gain (Loss):
Investments Sold (Net of $2 of Capital Gain Country Tax)	(7,531)
Foreign Currency Forward Exchange Contracts	(186)
Foreign Currency Transactions	160
Net Realized Loss	(7,557)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $287)	22,939
Foreign Currency Forward Exchange Contracts	53
Foreign Currency Translations	53
Net Change in Unrealized Appreciation (Depreciation)	23,045
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	15,488
Net Increase in Net Assets Resulting from Operations	$17,324

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,836	$1,758
Net Realized Loss	(7,557)	(16,357)
Net Change in Unrealized Appreciation (Depreciation)	23,045	(17,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,324	(32,205)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(925)	(1,943)
Class II:
Net Investment Income	(342)	(640)
Total Distributions	(1,267)	(2,583)
Capital Share Transactions:(1)
Class I:
Subscribed	9,079	20,395
Distributions Reinvested	925	1,943
Redeemed	(37,729)	(61,193)
Class II:
Subscribed	7,814	14,995
Distributions Reinvested	342	640
Redeemed	(7,736)	(20,690)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,305)	(43,910)
Total Decrease in Net Assets	(11,248)	(78,698)
Net Assets:
Beginning of Period	277,357	356,055
End of Period (Including Accumulated Undistributed Net Investment Income of $602 and $33)	$266,109	$277,357
(1) Capital Share Transactions:
Class I:
Shares Subscribed	745	1,462
Shares Issued on Distributions Reinvested	70	133
Shares Redeemed	(2,991)	(4,308)
Net Decrease in Class I Shares Outstanding	(2,176)	(2,713)
Class II:
Shares Subscribed	625	1,082
Shares Issued on Distributions Reinvested	26	44
Shares Redeemed	(629)	(1,500)
Net Increase (Decrease) in Class II Shares Outstanding	22	(374)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.39		$13.98		$14.69	$15.03	$12.53	$15.38
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.08		0.08	0.08	0.08	0.11
Net Realized and Unrealized Gain (Loss)	0.73		(1.56)		(0.73)	(0.24)	2.42	(2.90)
Total from Investment Operations	0.82		(1.48)		(0.65)	(0.16)	2.50	(2.79)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.11)		(0.06)	(0.18)	—	(0.06)
Net Asset Value, End of Period	$13.15		$12.39		$13.98	$14.69	$15.03	$12.53
Total Return ++	6.66	%#	(10.69)%		(4.49)%	(1.02)%	19.95%	(18.22)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$187,965		$204,032		$268,121	$271,285	$302,315	$423,692
Ratio of Expenses to Average Net Assets(1)	1.35	%+*	1.40	%+^^	1.42%+^	1.41%+^	1.44%+^	1.56%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	N/A	1.44%+	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.39	%+*	0.55	%+	0.53%+	0.57%+	0.56%+	0.80%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01%	0.01%	0.01%
Portfolio Turnover Rate	17	%#	38%		45%	48%	46%	57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.42	%*	1.64%		1.70%	1.71%	1.65%	1.60%
Net Investment Income to Average Net Assets	1.32	%*	0.31%		0.25%	0.27%	0.35%	0.76%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.55% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.60% for Class I shares.

^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012		2011
Net Asset Value, Beginning of Period	$12.35		$13.93		$14.64	$14.98	$12.50		$15.34
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.07		0.07	0.08	0.07		0.11
Net Realized and Unrealized Gain (Loss)	0.74		(1.55)		(0.73)	(0.25)	2.41		(2.90)
Total from Investment Operations	0.82		(1.48)		(0.66)	(0.17)	2.48		(2.79)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.10)		(0.05)	(0.17)	—		(0.05)
Net Asset Value, End of Period	$13.11		$12.35		$13.93	$14.64	$14.98		$12.50
Total Return ++	6.62	%#	(10.71)%		(4.55)%	(1.10)%	19.84%		(18.24)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$78,144		$73,325		$87,934	$101,815	$124,551		$360,059
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.45	%+^^	1.47%+^	1.46%+^	1.49	%+^	1.61%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	N/A	1.49	%+	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.34	%+*	0.50	%+	0.48%+	0.52%+	0.51	%+	0.75%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01%	0.01%		0.01%
Portfolio Turnover Rate	17	%#	38%		45%	48%	46%		57%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.67	%*	1.92%		2.05%	2.06%	2.00%		1.95%
Net Investment Income (Loss) to Average Net Assets	1.07	%*	0.03%		(0.10)%	(0.08)%	(0.00	)%§	0.41%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.47% for Class II shares. Prior to March 1, 2012, the maximum ratio was 1.60% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.65% for Class II shares.

^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Effective June 30, 2016, Morgan Stanley Investment Management Limited is no longer a Sub-Adviser to the Portfolio.

The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,692	$—	$1,692
Airlines	973	—	—	973
Auto Components	—	1,170	—	1,170
Automobiles	—	3,628	—	3,628
Banks	18,334	30,312	—	48,646
Beverages	4,742	—	—	4,742
Biotechnology	—	795	—	795

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Chemicals	$1,261	$1,864	$—	$3,125
Construction & Engineering	—	4,778	—	4,778
Construction Materials	3,378	4,783	—	8,161
Consumer Finance	—	4,126	—	4,126
Diversified Consumer Services	1,604	—	—	1,604
Diversified Financial Services	1,348	3,754	—	5,102
Diversified Telecommunication Services	—	2,006	—	2,006
Electric Utilities	—	1,752	—	1,752
Electronic Equipment, Instruments & Components	—	4,265	—	4,265
Food & Staples Retailing	2,810	5,366	—	8,176
Food Products	3,194	5,213	—	8,407
Health Care Providers & Services	—	1,303	—	1,303
Hotels, Restaurants & Leisure	2,863	1,805	—	4,668
Household Durables	—	7,425	—	7,425
Independent Power Producers & Energy Traders	—	513	—	513
Industrial Conglomerates	1,384	6,953	—	8,337
Insurance	—	8,224	—	8,224
Internet & Catalog Retail	1,280	—	—	1,280
Internet Software & Services	8,282	16,007	—	24,289
Machinery	—	3,996	—	3,996
Media	—	8,285	—	8,285
Metals & Mining	1,587	1,967	—	3,554
Multi-Line Retail	2,818	2,778	—	5,596
Oil, Gas & Consumable Fuels	1,647	6,796	—	8,443
Paper & Forest Products	—	2,091	—	2,091
Personal Products	—	5,212	—	5,212
Pharmaceuticals	—	2,068	—	2,068
Professional Services	—	1,776	—	1,776
Real Estate Management & Development	—	4,370	—	4,370
Road & Rail	—	332	—	332
Semiconductors & Semiconductor Equipment	—	9,116	—	9,116
Software	—	1,462	—	1,462
Specialty Retail	—	521	—	521
Tech Hardware, Storage & Peripherals	—	11,983	—	11,983
Textiles, Apparel & Luxury Goods	—	8,389	—	8,389
Transportation Infrastructure	—	2,445	—	2,445
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Wireless Telecommunication Services	$—	$11,069	$—	$11,069
Total Common Stocks	57,505	202,390	—	259,895
Investment Company	—	1,095	—	1,095
Short-Term Investment
Investment Company	5,726	—	—	5,726
Foreign Currency Forward Exchange Contract	—	94	—	94
Total Assets	$63,231	$203,579	$—	$266,810

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $3,594,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at June 30, 2016. As of June 30, 2016, securities with a total value of approximately $18,113,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$1,090
Purchases	—
Sales	(696)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(32)
Realized gains (losses)	(362)
Ending Balance	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(32)

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$94

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(186)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$53

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$94	$—

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$94	$—	$—	$94

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$6,871,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,687	(b)	$—	$(8,687	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Portfolio received cash collateral of approximately $5,726,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $3,061,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,726	$—	$—	$—	$5,726
Total Borrowings	$5,726	$—	$—	$—	$5,726
Gross amount of recognized liabilities for securities lending transactions					$5,726

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.95%	0.85%	0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.88% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares and 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $87,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2016, this waiver amounted to approximately $73,000.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $43,613,000 and $69,515,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$9,417	$37,778	$41,469	$7	$5,726

During the six months ended June 30, 2016, the Portfolio incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,583	$—	$1,403	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$48	$(48)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,267	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term and long-term capital losses of approximately $10,652,000 and $5,793,000, respectively, that do not have an expiration date.

In addition, at December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$23,383	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 47.1%.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
1555339 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,067.50	$1,018.90	$6.17	$6.02	1.20%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
France (9.5%)
L'Oreal SA	16,093	$3,078
Pernod Ricard SA	9,897	1,103
		4,181
Germany (2.5%)
SAP SE	14,656	1,095
Italy (1.0%)
Davide Campari-Milano SpA	45,485	451
Japan (2.5%)
Japan Tobacco, Inc.	27,700	1,110
Netherlands (0.9%)
RELX N.V.	22,374	390
Switzerland (4.8%)
Nestle SA (Registered)	27,577	2,127
United Kingdom (25.6%)
British American Tobacco PLC	53,267	3,466
Experian PLC	46,468	883
Reckitt Benckiser Group PLC	35,617	3,583
RELX PLC	32,385	597
Unilever PLC	57,769	2,771
		11,300
United States (51.3%)
Accenture PLC, Class A	17,277	1,957
Altria Group, Inc.	30,869	2,129
Automatic Data Processing, Inc.	15,110	1,388
Coca-Cola Co.	14,488	657
International Flavors & Fragrances, Inc.	6,535	824
Intuit, Inc.	5,233	584
Microsoft Corp.	58,999	3,019
Mondelez International, Inc., Class A	25,712	1,170
Moody's Corp.	4,205	394
NIKE, Inc., Class B	22,551	1,245
Philip Morris International, Inc.	12,433	1,265
Reynolds American, Inc.	39,589	2,135
Time Warner, Inc.	12,586	925
Twenty-First Century Fox, Inc., Class A	29,887	808
Twenty-First Century Fox, Inc., Class B	36,982	1,008
Visa, Inc., Class A	23,900	1,773
Walt Disney Co. (The)	14,061	1,375
		22,656
Total Common Stocks (Cost $28,099)		43,310
	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $566)	565,975	$566
Total Investments (99.4%) (Cost $28,665) (a)(b)		43,876
Other Assets in Excess of Liabilities (0.6%)		270
Net Assets (100.0%)		$44,146

(a)  The approximate fair value and percentage of net assets, $20,654,000 and 46.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(b)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,558,000 and the aggregate gross unrealized depreciation is approximately $347,000 resulting in net unrealized appreciation of approximately $15,211,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	23.0%
Personal Products	13.3
Information Technology Services	11.7
Media	11.6
Software	10.7
Other*	8.9
Household Products	8.2
Food Products	7.5
Beverages	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $28,099)	$43,310
Investment in Security of Affiliated Issuer, at Value (Cost $566)	566
Total Investments in Securities, at Value (Cost $28,665)	43,876
Receivable for Investments Sold	308
Dividends Receivable	99
Tax Reclaim Receivable	90
Receivable from Affiliate	—	@
Receivable for Portfolio Shares Sold	—	@
Other Assets	14
Total Assets	44,387
Liabilities:
Payable for Investments Purchased	105
Payable for Advisory Fees	46
Payable for Servicing Fees	24
Payable for Professional Fees	21
Payable for Custodian Fees	14
Payable for Portfolio Shares Redeemed	10
Payable for Distribution Fees — Class II Shares	9
Payable for Administration Fees	3
Payable for Transfer Agency Fees	1
Other Liabilities	8
Total Liabilities	241
NET ASSETS	$44,146
Net Assets Consist of:
Paid-in-Capital	$26,483
Undistributed Net Investment Income	362
Accumulated Net Realized Gain	2,095
Unrealized Appreciation (Depreciation) on:
Investments	15,211
Foreign Currency Translations	(5)
Net Assets	$44,146
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,449,977 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.80

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $30 of Foreign Taxes Withheld)	$627
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	628
Expenses:
Advisory Fees (Note B)	175
Distribution Fees — Class II Shares (Note E)	55
Professional Fees	45
Servicing Fees (Note D)	30
Administration Fees (Note C)	17
Custodian Fees (Note G)	16
Shareholder Reporting Fees	5
Pricing Fees	3
Transfer Agency Fees (Note F)	1
Directors' Fees and Expenses	1
Other Expenses	7
Total Expenses	355
Waiver of Advisory Fees (Note B)	(92)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	262
Net Investment Income	366
Realized Gain (Loss):
Investments Sold	2,173
Foreign Currency Transactions	(3)
Net Realized Gain	2,170
Change in Unrealized Appreciation (Depreciation):
Investments	300
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	301
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,471
Net Increase in Net Assets Resulting from Operations	$2,837

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$366	$621
Net Realized Gain	2,170	5,774
Net Change in Unrealized Appreciation (Depreciation)	301	(3,293)
Net Increase in Net Assets Resulting from Operations	2,837	3,102
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(612)	(1,019)
Net Realized Gain	(5,783)	(7,707)
Total Distributions	(6,395)	(8,726)
Capital Share Transactions:(1)
Class II:
Subscribed	702	871
Distributions Reinvested	6,395	8,726
Redeemed	(5,066)	(11,647)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,031	(2,050)
Total Decrease in Net Assets	(1,527)	(7,674)
Net Assets:
Beginning of Period	45,673	53,347
End of Period (Including Undistributed Net Investment Income and Accumulated Undistributed Net Investment Income of $362 and $608, respectively)	$44,146	$45,673
(1) Capital Share Transactions:
Class II:
Shares Subscribed	49	60
Shares Issued on Distributions Reinvested	500	634
Shares Redeemed	(357)	(762)
Net Increase (Decrease) in Class II Shares Outstanding	192	(68)

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.02		$16.04	$18.31	$17.26	$15.78	$14.93
Income from Investment Operations:
Net Investment Income†	0.12		0.19	0.30	0.25	0.38	0.30
Net Realized and Unrealized Gain	0.83		0.76	0.57	2.93	2.04	1.08
Total from Investment Operations	0.95		0.95	0.87	3.18	2.42	1.38
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.35)	(0.39)	(0.50)	(0.38)	(0.53)
Net Realized Gain	(1.96)		(2.62)	(2.75)	(1.63)	(0.56)	—
Total Distributions	(2.17)		(2.97)	(3.14)	(2.13)	(0.94)	(0.53)
Net Asset Value, End of Period	$12.80		$14.02	$16.04	$18.31	$17.26	$15.78
Total Return ++	6.75	%#	6.20%	4.51%	19.66%	15.59%	9.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,146		$45,673	$53,347	$67,209	$74,190	$83,564
Ratio of Expenses to Average Net Assets(1)	1.20	%+*	1.20%+	1.20%+	1.20%+	1.20%+	1.20%+
Ratio of Net Investment Income to Average Net Assets(1)	1.67	%+*	1.25%+	1.73%+	1.66%+	2.27%+	1.91%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	14	%#	26%	20%	17%	21%	19%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.62	%*	1.65%	1.66%	1.63%	1.57%	1.54%
Net Investment Income to Average Net Assets	1.25	%*	0.80%	1.27%	1.23%	1.90%	1.57%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.   Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.   Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$657	$1,554	$—	$2,211
Chemicals	824	—	—	824
Diversified Financial Services	394	—	—	394
Food Products	1,170	2,127	—	3,297
Household Products	—	3,583	—	3,583
Information Technology Services	5,118	—	—	5,118
Media	4,116	987	—	5,103
Personal Products	—	5,849	—	5,849
Professional Services	—	883	—	883
Software	3,603	1,095	—	4,698
Textiles, Apparel & Luxury Goods	1,245	—	—	1,245
Tobacco	5,529	4,576	—	10,105
Total Common Stocks	22,656	20,654	—	43,310
Short-Term Investment
Investment Company	566	—	—	566
Total Assets	$23,222	$20,654	$—	$43,876

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.   Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains

(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.   Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.   Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.   Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.38% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $92,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio,

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

other than long-term U.S. Government securities and short-term investments, were approximately $5,892,000 and $10,079,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$567	$4,749	$4,750	$1	$566

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,088	$7,638	$1,365	$8,542

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(11)	$11	$—

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$612	$5,783

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.5%.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN

1555344 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,067.00	$1,017.90	$7.19	$7.02	1.40%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (5.1%)
Dexus Property Group REIT	33,479	$226
Goodman Group REIT	130,500	696
GPT Group REIT	127,452	516
Investa Office Fund REIT	29,408	94
Mirvac Group REIT	150,983	228
Scentre Group REIT	347,635	1,279
Shopping Centres Australasia Property Group REIT	19,101	33
Stockland REIT	114,577	403
Vicinity Centres REIT	77,436	193
Westfield Corp. REIT	136,212	1,085
		4,753
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	25,786	111
BUWOG AG (a)	883	20
		131
Brazil (0.0%)
BR Properties SA	5,269	12
Canada (2.2%)
Boardwalk REIT	9,194	410
Brookfield Canada Office Properties REIT	10,695	238
Crombie Real Estate Investment Trust REIT	11,105	132
Dream Office Real Estate Investment Trust REIT	9,120	131
Extendicare, Inc.	16,840	106
First Capital Realty, Inc.	17,962	308
RioCan REIT	26,537	602
Smart Real Estate Investment Trust REIT	4,007	118
		2,045
China (0.5%)
China Overseas Land & Investment Ltd. (b)	48,000	153
China Resources Land Ltd. (b)	10,000	23
Global Logistic Properties Ltd.	182,900	247
		423
Finland (0.4%)
Citycon Oyj	157,137	358
France (2.7%)
Fonciere Des Regions REIT	1,503	134
Gecina SA REIT	2,791	382
ICADE REIT	4,452	317
Klepierre REIT	10,723	478
Unibail-Rodamco SE REIT	4,788	1,254
		2,565
Germany (1.4%)
ADO Properties SA (c)	1,386	53
Alstria Office AG REIT (a)	1,992	27
Deutsche Euroshop AG	1,154	53
Deutsche Wohnen AG	12,160	413
LEG Immobilien AG (a)	571	53
Vonovia SE	18,955	692
		1,291
	Shares	Value (000)
Hong Kong (10.2%)
Cheung Kong Property Holdings Ltd.	189,500	$1,193
Hang Lung Properties Ltd.	65,000	132
Henderson Land Development Co., Ltd.	75,394	427
Hongkong Land Holdings Ltd.	258,200	1,578
Hysan Development Co., Ltd.	210,921	941
Kerry Properties Ltd.	35,699	88
Link REIT	125,164	856
New World Development Co., Ltd.	321,031	326
Sino Land Co., Ltd.	43,085	71
Sun Hung Kai Properties Ltd.	207,893	2,505
Swire Properties Ltd.	311,900	830
Wharf Holdings Ltd. (The)	93,816	574
		9,521
Ireland (0.5%)
Green REIT PLC	141,294	219
Hibernia REIT PLC	191,178	285
		504
Italy (0.0%)
Beni Stabili SpA REIT (a)	40,906	25
Japan (10.6%)
Activia Properties, Inc. REIT	49	259
Advance Residence Investment Corp. REIT	50	134
Aeon Mall Co., Ltd.	1,900	25
Daiwa Office Investment Corp. REIT	20	118
Frontier Real Estate Investment Corp. REIT	9	47
GLP J-REIT	155	196
Hulic Co., Ltd.	14,300	150
Hulic REIT, Inc.	25	45
Invincible Investment Corp. REIT	142	89
Japan Hotel REIT Investment Corp. REIT	31	26
Japan Prime Realty Investment Corp. REIT	9	39
Japan Real Estate Investment Corp. REIT	89	548
Japan Retail Fund Investment Corp. REIT	118	300
Kenedix Office Investment Corp. REIT	13	77
Mitsubishi Estate Co., Ltd.	113,000	2,066
Mitsui Fudosan Co., Ltd.	87,000	1,986
Mori Hills Investment Corp. REIT	90	141
Mori Trust Sogo Reit, Inc. REIT	76	144
Nippon Building Fund, Inc. REIT	117	719
Nippon Prologis, Inc. REIT	118	287
Nomura Real Estate Master Fund, Inc. REIT	344	544
Orix, Inc. J-REIT	127	218
Premier Investment Corp. REIT	11	14
Sumitomo Realty & Development Co., Ltd.	44,000	1,187
Tokyo Tatemono Co., Ltd.	2,100	25
Tokyu, Inc. REIT	10	14
Top REIT, Inc. REIT	6	24
United Urban Investment Corp. REIT	263	472
		9,894
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	—

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	6,999	$300
Vastned Retail N.V. REIT	900	36
Wereldhave N.V. REIT	4,861	221
		557
Norway (0.4%)
Entra ASA (c)	34,193	323
Norwegian Property ASA	35,401	39
		362
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	57,900	107
CapitaLand Commercial Trust Ltd. REIT	79,100	87
CapitaLand Ltd.	82,300	189
CapitaLand Mall Trust REIT	121,200	192
Mapletree Logistics Trust REIT	162,400	121
Suntec REIT	32,500	43
UOL Group Ltd.	36,429	149
		888
Spain (0.2%)
Hispania Activos Inmobiliarios SAU REIT	573	7
Inmobiliaria Colonial SA	110,708	80
Merlin Properties Socimi SA REIT	12,751	135
		222
Sweden (0.7%)
Atrium Ljungberg AB, Class B	7,261	117
Castellum AB	13,942	199
Fabege AB	2,173	37
Hufvudstaden AB, Class A	19,158	300
		653
Switzerland (0.7%)
Mobimo Holding AG (Registered) (a)	47	11
PSP Swiss Property AG (Registered)	5,703	552
Swiss Prime Site AG (Registered) (a)	763	69
		632
United Kingdom (6.2%)
British Land Co., PLC REIT	147,680	1,223
Capital & Regional PLC REIT	165,560	116
Derwent London PLC REIT	16,678	588
Great Portland Estates PLC REIT	64,451	540
Hammerson PLC REIT	65,558	479
Helical Bar PLC	7,131	27
Intu Properties PLC REIT	88,286	345
Kennedy Wilson Europe Real Estate Plc	6,667	86
Land Securities Group PLC REIT	100,104	1,417
LXB Retail Properties PLC (a)	137,376	115
Segro PLC REIT	42,259	237
Shaftesbury PLC REIT	4,639	55
ST Modwen Properties PLC	48,223	173
Unite Group PLC	9,938	82
Urban & Civic PLC	63,378	177
Workspace Group PLC REIT	8,684	81
		5,741
	Shares	Value (000)
United States (54.6%)
Acadia Realty Trust REIT	4,761	$169
American Homes 4 Rent, Class A REIT	4,350	89
Apartment Investment & Management Co., Class A REIT	18,215	804
AvalonBay Communities, Inc. REIT	15,260	2,753
Boston Properties, Inc. REIT	20,969	2,766
Brixmor Property Group, Inc. REIT	10,981	291
Camden Property Trust REIT	17,823	1,576
CBL & Associates Properties, Inc. REIT	2,069	19
Chesapeake Lodging Trust REIT	17,861	415
Corporate Office Properties Trust REIT	4,123	122
Cousins Properties, Inc. REIT	31,955	332
CubeSmart REIT	8,939	276
DCT Industrial Trust, Inc. REIT	2,125	102
DDR Corp. REIT	12,468	226
Douglas Emmett, Inc. REIT	19,378	688
Duke Realty Corp. REIT	29,041	774
Equity Lifestyle Properties, Inc. REIT	3,544	284
Equity One, Inc. REIT	5,700	184
Equity Residential REIT	53,496	3,685
Essex Property Trust, Inc. REIT	5,192	1,184
Gaming and Leisure Properties, Inc. REIT	8,915	307
General Growth Properties, Inc. REIT	72,408	2,159
HCP, Inc. REIT	4,603	163
Healthcare Realty Trust, Inc. REIT	10,748	376
Hilton Worldwide Holdings, Inc.	28,087	633
Host Hotels & Resorts, Inc. REIT	147,341	2,388
Hudson Pacific Properties, Inc. REIT	28,840	842
Kimco Realty Corp. REIT	38,362	1,204
LaSalle Hotel Properties REIT	50,263	1,185
Lexington Realty Trust REIT	3,310	34
Liberty Property Trust REIT	10,129	402
Mack-Cali Realty Corp. REIT	4,982	135
Mid-America Apartment Communities, Inc. REIT	232	25
National Retail Properties, Inc. REIT	15,824	818
Omega Healthcare Investors, Inc. REIT	12,639	429
Paramount Group, Inc. REIT	12,359	197
Post Properties, Inc. REIT	2,037	124
ProLogis, Inc. REIT	19,569	960
Public Storage REIT	8,792	2,247
QTS Realty Trust, Inc., Class A REIT	4,180	234
Realty Income Corp. REIT	236	16
Regency Centers Corp. REIT	22,954	1,922
Rexford Industrial Realty, Inc. REIT	10,118	213
Senior Housing Properties Trust REIT	16,264	339
Simon Property Group, Inc. REIT	34,530	7,490
Sovran Self Storage, Inc. REIT	5,131	538
Spirit Realty Capital, Inc. REIT	9,250	118
STORE Capital Corp. REIT	12,826	378
Sunstone Hotel Investors, Inc. REIT	16,191	195
Tanger Factory Outlet Centers, Inc. REIT	29,315	1,178
Taubman Centers, Inc. REIT	5,839	433

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Ventas, Inc. REIT	20,045	$1,460
Vornado Realty Trust REIT	38,319	3,837
Welltower, Inc. REIT	14,040	1,070
WP GLIMCHER, Inc. REIT	457	5
Xenia Hotels & Resorts, Inc. REIT	14,307	240
		51,033
Total Common Stocks (Cost $66,229)		91,610
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $1,159)	1,159,115	1,159
Total Investments (99.3%) (Cost $67,388) (f)(g)		92,769
Other Assets in Excess of Liabilities (0.7%)		621
Net Assets (100.0%)		$93,390

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  At June 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  The approximate fair value and percentage of net assets, $38,520,000 and 41.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $27,027,000 and the aggregate gross unrealized depreciation is approximately $1,646,000 resulting in net unrealized appreciation of approximately $25,381,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Retail	27.6%
Diversified	27.6
Other*	13.8
Residential	13.5
Office	12.0
Lodging/Resorts	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $66,229)	$91,610
Investment in Security of Affiliated Issuer, at Value (Cost $1,159)	1,159
Total Investments in Securities, at Value (Cost $67,388)	92,769
Foreign Currency, at Value (Cost $355)	350
Receivable for Investments Sold	749
Dividends Receivable	293
Tax Reclaim Receivable	22
Receivable for Portfolio Shares Sold	18
Receivable from Affiliate	— @
Other Assets	18
Total Assets	94,219
Liabilities:
Payable for Investments Purchased	323
Payable for Portfolio Shares Redeemed	203
Payable for Advisory Fees	154
Payable for Custodian Fees	48
Payable for Servicing Fees	30
Payable for Professional Fees	22
Payable for Distribution Fees — Class II Shares	19
Payable for Administration Fees	6
Payable for Transfer Agency Fees	1
Other Liabilities	23
Total Liabilities	829
NET ASSETS	$93,390
Net Assets Consist of:
Paid-in-Capital	$167,237
Accumulated Undistributed Net Investment Income	428
Accumulated Net Realized Loss	(99,649)
Unrealized Appreciation (Depreciation) on:
Investments	25,381
Foreign Currency Translations	(7)
Net Assets	$93,390
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,714,492 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.72

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $63 of Foreign Taxes Withheld)	$2,063
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	2,064
Expenses:
Advisory Fees (Note B)	385
Distribution Fees — Class II Shares (Note E)	113
Servicing Fees (Note D)	77
Custodian Fees (Note G)	57
Professional Fees	43
Administration Fees (Note C)	36
Shareholder Reporting Fees	8
Pricing Fees	7
Transfer Agency Fees (Note F)	2
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	739
Waiver of Advisory Fees (Note B)	(104)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	634
Net Investment Income	1,430
Realized Gain:
Investments Sold	263
Foreign Currency Transactions	17
Net Realized Gain	280
Change in Unrealized Appreciation (Depreciation):
Investments	4,052
Foreign Currency Translations	(5)
Net Change in Unrealized Appreciation (Depreciation)	4,047
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,327
Net Increase in Net Assets Resulting from Operations	$5,757

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,430	$1,337
Net Realized Gain	280	5,064
Net Change in Unrealized Appreciation (Depreciation)	4,047	(7,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,757	(1,337)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	(1,228)	(2,282)
Capital Share Transactions:(1)
Class II:
Subscribed	4,897	10,613
Distributions Reinvested	1,228	2,282
Redeemed	(12,148)	(19,388)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,023)	(6,493)
Total Decrease in Net Assets	(1,494)	(10,112)
Net Assets:
Beginning of Period	94,884	104,996
End of Period (Including Accumulated Undistributed Net Investment Income of $428 and $226)	$93,390	$94,884
(1) Capital Share Transactions:
Class II:
Shares Subscribed	474	1,009
Shares Issued on Distributions Reinvested	115	223
Shares Redeemed	(1,197)	(1,847)
Net Decrease in Class II Shares Outstanding	(608)	(615)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.18		$10.57	$9.35	$9.46	$7.32	$8.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.14	0.16	0.13	0.13	0.10
Net Realized and Unrealized Gain (Loss)	0.52		(0.29)	1.13	0.12	2.06	(0.91)
Total from Investment Operations	0.68		(0.15)	1.29	0.25	2.19	(0.81)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.24)	(0.07)	(0.36)	(0.05)	(0.27)
Net Asset Value, End of Period	$10.72		$10.18	$10.57	$9.35	$9.46	$7.32
Total Return ++	6.70	%#	(1.42)%	13.85%	2.63%	29.94%	(10.15)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,390		$94,884	$104,996	$96,717	$96,914	$79,317
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40%+	1.40%+	1.40%+	1.40%+	1.40%+
Ratio of Net Investment Income to Average Net Assets(1)	3.16	%+*	1.80%+	1.54%+	1.36%+	1.56%+	1.19%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	26%	31%	30%	29%	24%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.63	%*	1.67%	1.72%	1.69%	1.71%	1.67%
Net Investment Income to Average Net Assets	2.93	%*	1.53%	1.22%	1.07%	1.24%	0.92%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide current income and capital appreciation. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$4,378	$21,196	$—	†	$25,574	†
Health Care	3,943	—	—		3,943
Industrial	1,275	1,891	—		3,166
Lodging/Resorts	5,056	26	—		5,082
Mixed Industrial/Office	1,222	226	—		1,448
Office	5,451	5,682	—		11,133

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Residential	$10,934	$1,623	$—		$12,557
Retail	17,770	7,876	—		25,646
Self Storage	3,061	—	—		3,061
Total Common Stocks	53,090	38,520	—	†	91,610	†
Short-Term Investment
Investment Company	1,159	—	—		1,159
Total Assets	$54,249	$38,520	$—	†	$92,769	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $12,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At December 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally as-

sociated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $104,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,909,000 and $18,207,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$1,008	$6,514	$6,363	$1	$1,159

During the six months ended June 30, 2016, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio engaged in cross-trade purchases of approximately $10,000.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,282	$—	$747	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, character differences on distributions from real estate investment trust securities and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$332	$(332)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,210	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$93,718	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,780,000.

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 87.4%.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN

1555355 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Strategist Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	27
Statement of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	30
Notes to Financial Statements	32
Investment Advisory Agreement Approval	45
Director and Officer Information	Back Cover

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,025.80	$1,020.49	$4.43	$4.42	0.88%
Global Strategist Portfolio Class II	1,000.00	1,024.90	1,019.99	4.93	4.92	0.98

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (42.3%)
Agency Adjustable Rate Mortgages (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation, Conventional Pool 2.54%, 7/1/45	$115	$119
Federal National Mortgage Association, Conventional Pool 2.63%, 12/1/45	200	206
Total Agency Adjustable Rate Mortgages (Cost $323)		325
Agency Fixed Rate Mortgages (3.6%)
United States (3.6%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 1/1/44 - 6/1/45	784	834
July TBA: 2.50%, 7/1/31 (a)	100	103
3.00%, 7/1/46 (a)	410	424
4.00%, 7/1/46 (a)	660	707
Federal National Mortgage Association, Conventional Pools: 3.00%, 5/1/30 - 4/1/45	425	447
3.50%, 4/1/29	145	154
4.00%, 11/1/41 - 1/1/46	801	867
4.50%, 3/1/41 - 11/1/44	384	423
5.00%, 1/1/41 - 3/1/41	174	195
6.00%, 1/1/38	35	40
6.50%, 8/1/38	5	6
July TBA: 3.50%, 7/1/46 (a)	100	105
Government National Mortgage Association, July TBA: 3.50%, 7/20/46 (a)	90	96
Various Pools: 3.50%, 12/15/43	203	218
4.00%, 7/15/44	97	105
Total Agency Fixed Rate Mortgages (Cost $4,646)		4,724
Asset-Backed Securities (0.3%)
United States (0.3%)
CVS Pass-Through Trust 6.04%, 12/10/28	172	196
Louisiana Public Facilities Authority 0.00%, 4/26/27 (b)	95	94
North Carolina State Education Assistance Authority 1.44%, 7/25/25 (b)	82	81
Total Asset-Backed Securities (Cost $348)		371
	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
United States (0.3%)
Federal Home Loan Mortgage Corporation, 2.36%, 7/25/22		$99	$103
2.40%, 6/25/22		245	254
Total Collateralized Mortgage Obligations — Agency Collateral Series (Cost $351)			357
Commercial Mortgage-Backed Securities (1.1%)
United States (1.1%)
COMM Mortgage Trust, 3.28%, 1/10/46		45	47
3.96%, 3/10/47		144	159
4.90%, 7/15/47 (b)(c)		100	79
Commercial Mortgage Pass-Through Certificates, 2.82%, 10/15/45		57	60
4.24%, 2/10/47 (b)		77	87
Extended Stay America Trust, 2.96%, 12/5/31 (c)		79	79
JPMBB Commercial Mortgage Securities Trust, 4.11%, 9/15/47 (b)(c)		100	80
4.71%, 9/15/47 (b)(c)		102	81
4.82%, 8/15/47 (b)(c)		144	119
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	43
Wells Fargo Commercial Mortgage Trust, 1.47%, 2/15/27 (b)(c)		199	199
3.94%, 8/15/50 (c)		245	194
WF-RBS Commercial Mortgage Trust, 3.99%, 5/15/47 (c)		150	111
4.14%, 10/15/57 (b)(c)		144	110
Total Commercial Mortgage-Backed Securities (Cost $1,513)			1,448
Corporate Bonds (9.8%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd., 4.88%, 1/12/21 (c)		100	113
5.13%, 9/10/19	EUR	100	127
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		$70	76
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		85	98
Origin Energy Finance Ltd., 3.50%, 10/9/18 (c)		200	201
Telstra Corp., Ltd., 3.13%, 4/7/25 (c)		55	58
Transurban Finance Co., Pty Ltd., 4.13%, 2/2/26 (c)		70	75
Wesfarmers Ltd., 1.87%, 3/20/18 (c)		25	25
			773

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/1/24		$125	$135
4.70%, 2/1/36		75	84
			219
Canada (0.1%)
Brookfield Asset Management, Inc., 5.80%, 4/25/17		35	36
Goldcorp, Inc., 3.70%, 3/15/23		73	75
			111
China (0.3%)
Baidu, Inc., 3.25%, 8/6/18		225	231
Want Want China Finance Ltd., 1.88%, 5/14/18 (c)		200	200
			431
Colombia (0.1%)
Ecopetrol SA, 5.88%, 9/18/23		110	114
France (1.0%)
AXA SA, 3.94%, 11/7/24 (b)(d)	EUR	200	220
Banque Federative du Credit Mutuel SA, 2.00%, 9/19/19		200	235
BNP Paribas SA, 4.38%, 5/12/26 (c)		$200	203
5.00%, 1/15/21		85	95
BPCE SA, 5.15%, 7/21/24 (c)		200	208
Credit Agricole Assurances SA, 4.25%, 1/13/25 (b)(d)	EUR	200	210
Electricite de France SA, 5.00%, 1/22/26 (b)(d)		100	105
TOTAL SA, 2.25%, 2/26/21 (b)(d)		100	108
			1,384
Germany (0.8%)
Bayer AG, 3.75%, 7/1/74 (b)		100	113
Daimler Finance North America LLC, 1.50%, 7/5/19 (c)		$150	149
KFW, MTN 4.00%, 1/16/19	AUD	500	390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.00%, 5/26/41 (b)	EUR	100	130
Vier Gas Transport GmbH, 3.13%, 7/10/23		100	132
Volkswagen International Finance N.V., 2.38%, 3/22/17 (c)		$100	101
			1,015
	Face Amount (000)		Value (000)
Italy (0.3%)
Assicurazioni Generali SpA, 10.13%, 7/10/42 (b)	EUR	100	$141
FCA Capital Ireland PLC, 1.38%, 4/17/20		100	112
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		$100	114
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	30	45
			412
Korea, Republic of (0.2%)
Export-Import Bank of Korea, 4.00%, 1/14/24		$200	223
Malaysia (0.2%)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		200	211
Netherlands (0.6%)
ABN Amro Bank N.V., 2.50%, 10/30/18 (c)		200	205
2.88%, 6/30/25 (b)	EUR	100	114
ASR Nederland N.V., 5.00%, 9/30/24 (b)(d)		200	220
Cooperatieve Rabobank UA, 3.88%, 2/8/22		$50	54
Series G 3.75%, 11/9/20	EUR	50	62
ING Bank N.V., 5.80%, 9/25/23 (c)		$200	220
			875
Spain (0.3%)
Santander Issuances SAU, 5.18%, 11/19/25		200	200
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	200	256
			456
Switzerland (0.4%)
ABB Treasury Center USA, Inc., 4.00%, 6/15/21 (c)		$50	54
Aquarius and Investments PLC for Zurich Insurance Co., Ltd., 4.25%, 10/2/43 (b)	EUR	150	181
Credit Suisse AG, 0.63%, 11/20/18		200	224
6.00%, 2/15/18		$25	27
Novartis Capital Corp., 4.40%, 5/6/44		75	91
			577
United Kingdom (0.9%)
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		25	36
Heathrow Funding Ltd., 4.60%, 2/15/20	EUR	50	59
4.88%, 7/15/23 (c)		$100	110
HSBC Holdings PLC, 4.25%, 3/14/24		200	203

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Lloyds Bank PLC, 6.50%, 3/24/20	EUR	200	$256
Nationwide Building Society, 6.25%, 2/25/20 (c)		$270	310
NGG Finance PLC, 5.63%, 6/18/73 (b)	GBP	100	140
Santander UK PLC, 4.00%, 3/13/24		$50	54
			1,168
United States (3.8%)
Actavis Funding SCS, 3.80%, 3/15/25		25	26
Altria Group, Inc., 2.85%, 8/9/22		30	31
5.38%, 1/31/44		55	71
American International Group, Inc., 4.88%, 6/1/22		50	56
Apple, Inc., 3.85%, 5/4/43		50	50
AT&T, Inc., 6.30%, 1/15/38		75	90
AvalonBay Communities, Inc., 2.95%, 9/15/22		50	52
Bank of America Corp., 5.70%, 1/24/22		25	29
MTN 4.00%, 4/1/24		120	128
4.20%, 8/26/24		50	52
4.25%, 10/22/26		34	35
5.00%, 1/21/44		70	81
Baxalta, Inc., 4.00%, 6/23/25		125	131
Boston Properties LP, 3.85%, 2/1/23		75	80
Burlington Northern Santa Fe LLC, 4.55%, 9/1/44		75	87
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (c)		125	137
6.48%, 10/23/45 (c)		50	60
Citigroup, Inc., 5.50%, 9/13/25		75	84
6.68%, 9/13/43		20	26
8.13%, 7/15/39		75	117
Coca-Cola Co., 3.20%, 11/1/23		100	108
Comcast Corp., 4.60%, 8/15/45		30	35
Deutsche Bank AG, Series 0002 0.00%, 3/17/17 (c)		1	216
Enterprise Products Operating LLC, 3.35%, 3/15/23		50	51
5.25%, 1/31/20		35	39
Five Corners Funding Trust, 4.42%, 11/15/23 (c)		200	216
	Face Amount (000)	Value (000)
General Motors Financial Co., Inc., 4.30%, 7/13/25	$100	$103
Gilead Sciences, Inc., 3.65%, 3/1/26	75	82
4.80%, 4/1/44	25	28
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	125	155
MTN 4.80%, 7/8/44	25	28
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (c)	40	42
Home Depot, Inc., 5.88%, 12/16/36	50	68
HSBC Finance Corp., 6.68%, 1/15/21	50	56
HSBC USA, Inc., 3.50%, 6/23/24	100	103
JPMorgan Chase & Co., 2.70%, 5/18/23	100	101
3.20%, 1/25/23	25	26
3.88%, 2/1/24	70	76
Liberty Mutual Group, Inc., 4.85%, 8/1/44 (c)	25	26
McDonald's Corp., MTN 3.38%, 5/26/25	100	106
Medtronic, Inc., 3.63%, 3/15/24	100	110
4.63%, 3/15/45	25	29
Merck & Co., Inc., 2.80%, 5/18/23	100	105
Monongahela Power Co., 5.40%, 12/15/43 (c)	50	63
NBC Universal Media LLC, 4.38%, 4/1/21	130	146
NetApp, Inc., 2.00%, 12/15/17	25	25
Ohio Power Co., Series M 5.38%, 10/1/21	75	87
Omnicom Group, Inc., 3.63%, 5/1/22	30	32
3.65%, 11/1/24	32	34
Oncor Electric Delivery Co., LLC, 6.80%, 9/1/18	80	89
Oracle Corp., 3.40%, 7/8/24	75	81
PepsiCo, Inc., 3.60%, 3/1/24	100	110
Principal Financial Group, Inc., 8.88%, 5/15/19	50	59
Prudential Financial, Inc., MTN 6.63%, 12/1/37	40	52
Spectra Energy Capital LLC, 7.50%, 9/15/38	50	57
Tyco International Finance SA, 3.90%, 2/14/26	75	81
UnitedHealth Group, Inc., 3.75%, 7/15/25	100	110
4.25%, 3/15/43	25	27

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Verizon Communications, Inc., 4.67%, 3/15/55		$82	$83
5.01%, 8/21/54		94	100
Visa, Inc., 3.15%, 12/14/25		150	161
Wal-Mart Stores, Inc., 2.55%, 4/11/23		175	183
Wells Fargo & Co., 4.13%, 8/15/23		40	43
Series M 3.45%, 2/13/23		100	104
Zimmer Biomet Holdings, Inc., 5.75%, 11/30/39		50	59
			5,118
Total Corporate Bonds (Cost $12,586)			13,087
Mortgages — Other (0.4%)
United States (0.4%)
Freddie Mac Whole Loan Securities Trust, 3.00%, 9/25/45		180	184
3.50%, 5/25/45 - 9/25/45		314	326
4.00%, 5/25/45		39	40
Total Mortgages — Other (Cost $536)			550
Sovereign (20.0%)
Argentina (0.5%)
Argentine Republic Government International Bond, 7.50%, 4/22/26 (c)		590	639
Australia (0.2%)
Australia Government Bond, 3.25%, 4/21/25	AUD	400	330
Austria (0.2%)
Austria Government Bond, 1.20%, 10/20/25 (c)	EUR	200	246
Belgium (0.6%)
Belgium Government Bond, 0.80%, 6/22/25 (c)		700	826
Bermuda (0.2%)
Bermuda Government International Bond, 4.85%, 2/6/24 (c)		$200	215
Brazil (0.4%)
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/19	BRL	2,400	559
Canada (1.3%)
Canadian Government Bond, 1.50%, 6/1/23	CAD	1,050	853
3.25%, 6/1/21		1,060	926
			1,779
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (c)		$200	202
France (1.5%)
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (c)		200	200
	Face Amount (000)		Value (000)
France Government Bond OAT, 1.75%, 5/25/23	EUR	370	$466
3.25%, 5/25/45		375	661
5.50%, 4/25/29		360	660
			1,987
Germany (0.5%)
Bundesrepublik Deutschland, 4.25%, 7/4/39		230	484
4.75%, 7/4/34		90	182
			666
Greece (0.3%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 - 2/24/42 (e)		600	438
Hungary (0.4%)
Hungary Government International Bond, 5.38%, 3/25/24		$52	58
5.75%, 11/22/23		360	411
			469
Indonesia (0.5%)
Indonesia Government International Bond, 5.88%, 1/15/24 (c)		600	696
Ireland (0.1%)
Ireland Government Bond, 5.40%, 3/13/25	EUR	80	126
Italy (1.6%)
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25		980	1,119
1.65%, 3/1/32 (c)		160	176
2.35%, 9/15/24 (c)		532	679
5.00%, 9/1/40		100	169
			2,143
Japan (5.6%)
Japan Government Ten Year Bond, 0.10%, 6/20/26	JPY	58,000	581
0.50%, 9/20/24		140,000	1,446
1.10%, 3/20/21		90,000	930
1.70%, 6/20/18		101,000	1,017
Japan Government Thirty Year Bond, 1.70%, 6/20/33		175,000	2,194
2.00%, 9/20/40		94,000	1,318
			7,486
Korea, Republic of (0.2%)
Korea Development Bank (The), 3.88%, 5/4/17		$200	205
Mexico (0.8%)
Mexican Bonos, 10.00%, 12/5/24	MXN	15,000	1,054
Petroleos Mexicanos, 6.38%, 1/23/45		$50	50
			1,104
Netherlands (0.3%)
Netherlands Government Bond, 0.25%, 7/15/25 (c)	EUR	300	341

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
New Zealand (0.6%)
New Zealand Government Bond, 4.50%, 4/15/27	NZD	340	$292
5.50%, 4/15/23		600	521
			813
Poland (0.5%)
Poland Government Bond, 2.50%, 7/25/26	PLN	2,400	588
4.00%, 10/25/23		200	56
			644
Romania (0.3%)
Romania Government Bond, 4.75%, 2/24/25	RON	460	125
5.85%, 4/26/23		900	259
			384
South Africa (0.9%)
South Africa Government Bond, 8.00%, 1/31/30	ZAR	18,600	1,146
Spain (0.7%)
Spain Government Bond, 2.15%, 10/31/25 (c)	EUR	410	494
Spain Government Inflation Linked Bond, 1.00%, 11/30/30 (c)		309	355
1.80%, 11/30/24 (c)		50	62
			911
United Kingdom (1.7%)
United Kingdom Gilt, 2.75%, 9/7/24	GBP	525	806
4.25%, 6/7/32 - 9/7/39		730	1,424
			2,230
Total Sovereign (Cost $25,009)			26,585
U.S. Treasury Securities (6.6%)
United States (6.6%)
U.S. Treasury Bonds, 2.50%, 2/15/45		$260	271
3.50%, 2/15/39		830	1,048
U.S. Treasury Inflation Indexed Bonds, 0.25%, 1/15/25		1,212	1,231
0.63%, 1/15/26		4,956	5,223
U.S. Treasury Note, 0.75%, 4/15/18		1,000	1,003
Total U.S. Treasury Securities (Cost $8,319)			8,776
Total Fixed Income Securities (Cost $53,631)			56,223
	Shares
Common Stocks (43.9%)
Australia (0.8%)
AGL Energy Ltd.		677	10
Alumina Ltd.		7,072	7
Amcor Ltd.		2,089	23
AMP Ltd.		5,422	21
	Shares	Value (000)
ASX Ltd.	375	$13
Australia & New Zealand Banking Group Ltd.	4,767	87
BHP Billiton Ltd.	4,416	63
Brambles Ltd.	2,347	22
CIMIC Group Ltd.	311	8
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	107
CSL Ltd.	753	63
CYBG PLC CDI (f)	888	3
Fortescue Metals Group Ltd.	2,175	6
GPT Group REIT	5,821	24
Incitec Pivot Ltd.	3,371	8
Insurance Australia Group Ltd.	3,794	16
Iron Mountain, Inc. CDI	78	3
Macquarie Group Ltd.	541	28
National Australia Bank Ltd.	3,553	68
Newcrest Mining Ltd. (f)	987	17
Orica Ltd.	817	8
Origin Energy Ltd.	1,806	8
Orora Ltd.	2,089	4
QBE Insurance Group Ltd.	2,729	21
Rio Tinto Ltd.	594	20
Santos Ltd.	1,513	5
Scentre Group REIT	7,639	28
Shopping Centres Australasia Property Group REIT	347	1
South32 Ltd. (f)	7,996	10
South32 Ltd. (f)	4,416	5
Star Entertainment Grp Ltd. (The)	278	1
Stockland REIT	7,048	25
Suncorp Group Ltd.	2,222	20
Sydney Airport	562	3
Tabcorp Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	23
Transurban Group	2,557	23
Treasury Wine Estates Ltd.	1,224	8
Wesfarmers Ltd.	1,477	44
Westfield Corp. REIT	3,501	28
Westpac Banking Corp.	3,877	86
Woodside Petroleum Ltd.	850	17
Woolworths Ltd.	1,632	26
		1,015
Austria (0.0%)
BUWOG AG (f)	47	1
Erste Group Bank AG (f)	537	12
Immofinanz AG (f)	955	2
Verbund AG	128	2
Voestalpine AG	270	9
		26
Belgium (0.2%)
Ageas	374	13
Anheuser-Busch InBev N.V.	895	118
Colruyt SA	121	7

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Belgium (cont'd)
Groupe Bruxelles Lambert SA	202	$17
KBC Groep N.V. (f)	151	7
Solvay SA	98	9
Umicore SA	216	11
		182
Canada (1.0%)
Agnico-Eagle Mines Ltd.	200	11
Agrium, Inc.	200	18
Bank of Montreal	500	32
Bank of Nova Scotia	800	39
Barrick Gold Corp.	23,330	498
Barrick Gold Corp.	1,100	23
BCE, Inc.	1,000	47
Blackberry Ltd. (f)	500	3
Brookfield Asset Management, Inc., Class A	1,050	35
Brookfield Business Partners LP (f)	21	—	@
Cameco Corp.	500	6
Canadian Imperial Bank of Commerce	500	38
Canadian National Railway Co.	1,000	59
Canadian Natural Resources Ltd.	1,000	31
Canadian Pacific Railway Ltd.	200	26
Cenovus Energy, Inc.	800	11
Crescent Point Energy Corp.	300	5
Eldorado Gold Corp.	600	3
Enbridge, Inc.	900	38
Encana Corp.	900	7
Goldcorp, Inc.	800	15
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (f)	1,200	6
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	600	21
Manulife Financial Corp.	2,900	40
National Bank of Canada	400	14
Penn West Petroleum Ltd.	500	1
Potash Corp. of Saskatchewan, Inc.	900	15
Power Corp. of Canada	600	13
PrairieSky Royalty Ltd.	20	—	@
Rogers Communications, Inc., Class B	400	16
Royal Bank of Canada	1,200	71
Silver Wheaton Corp.	400	9
Sun Life Financial, Inc.	800	26
Suncor Energy, Inc.	1,600	44
Teck Resources Ltd., Class B	500	7
Thomson Reuters Corp.	500	20
Toronto-Dominion Bank (The)	1,800	77
TransCanada Corp.	600	27
Yamana Gold, Inc.	900	5
		1,367
Chile (0.0%)
Antofagasta PLC	1,392	9
	Shares	Value (000)
China (0.0%)
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	18,000	$—	@
Wynn Macau Ltd. (g)	2,800	4
Yum! Brands, Inc.	382	32
		36
Colombia (0.0%)
Millicom International Cellular SA SDR	268	16
Denmark (0.3%)
AP Moeller - Maersk A/S Series A	5	6
AP Moeller - Maersk A/S Series B	10	13
Danske Bank A/S	684	18
DSV A/S	1,517	64
ISS A/S	1,587	60
Novo Nordisk A/S Series B	4,075	219
Novozymes A/S Series B	330	16
Vestas Wind Systems A/S	387	26
		422
Finland (0.1%)
Elisa Oyj	277	11
Fortum Oyj	651	10
Kone Oyj, Class B	584	27
Metso Oyj	204	5
Nokia Oyj	5,675	32
Nokian Renkaat Oyj	240	8
Sampo Oyj, Class A	605	25
Stora Enso Oyj, Class R	1,002	8
UPM-Kymmene Oyj	554	10
Valmet Oyj	204	3
Wartsila Oyj	291	12
		151
France (2.0%)
Accor SA	3,165	123
Aeroports de Paris (ADP)	194	22
Air Liquide SA	517	54
Airbus Group SE	675	39
Alstom SA (f)	406	10
Atos SE	1,078	90
AXA SA	3,059	61
BNP Paribas SA	1,979	89
Bouygues SA	3,367	97
Cap Gemini SA	2,172	190
Carrefour SA	744	18
CGG SA (f)	292	—	@
Christian Dior SE	127	21
Cie de Saint-Gobain	6,824	261
Cie Generale des Etablissements Michelin	364	35
Credit Agricole SA	2,594	22
Danone SA	736	52
Electricite de France SA	431	5
Engie	1,973	32
Essilor International SA	303	40
Fonciere Des Regions REIT	53	5
Gecina SA REIT	37	5

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Groupe Eurotunnel SE	3,803	$41
Hermes International	19	7
Klepierre REIT	319	14
L'Oreal SA	420	80
Legrand SA	195	10
LVMH Moet Hennessy Louis Vuitton SE	315	48
Metropole Television SA	494	8
Orange SA	2,874	47
Pernod Ricard SA	351	39
Peugeot SA (f)	13,461	164
Publicis Groupe SA	312	21
Renault SA	330	25
Rexel SA	2,698	34
Safran SA	251	17
Sanofi	776	65
Schneider Electric SE	782	46
SES SA	614	13
Societe Generale SA	1,480	47
Sodexo SA	272	29
Technip SA	158	9
Television Francaise 1	1,631	18
Thales SA	156	13
Total SA	2,225	107
Unibail-Rodamco SE REIT	89	23
Vallourec SA (f)	167	1
Veolia Environnement SA	586	13
Vinci SA	5,300	378
Vivendi SA	1,756	33
		2,621
Germany (1.0%)
Adidas AG	215	31
Allianz SE (Registered)	484	69
BASF SE	710	54
Bayer AG (Registered)	802	81
Bayerische Motoren Werke AG	433	32
Commerzbank AG	93	1
Continental AG	103	19
Daimler AG (Registered)	829	49
Deutsche Bank AG (Registered) (f)	1,070	15
Deutsche Boerse AG	1,989	163
Deutsche Lufthansa AG (Registered)	10,541	123
Deutsche Post AG (Registered)	738	21
Deutsche Telekom AG (Registered)	2,616	44
E.ON SE	1,804	18
Esprit Holdings Ltd. (f)(g)	2,897	2
Fraport AG Frankfurt Airport Services Worldwide	412	22
Fresenius Medical Care AG & Co., KGaA	226	19
Fresenius SE & Co., KGaA	495	36
HeidelbergCement AG	75	6
Henkel AG & Co., KGaA	194	21
	Shares	Value (000)
Henkel AG & Co., KGaA (Preference)	360	$44
Infineon Technologies AG	1,553	22
K&S AG (Registered)	108	2
Lanxess AG	64	3
Linde AG	186	26
Merck KGaA	236	24
Metro AG	213	6
Muenchener Rueckversicherungs AG (Registered)	249	42
Osram Licht AG	69	4
Porsche Automobil Holding SE (Preference)	320	15
ProSiebenSat.1 Media SE (Registered)	1,559	68
QIAGEN N.V. (f)	570	12
RWE AG (f)	589	9
Salzgitter AG	88	2
SAP SE	960	72
Siemens AG (Registered)	696	71
Stroeer SE & Co. KGaA	275	13
ThyssenKrupp AG	249	5
Volkswagen AG	44	6
Volkswagen AG (Preference)	182	22
		1,294
Greece (0.0%)
National Bank of Greece SA (f)	9	—	@
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	3,556	14
BOC Hong Kong Holdings Ltd.	4,500	14
Cheung Kong Property Holdings Ltd.	4,052	25
CK Hutchison Holdings Ltd.	4,052	45
CLP Holdings Ltd.	2,700	28
G-Resources Group Ltd.	13,832	—	@
Global Brands Group Holding Ltd. (f)	8,000	1
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	4,000	8
Hang Seng Bank Ltd.	1,700	29
Henderson Land Development Co., Ltd.	3,435	19
Hong Kong & China Gas Co., Ltd.	7,773	14
Hong Kong Exchanges and Clearing Ltd.	1,413	34
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	4
Link REIT	2,754	19
MTR Corp., Ltd.	3,274	17
New World Development Co., Ltd.	7,537	8
Power Assets Holdings Ltd.	2,000	18
Sands China Ltd.	3,200	11
Sino Land Co., Ltd.	6,103	10
Sun Hung Kai Properties Ltd.	2,530	30
Swire Pacific Ltd., Class A	1,000	11
Swire Properties Ltd.	950	3
Wharf Holdings Ltd. (The)	1,400	9
		375

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Ireland (0.2%)
CRH PLC	3,797	$110
Ryanair Holdings PLC	6,943	87
		197
Italy (0.4%)
Assicurazioni Generali SpA	1,305	15
Atlantia SpA	6,378	159
Banco Popolare SC	367	1
Enel SpA	7,795	35
Eni SpA	2,182	35
Exor SpA	94	4
Ferrari N.V.	104	4
Finmeccanica SpA (f)	598	6
Intesa Sanpaolo SpA	11,216	22
Luxottica Group SpA	117	6
Mediaset SpA	33,848	119
Mediobanca SpA	19,099	111
Prysmian SpA	198	4
Rizzoli Corriere Della Sera Mediagroup SpA (f)	70	—	@
Saipem SpA (f)	257	—	@
Snam SpA	1,686	10
Telecom Italia SpA (f)	12,940	10
Terna Rete Elettrica Nazionale SpA	1,572	9
UniCredit SpA	3,298	7
Unione di Banche Italiane SpA	803	2
		559
Japan (2.7%)
Aeon Co., Ltd.	1,900	29
Aisin Seiki Co., Ltd.	400	16
Ajinomoto Co., Inc.	2,000	47
Asahi Glass Co., Ltd.	2,000	11
Asahi Group Holdings Ltd.	900	29
Asahi Kasei Corp.	3,000	21
Astellas Pharma, Inc.	2,500	39
Bridgestone Corp.	1,200	38
Canon, Inc.	1,300	37
Central Japan Railway Co.	234	41
Chubu Electric Power Co., Inc.	1,100	16
Chugoku Electric Power Co., Inc. (The)	700	9
Concordia Financial Group Ltd. (f)	5,000	20
Dai Nippon Printing Co., Ltd.	1,000	11
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	19
Daiichi Sankyo Co., Ltd.	1,000	24
Daikin Industries Ltd.	400	33
Daiwa House Industry Co., Ltd.	2,000	58
Daiwa Securities Group, Inc.	5,000	26
Denso Corp.	700	25
East Japan Railway Co.	500	46
Eisai Co., Ltd.	600	33
FANUC Corp.	300	49
Fast Retailing Co., Ltd.	100	27
FUJIFILM Holdings Corp.	1,000	39
Fujitsu Ltd.	4,000	15
	Shares	Value (000)
Hankyu Hanshin Holdings, Inc.	5,000	$37
Hitachi Ltd.	5,000	21
Honda Motor Co., Ltd.	1,900	48
Hoya Corp.	900	32
Inpex Corp.	1,200	9
ITOCHU Corp.	2,200	27
Japan Tobacco, Inc.	1,246	50
JFE Holdings, Inc.	900	12
JX Holdings, Inc.	4,300	17
Kansai Electric Power Co., Inc. (The) (f)	1,200	12
Kao Corp.	700	40
KDDI Corp.	1,800	55
Keyence Corp.	200	135
Kintetsu Group Holdings Co., Ltd.	6,000	26
Kirin Holdings Co., Ltd.	2,000	34
Kobe Steel Ltd.	8,000	7
Komatsu Ltd.	1,600	28
Konica Minolta, Inc.	1,500	11
Kubota Corp.	3,000	40
Kuraray Co., Ltd.	1,000	12
Kyocera Corp.	600	28
Kyushu Electric Power Co., Inc.	800	8
LIXIL Group Corp.	1,100	18
Marubeni Corp.	3,000	13
Mitsubishi Chemical Holdings Corp.	3,500	16
Mitsubishi Corp.	1,800	31
Mitsubishi Electric Corp.	3,000	36
Mitsubishi Estate Co., Ltd.	2,000	37
Mitsubishi Heavy Industries Ltd.	7,000	28
Mitsui & Co., Ltd.	2,200	26
Mitsui Fudosan Co., Ltd.	2,000	46
Mitsui OSK Lines Ltd.	3,000	6
Mizuho Financial Group, Inc.	28,900	41
MS&AD Insurance Group Holdings, Inc.	1,100	28
Murata Manufacturing Co., Ltd.	300	34
NEC Corp.	8,000	19
NGK Insulators Ltd.	1,000	20
Nidec Corp.	400	30
Nikon Corp.	800	11
Nintendo Co., Ltd.	100	14
Nippon Building Fund, Inc. REIT	4	25
Nippon Steel Sumitomo Metal Corp.	1,000	19
Nippon Telegraph & Telephone Corp.	1,400	66
Nippon Yusen KK	3,000	5
Nissan Motor Co., Ltd.	3,000	27
Nitto Denko Corp.	300	19
Nomura Holdings, Inc.	5,300	19
NTT DoCoMo, Inc.	2,100	56
Odakyu Electric Railway Co., Ltd.	3,000	35
Olympus Corp.	500	19
Omron Corp.	700	23
Oriental Land Co., Ltd.	800	52
ORIX Corp.	1,710	22

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Osaka Gas Co., Ltd.	5,000	$19
Panasonic Corp.	2,800	24
Rakuten, Inc.	2,000	22
Ricoh Co., Ltd.	2,000	17
Rohm Co., Ltd.	300	12
Secom Co., Ltd.	500	37
Sekisui House Ltd.	2,000	35
Seven & I Holdings Co., Ltd.	1,200	50
Sharp Corp. (f)	2,000	2
Shikoku Electric Power Co., Inc.	500	6
Shin-Etsu Chemical Co., Ltd.	500	29
Shionogi & Co., Ltd.	1,200	65
Shiseido Co., Ltd.	800	21
Shizuoka Bank Ltd. (The)	3,000	21
SMC Corp.	200	49
SoftBank Group Corp.	1,100	62
Sompo Japan Nipponkoa Holdings, Inc.	1,000	26
Sony Corp.	1,300	38
Sumitomo Chemical Co., Ltd.	3,000	12
Sumitomo Corp.	1,900	19
Sumitomo Electric Industries Ltd.	1,200	16
Sumitomo Metal Mining Co., Ltd.	1,000	10
Sumitomo Mitsui Financial Group, Inc.	1,900	54
Sumitomo Mitsui Trust Holdings, Inc.	5,000	16
Sumitomo Realty & Development Co., Ltd.	1,000	27
Suzuki Motor Corp.	700	19
T&D Holdings, Inc.	1,700	14
Takeda Pharmaceutical Co., Ltd.	900	39
TDK Corp.	400	22
Terumo Corp.	1,000	42
Tohoku Electric Power Co., Inc.	1,000	13
Tokio Marine Holdings, Inc.	1,100	36
Tokyo Electric Power Co. Holdings Inc, (f)	3,400	14
Tokyo Electron Ltd.	500	42
Tokyo Gas Co., Ltd.	4,000	16
Tokyu Corp.	3,000	26
Toray Industries, Inc.	3,000	25
Toshiba Corp. (f)	5,000	14
Toyota Industries Corp.	800	32
Toyota Motor Corp.	3,400	170
West Japan Railway Co.	400	25
Yahoo! Japan Corp.	4,700	21
Yamada Denki Co., Ltd.	2,500	13
Yamato Holdings Co., Ltd.	400	9
		3,569
Kazakhstan (0.0%)
KAZ Minerals PLC (f)	1,037	2
Netherlands (0.4%)
Akzo Nobel N.V.	388	24
ArcelorMittal (f)	1,340	6
ASML Holding N.V.	509	50
CNH Industrial N.V.	777	6
	Shares	Value (000)
Fiat Chrysler Automobiles N.V.	1,034	$6
Fugro N.V. CVA (f)	96	2
Heineken N.V.	613	57
ING Groep N.V. CVA	5,653	59
Koninklijke Ahold N.V.	1,599	35
Koninklijke KPN N.V.	1,823	7
Koninklijke Philips N.V.	1,872	47
Koninklijke Vopak N.V.	116	6
PostNL N.V. (f)	656	3
Priceline Group, Inc. (The) (f)	48	60
Randstad Holding N.V.	2,193	88
TNT Express N.V. (f)	586	6
Unilever N.V. CVA	1,953	91
		553
Norway (0.1%)
Akastor ASA (f)	246	—	@
Aker Solutions ASA (f)	246	1
DNB ASA	2,312	28
Kvaerner ASA	246	—	@
Norsk Hydro ASA	1,778	7
Orkla ASA	1,208	11
REC Silicon ASA (f)	1,171	—	@
Statoil ASA	2,284	40
Subsea 7 SA (f)	420	4
Telenor ASA	995	16
Yara International ASA	352	11
		118
Poland (0.0%)
Jeronimo Martins SGPS SA	411	7
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(h)(i)	78,166	—
EDP - Energias de Portugal SA	4,041	12
Galp Energia SGPS SA	421	6
Pharol SGPS SA (Registered)	1,039	—	@
		18
South Africa (0.1%)
SABMiller PLC	2,938	171
Spain (0.3%)
Abertis Infraestructuras SA	497	7
ACS Actividades de Construccion y Servicios SA	323	9
Amadeus IT Holding SA, Class A	300	13
Banco Bilbao Vizcaya Argentaria SA	6,136	35
Banco de Sabadell SA	7,438	10
Banco Popular Espanol SA	1,018	1
Banco Santander SA	10,935	43
CaixaBank SA	1,402	3
Distribuidora Internacional de Alimentacion SA	947	6
Enagas SA	359	11
Ferrovial SA	526	10
Gas Natural SDG SA	327	6
Iberdrola SA	4,724	32
Industria de Diseno Textil SA	1,405	47

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Mediaset Espana Comunicacion SA	5,240	$59
Red Electrica Corp., SA	144	13
Repsol SA	1,442	18
Telefonica SA	4,272	41
		364
Sweden (0.8%)
Alfa Laval AB	1,433	22
Assa Abloy AB, Class B	3,402	70
Atlas Copco AB, Class A	2,752	71
Atlas Copco AB, Class B	1,447	34
Boliden AB	904	18
Electrolux AB, Class B	644	17
Hennes & Mauritz AB, Class B	3,058	90
Hexagon AB, Class B	800	29
Husqvarna AB, Class B	486	4
Investor AB, Class B	1,472	49
Kinnevik AB, Class B	376	9
Nordea Bank AB	10,414	88
Ratos AB, Class B	242	1
Sandvik AB	3,965	40
Skandinaviska Enskilda Banken AB, Class A	7,682	67
Skanska AB, Class B	815	17
SKF AB, Class B	1,216	19
Svenska Cellulosa AB SCA, Class B	1,952	62
Svenska Handelsbanken AB, Class A	7,581	92
Swedbank AB, Class A	1,753	37
Swedish Match AB	1,446	50
Tele2 AB, Class B	1,116	10
Telefonaktiebolaget LM Ericsson, Class B	10,055	77
Telia Co AB	14,846	70
Volvo AB, Class B	5,564	55
		1,098
Switzerland (3.0%)
ABB Ltd. (Registered) (f)	9,136	180
Actelion Ltd. (Registered) (f)	826	139
Adecco Group AG (Registered)	3,586	181
Baloise Holding AG (Registered)	328	37
Cie Financiere Richemont SA (Registered)	1,741	102
Credit Suisse Group AG (Registered) (f)	4,492	48
GAM Holding AG (f)	1,136	12
Geberit AG (Registered)	272	103
Givaudan SA (Registered)	43	86
Julius Baer Group Ltd. (f)	872	35
Kuehne & Nagel International AG (Registered)	257	36
LafargeHolcim Ltd. (Registered) (f)	326	13
LafargeHolcim Ltd. (Registered) (f)	843	35
Lonza Group AG (Registered) (f)	409	68
Nestle SA (Registered)	10,453	806
Novartis AG (Registered)	4,021	331
Roche Holding AG (Genusschein)	3,741	988
Schindler Holding AG	292	53
SGS SA (Registered)	41	94
	Shares	Value (000)
Sonova Holding AG (Registered)	429	$57
Swatch Group AG (The)	117	34
Swiss Life Holding AG (Registered) (f)	132	30
Swiss Re AG	487	42
Syngenta AG (Registered)	460	177
UBS Group AG (Registered)	13,619	176
Zurich Insurance Group AG (f)	679	168
		4,031
United Kingdom (4.0%)
3i Group PLC	3,261	24
Admiral Group PLC	901	25
Amec Foster Wheeler PLC	1,092	7
Anglo American PLC	3,171	31
ARM Holdings PLC	5,923	90
AstraZeneca PLC	2,019	120
Aviva PLC	13,275	71
BAE Systems PLC	12,139	85
Barclays PLC	54,110	103
BHP Billiton PLC	5,253	66
BP PLC	28,021	164
British American Tobacco PLC	4,370	284
British Land Co., PLC REIT	3,287	27
BT Group PLC	32,687	180
Burberry Group PLC	1,066	17
Cairn Energy PLC (f)	1,775	5
Capita PLC	2,751	35
Centrica PLC	15,214	46
Compass Group PLC	6,569	125
Diageo PLC	5,814	163
easyJet PLC	5,220	75
Experian PLC	3,877	74
G4S PLC	8,758	22
GlaxoSmithKline PLC	6,524	140
Glencore PLC	19,295	39
Hammerson PLC REIT	2,600	19
HSBC Holdings PLC	19,025	119
ICAP PLC	1,572	9
Imperial Brands PLC	2,675	145
Indivior PLC	1,957	7
Inmarsat PLC	565	6
International Consolidated Airlines Group SA	1,797	9
International Consolidated Airlines Group SA	43,394	217
Intu Properties PLC REIT	2,045	8
Investec PLC	1,910	12
Johnson Matthey PLC	595	22
Land Securities Group PLC REIT	2,805	40
Legal & General Group PLC	15,590	40
Liberty Global PLC LiLAC, Class A (f)	57	2
Liberty Global PLC LiLAC Series C (f)	144	5
Lloyds Banking Group PLC	64,323	47
Lonmin PLC (f)	2	—	@
Man Group PLC	5,542	9
Marks & Spencer Group PLC	3,516	15

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
National Grid PLC	9,180	$135
Next PLC	807	54
Old Mutual PLC	12,769	34
Petrofac Ltd.	955	10
Prudential PLC	8,978	153
Randgold Resources Ltd.	212	24
Reckitt Benckiser Group PLC	1,957	197
RELX PLC	4,610	85
Rio Tinto PLC	3,324	103
Rolls-Royce Holdings PLC (f)	8,068	77
Royal Bank of Scotland Group PLC (f)	7,936	19
Royal Dutch Shell PLC, Class A	10,520	287
Royal Dutch Shell PLC, Class B	5,839	161
RSA Insurance Group PLC	2,585	17
Schroders PLC	327	10
Segro PLC REIT	2,739	15
Severn Trent PLC	709	23
Shire PLC	2,792	172
Shire PLC ADR	302	56
Sky PLC	4,900	56
Smith & Nephew PLC	3,792	64
Smiths Group PLC	1,475	23
SSE PLC	2,803	59
Standard Chartered PLC	3,595	27
Standard Life PLC	5,617	22
Tesco PLC (f)	17,402	41
Tullow Oil PLC (f)	2,653	9
Unilever PLC	3,047	146
United Utilities Group PLC	2,163	30
Vodafone Group PLC	84,324	257
Weir Group PLC (The)	647	12
WM Morrison Supermarkets PLC	7,216	18
Wolseley PLC	788	41
WPP PLC	8,038	167
		5,353
United States (26.2%)
3M Co.	2,099	368
Abbott Laboratories	2,692	106
AbbVie, Inc.	2,412	149
Accenture PLC, Class A	1,586	180
Adobe Systems, Inc. (f)	634	61
AES Corp.	264	3
Aetna, Inc.	275	34
Agilent Technologies, Inc.	203	9
Alcatel-Lucent SA (f)	7,434	29
Alexandria Real Estate Equities, Inc. REIT	300	31
Alexion Pharmaceuticals, Inc. (f)	211	25
Allergan PLC (f)	799	185
Alpha Natural Resources, Inc. (f)	109	—	@
Alphabet, Inc., Class A (f)	538	378
Alphabet, Inc., Class C (f)	529	366
Altria Group, Inc.	4,310	297
	Shares	Value (000)
Amazon.com, Inc. (f)	833	$596
Ameren Corp.	189	10
American Capital Agency Corp. REIT	1,400	28
American Electric Power Co., Inc.	532	37
American Express Co.	7,754	471
American International Group, Inc.	3,920	207
American Tower Corp. REIT	2,138	243
Ameriprise Financial, Inc.	201	18
AmerisourceBergen Corp.	344	27
Amgen, Inc.	1,468	223
Amphenol Corp., Class A	628	36
Anadarko Petroleum Corp.	2,092	111
Analog Devices, Inc.	152	9
Annaly Capital Management, Inc. REIT	4,577	51
Anthem, Inc.	312	41
Apache Corp.	219	12
Apple, Inc.	10,575	1,011
AT&T, Inc.	9,096	393
Automatic Data Processing, Inc.	301	28
Avery Dennison Corp.	361	27
Baker Hughes, Inc.	521	23
Bank of America Corp.	23,333	310
Bank of New York Mellon Corp. (The)	709	28
Baxter International, Inc.	2,038	92
BB&T Corp.	676	24
Becton Dickinson and Co.	283	48
Bed Bath & Beyond, Inc.	281	12
Berkshire Hathaway, Inc., Class B (f)	2,070	300
Biogen, Inc. (f)	710	172
BlackRock, Inc.	709	243
Boeing Co. (The)	1,531	199
Boston Properties, Inc. REIT	758	100
Boston Scientific Corp. (f)	546	13
Bristol-Myers Squibb Co.	7,348	540
Brixmor Property Group, Inc. REIT	900	24
Broadcom Ltd.	7	1
Brookfield Property Partners LP	40	1
C.H. Robinson Worldwide, Inc.	209	15
California Resources Corp.	97	1
Capital One Financial Corp.	201	13
Cardinal Health, Inc.	164	13
Care Capital Properties, Inc. REIT	84	2
Carnival Corp.	2	—	@
Caterpillar, Inc.	2,112	160
CBRE Group, Inc., Class A (f)	1,300	34
CBS Corp., Class B	571	31
CDK Global, Inc.	137	8
Celgene Corp. (f)	1,824	180
CenterPoint Energy, Inc.	158	4
CenturyLink, Inc.	568	16
Cerner Corp. (f)	530	31
CF Industries Holdings, Inc.	35	1

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Charles Schwab Corp. (The)	987	$25
Charter Communications, Inc. (f)	165	38
Chemours Co. (The)	540	4
Chesapeake Energy Corp. (f)	213	1
Chevron Corp.	3,402	357
Chipotle Mexican Grill, Inc. (f)	40	16
Cigna Corp.	283	36
Cintas Corp.	169	17
Cisco Systems, Inc.	9,897	284
CIT Group, Inc.	424	14
Citigroup, Inc.	6,336	269
Citrix Systems, Inc. (f)	323	26
Cliffs Natural Resources, Inc. (f)	15	—	@
CME Group, Inc.	191	19
Coach, Inc.	312	13
Coca-Cola Co.	2,057	93
Coca-Cola European Partners PLC	102	4
Cognizant Technology Solutions Corp., Class A (f)	506	29
Colgate-Palmolive Co.	5,444	398
Comcast Corp., Class A	5,334	348
Comerica, Inc.	201	8
Concho Resources, Inc. (f)	109	13
ConocoPhillips	3,427	149
CONSOL Energy, Inc.	404	6
Consolidated Edison, Inc.	306	25
Costco Wholesale Corp.	1,419	223
CR Bard, Inc.	111	26
Crown Castle International Corp. REIT	1,815	184
CST Brands, Inc.	71	3
CSX Corp.	610	16
Cummins, Inc.	9	1
CVS Health Corp.	5,948	569
Danaher Corp.	529	53
DaVita HealthCare Partners, Inc. (f)	272	21
Deere & Co.	22	2
Devon Energy Corp.	346	13
Digital Realty Trust, Inc. REIT	600	65
Discover Financial Services	485	26
Discovery Communications, Inc., Class A (f)	485	12
Discovery Communications, Inc., Class C (f)	855	20
Dominion Resources, Inc.	344	27
Dow Chemical Co. (The)	3,270	163
DTE Energy Co.	253	25
Duke Energy Corp.	1,645	141
Duke Realty Corp. REIT	1,400	37
Dun & Bradstreet Corp. (The)	144	18
Eaton Corp., PLC	27	2
eBay, Inc. (f)	3,239	76
Ecolab, Inc.	29	3
Edison International	428	33
Edwards Lifesciences Corp. (f)	284	28
	Shares	Value (000)
EI du Pont de Nemours & Co.	2,530	$164
Eli Lilly & Co.	3,692	291
EMC Corp.	7,225	196
Emerson Electric Co.	2,014	105
Endo International PLC (f)	300	5
Entergy Corp.	255	21
EOG Resources, Inc.	670	56
Equinix, Inc. REIT	300	116
Equity Residential REIT	327	22
Estee Lauder Cos., Inc. (The), Class A	358	33
Exelon Corp.	559	20
Express Scripts Holding Co. (f)	1,370	104
Extra Space Storage, Inc. REIT	600	56
Exxon Mobil Corp.	7,094	665
Facebook, Inc., Class A (f)	2,730	312
Fastenal Co.	14	1
Federal Realty Investment Trust REIT	300	50
FedEx Corp.	309	47
Fifth Third Bancorp	805	14
FirstEnergy Corp.	381	13
Fluor Corp.	41	2
FMC Technologies, Inc. (f)	89	2
Ford Motor Co.	9,824	123
Franklin Resources, Inc.	291	10
Freeport-McMoRan, Inc.	17,040	190
Frontier Communications Corp.	503	2
General Dynamics Corp.	66	9
General Electric Co.	10,678	336
General Growth Properties, Inc. REIT	3,165	94
General Mills, Inc.	606	43
Gilead Sciences, Inc.	2,213	185
Goldman Sachs Group, Inc. (The)	1,155	172
Grifols SA	278	6
Grifols SA, (Preference) Class B	38	1
Halliburton Co.	16,050	727
Halyard Health, Inc. (f)	265	9
HCP, Inc. REIT	2,288	81
Henry Schein, Inc. (f)	149	26
Hershey Co. (The)	149	17
Hess Corp.	209	13
Hewlett Packard Enterprise Co.	2,436	44
Home Depot, Inc.	3,270	418
Honeywell International, Inc.	3,331	387
Host Hotels & Resorts, Inc. REIT	3,200	52
HP, Inc.	2,246	28
Humana, Inc.	118	21
Illinois Tool Works, Inc.	26	3
Intel Corp.	5,963	196
Intercontinental Exchange, Inc.	115	29
International Business Machines Corp.	1,926	292
Interpublic Group of Cos., Inc. (The)	810	19
Intuit, Inc.	295	33
Intuitive Surgical, Inc. (f)	43	28

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Invesco Ltd.	532	$14
Iron Mountain, Inc. REIT	1,481	59
Johnson & Johnson	9,480	1,150
Johnson Controls, Inc.	468	21
Jones Lang LaSalle, Inc.	100	10
Joy Global, Inc.	41	1
JPMorgan Chase & Co.	9,128	567
Juniper Networks, Inc.	658	15
Kellogg Co.	483	39
KeyCorp	739	8
Keysight Technologies, Inc. (f)	101	3
Kimberly-Clark Corp.	1,590	219
Kimco Realty Corp. REIT	2,286	72
Kohl's Corp.	272	10
Kraft Heinz Co. (The)	86	8
Kroger Co. (The)	1,150	42
L Brands, Inc.	340	23
Laboratory Corp. of America Holdings (f)	155	20
Las Vegas Sands Corp.	147	6
Li & Fung Ltd. (g)	8,000	4
Liberty Global PLC, Class A (f)	329	10
Liberty Global PLC Series C (f)	759	22
Liberty Property Trust REIT	1,022	41
Lockheed Martin Corp.	14	3
Lowe's Cos., Inc.	3,412	270
M&T Bank Corp.	181	21
Macerich Co. (The) REIT	927	79
Mallinckrodt PLC (f)	226	14
Manpowergroup, Inc.	99	6
Marathon Oil Corp.	466	7
Marathon Petroleum Corp.	518	20
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	3,850	339
McDonald's Corp.	2,144	258
McKesson Corp.	272	51
Mead Johnson Nutrition Co.	225	20
Medtronic PLC	3,509	304
Merck & Co., Inc.	8,262	476
Microsoft Corp.	11,814	604
Mondelez International, Inc., Class A	1,424	65
Monsanto Co.	608	63
Mosaic Co. (The)	26	1
Murphy Oil Corp.	306	10
Murphy USA, Inc. (f)	129	10
Mylan N.V. (f)	600	26
NASDAQ, Inc.	170	11
National Oilwell Varco, Inc.	477	16
NetApp, Inc.	674	17
NetScout Systems, Inc. (f)	5,585	124
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (f)	414	18
Newmont Mining Corp.	12,584	492
	Shares	Value (000)
News Corp., Class A	754	$9
News Corp., Class B	246	3
NextEra Energy, Inc.	289	38
NIKE, Inc., Class B	6,374	352
Noble Corp., PLC	201	2
Noble Energy, Inc.	246	9
Nordstrom, Inc.	124	5
Norfolk Southern Corp.	547	47
Northrop Grumman Corp.	17	4
NOW, Inc. (f)	149	3
O'Reilly Automotive, Inc. (f)	219	59
Occidental Petroleum Corp.	1,883	142
Omnicom Group, Inc.	249	20
ONE Gas, Inc.	102	7
ONEOK, Inc.	298	14
Oracle Corp.	7,117	291
PACCAR, Inc.	20	1
Paragon Offshore PLC (f)	67	—	@
PayPal Holdings, Inc. (f)	3,239	118
Peabody Energy Corp.	40	—	@
Pentair PLC	6	—	@
People's United Financial, Inc.	170	2
PepsiCo, Inc.	2,814	298
Perrigo Co., PLC	300	27
Pfizer, Inc.	18,142	639
PG&E Corp.	424	27
Philip Morris International, Inc.	2,584	263
Phillips 66	1,357	108
Pioneer Natural Resources Co.	272	41
Pitney Bowes, Inc.	184	3
PNC Financial Services Group, Inc. (The)	1,040	85
PPL Corp.	451	17
Praxair, Inc.	26	3
Procter & Gamble Co. (The)	5,213	441
ProLogis, Inc. REIT	2,487	122
Public Service Enterprise Group, Inc.	451	21
Public Storage REIT	751	192
QUALCOMM, Inc.	4,846	260
Quest Diagnostics, Inc.	222	18
Range Resources Corp.	131	6
Rayonier Advanced Materials, Inc.	153	2
Rayonier, Inc. REIT	350	9
Raytheon Co.	20	3
Realogy Holdings Corp. (f)	600	17
Realty Income Corp. REIT	1,000	69
Regency Centers Corp. REIT	400	33
Regions Financial Corp.	827	7
Republic Services, Inc.	476	24
Robert Half International, Inc.	201	8
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	512	29
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
S&P Global, Inc.	386	$41
Salesforce.com, Inc. (f)	429	34
Schlumberger Ltd.	2,606	206
Scripps Networks Interactive, Inc., Class A	143	9
Sempra Energy	321	37
Seventy Seven Energy, Inc. (f)	15	—	@
Simon Property Group, Inc. REIT	2,048	444
SL Green Realty Corp. REIT	400	43
Southern Co. (The)	446	24
Southwestern Energy Co. (f)	452	6
Spectra Energy Corp.	565	21
Sprint Corp. (f)	2,086	9
St. Jude Medical, Inc.	334	26
Staples, Inc.	315	3
Starbucks Corp.	3,914	224
State Street Corp.	322	17
Stericycle, Inc. (f)	225	23
Stryker Corp.	295	35
SunTrust Banks, Inc.	411	17
Symantec Corp.	578	12
Sysco Corp.	558	28
T. Rowe Price Group, Inc.	252	18
Talen Energy Corp. (f)	58	1
Target Corp.	2,027	142
TE Connectivity Ltd.	167	10
Tenaris SA	473	7
Texas Instruments, Inc.	5,554	348
Thermo Fisher Scientific, Inc.	376	56
Time Warner, Inc.	1,276	94
Time, Inc.	284	5
TJX Cos., Inc. (The)	999	77
Twenty-First Century Fox, Inc., Class A	2,607	70
Twenty-First Century Fox, Inc., Class B	504	14
Tyco International PLC	27	1
Ultra Petroleum Corp. (f)	130	—	@
Union Pacific Corp.	3,302	288
United Parcel Service, Inc., Class B	3,520	379
United Technologies Corp.	5,854	600
UnitedHealth Group, Inc.	3,281	463
Urban Edge Properties REIT	59	2
US Bancorp	2,489	100
Valero Energy Corp.	526	27
Varian Medical Systems, Inc. (f)	247	20
Ventas, Inc. REIT	1,727	126
VEREIT, Inc. REIT	3,600	36
Verisk Analytics, Inc. (f)	152	12
Verizon Communications, Inc.	9,750	545
VF Corp.	314	19
Viacom, Inc., Class B	263	11
Visa, Inc., Class A	5,032	373
Vornado Realty Trust REIT	818	82
Wal-Mart Stores, Inc.	5,902	431
	Shares	Value (000)
Walgreens Boots Alliance, Inc.	665	$55
Walt Disney Co. (The)	3,452	338
Waste Management, Inc.	490	32
Weatherford International PLC (f)	874	5
WEC Energy Group, Inc.	199	13
Wells Fargo & Co.	6,641	314
Welltower, Inc. REIT	1,727	132
Western Digital Corp.	64	3
Western Union Co. (The)	80	2
Weyerhaeuser Co. REIT	4,291	128
Whole Foods Market, Inc.	528	17
Williams Cos., Inc. (The)	623	13
WP GLIMCHER, Inc. REIT	524	6
WPX Energy, Inc. (f)	264	2
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	9
Xcel Energy, Inc.	366	16
Xerox Corp.	1,170	11
Xylem, Inc.	121	5
Yahoo!, Inc. (f)	666	25
Zimmer Biomet Holdings, Inc.	225	27
Zoetis, Inc.	2,948	140
		34,809
Total Common Stocks (Cost $51,624)		58,363
	No. of Rights
Rights (0.0%)
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA (f)	323	—	@
United States (0.0%)
Safeway Casa Ley CVR (f)	104	—	@
Safeway PDC, LLC CVR (f)	104	—	@
		—	@
Total Rights (Cost $—@)		—	@
	No. of Warrants
Warrant (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $—@)	386	1
	Shares
Investment Companies (4.9%)
United States (4.9%)
iShares MSCI Emerging Markets Index Fund	7,100	244
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note H)	118,934	2,494
SPDR S&P 500 ETF Trust	17,742	3,717
Total Investment Companies (Cost $6,006)		6,455

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Notional Amount (000)		Value (000)
Call Options Purchased (0.1%)
China (0.1%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA		1,710	$21
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International		1,320	15
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA		2,780	33
Total Call Options Purchased (Cost $112)			69
	Shares
Short-Term Investments (9.9%)
Investment Company (8.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $11,835)		11,834,743	11,835
	Face Amount (000)
Sovereign (0.4%)
Argentina (0.4%)
Letras del Banco Central de la Republica Argentina, 25.00%, 1/11/17 - 1/25/17	ARS	6,947	404
26.00%, 1/11/17		570	33
26.25%, 1/11/17 - 1/18/17		2,360	138
Total Sovereign (Cost $593)			575
U.S. Treasury Security (0.6%)
U.S. Treasury Bill 0.34%, 10/20/16 (j)(k) (Cost $849)		$850	849
Total Short-Term Investments (Cost $13,277)			13,259
Total Investments (101.1%) (Cost $124,650) (l)(m)(n)			134,370
Liabilities in Excess of Other Assets (-1.1%)			(1,392)
Total Written Options Outstanding (0.0%) (Premiums Received $60)			(16)
Net Assets (100.0%)			$132,962

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(e)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.

(f)  Non-income producing security.

(g)  Security trades on the Hong Kong exchange.

(h)  At June 30, 2016, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(i)  Security has been deemed illiquid at June 30, 2016.

(j)  Rate shown is the yield to maturity at June 30, 2016.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  The approximate fair value and percentage of net assets, $22,425,000 and 16.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(n)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,190,000 and the aggregate gross unrealized depreciation is approximately $5,470,000 resulting in net unrealized appreciation of approximately $9,720,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

ETF  Exchange Traded Fund.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Call Options Written:

The Portfolio had the following call options written open at June 30, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Citibank NA	1,710	USD/CNH (Premiums received $18)	CNH	7.25	Oct-16	$(5)
Goldman Sachs International	1,320	USD/CNH (Premiums received $13)		7.25	Oct-16	(4)
JPMorgan Chase Bank NA	2,780	USD/CNH (Premiums received $29)		7.25	Oct-16	(7)
						$(16)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group		$343	NZD	481	7/8/16	$1
Bank of America NA	CHF	1,612		$1,669	7/21/16	17
Bank of America NA	EUR	171		$190	7/21/16	(—	@)
Bank of America NA	GBP	90		$127	7/21/16	7
Bank of America NA	JPY	11,694		$114	7/21/16	1
Bank of America NA	PLN	705		$177	7/21/16	(2)
Bank of America NA	PLN	1,129		$284	7/21/16	(2)
Bank of America NA		$165	DKK	1,097	7/21/16	(1)
Bank of America NA		$275	EUR	250	7/21/16	2
Bank of America NA		$48	GBP	36	7/21/16	(—	@)
Bank of America NA		$2,841	SEK	23,907	7/21/16	(13)
Bank of America NA		$163	SGD	220	7/21/16	1
Bank of Montreal	GBP	240		$338	7/21/16	18
Bank of Montreal		$35	CAD	45	7/21/16	—	@
Bank of Montreal		$631	CAD	822	7/21/16	6
Bank of Montreal		$35	CAD	45	7/21/16	—	@
Bank of Montreal		$35	CAD	45	7/21/16	—	@
Bank of Montreal		$275	EUR	246	7/21/16	(1)
Bank of Montreal		$201	JPY	20,676	7/21/16	(1)
Bank of Montreal		$238	JPY	24,679	7/21/16	1
Bank of New York Mellon	CHF	251		$260	7/21/16	3
Bank of New York Mellon		$47	GBP	36	7/21/16	—	@
Bank of New York Mellon		$59	SEK	497	7/21/16	(—	@)
Barclays Bank PLC	AUD	2,329		$1,700	7/21/16	(36)
Barclays Bank PLC	EUR	600		$667	7/21/16	1
Barclays Bank PLC	IDR	272,567		$20	7/21/16	(—	@)
Barclays Bank PLC	INR	12,822		$189	7/21/16	(—	@)
Barclays Bank PLC		$133	AUD	181	7/21/16	2
Barclays Bank PLC		$665	EUR	600	7/21/16	1
Barclays Bank PLC		$396	EUR	355	7/21/16	(2)
Barclays Bank PLC		$121	INR	8,200	7/21/16	—	@
BNP Paribas SA		$22	CHF	21	7/21/16	(—	@)
BNP Paribas SA		$22	CHF	21	7/21/16	—	@
BNP Paribas SA		$22	CHF	21	7/21/16	(—	@)
BNP Paribas SA		$17	CLP	12,090	7/21/16	1
BNP Paribas SA		$18	ILS	71	7/21/16	—	@
Citibank NA	CHF	1,568		$1,633	7/21/16	25
The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	CHF	373		$388	7/21/16	$6
Citibank NA	CNH	15,943		$2,397	9/22/16	12
Citibank NA	CNH	13,427		$2,037	3/16/17	48
Citibank NA	CNH	8,763		$1,291	5/11/17	(3)
Citibank NA	CNH	8,789		$1,294	5/11/17	(4)
Citibank NA	CNH	2,107		$313	5/11/17	2
Citibank NA	CNH	28,601		$4,265	5/11/17	43
Citibank NA	EUR	600		$677	7/21/16	12
Citibank NA	EUR	85		$94	7/21/16	(— @)
Citibank NA	GBP	906		$1,274	7/21/16	69
Citibank NA	JPY	23,858		$228	7/8/16	(3)
Citibank NA	JPY	7,768		$75	7/21/16	— @
Citibank NA	NOK	4,078		$482	7/21/16	(5)
Citibank NA	THB	15,639		$444	7/21/16	(1)
Citibank NA		$689	CHF	659	7/21/16	(13)
Citibank NA		$472	CNH	3,201	5/11/17	1
Citibank NA		$1,245	CNH	8,199	9/22/16	(18)
Citibank NA		$227	CNH	1,497	9/22/16	(3)
Citibank NA		$2,014	CNH	13,427	3/16/17	(25)
Citibank NA		$153	EUR	137	7/21/16	(1)
Citibank NA		$75	EUR	66	7/8/16	(2)
Citibank NA		$325	EUR	286	7/8/16	(8)
Citibank NA		$2,892	GBP	1,942	7/21/16	(306)
Citibank NA		$49	GBP	36	7/21/16	(2)
Citibank NA		$98	JPY	10,210	7/21/16	— @
Citibank NA		$2,035	SEK	17,123	7/21/16	(9)
Citibank NA		$1,631	SEK	13,428	7/21/16	(43)
Citibank NA		$391	SEK	3,226	7/21/16	(10)
Citibank NA		$129	THB	4,571	7/21/16	1
Citibank NA		$389	THB	13,712	7/21/16	1
Citibank NA	ZAR	5,906		$398	7/8/16	(3)
Commonwealth Bank of Australia	AUD	3,208		$2,342	7/21/16	(50)
Commonwealth Bank of Australia		$82	AUD	111	7/21/16	1
Commonwealth Bank of Australia		$187	AUD	251	7/21/16	— @
Commonwealth Bank of Australia		$83	AUD	111	7/21/16	— @
Commonwealth Bank of Australia		$784	JPY	81,361	7/21/16	4
Credit Suisse International	CHF	65		$67	7/21/16	1
Credit Suisse International	EUR	343		$380	7/21/16	(1)
Credit Suisse International	GBP	272		$363	7/21/16	1
Credit Suisse International	NZD	331		$231	7/21/16	(5)
Credit Suisse International	THB	3,070		$87	7/21/16	(1)
Credit Suisse International		$82	AUD	111	7/21/16	1
Credit Suisse International		$207	GBP	156	7/21/16	1
Credit Suisse International		$191	ILS	741	7/21/16	1
Credit Suisse International		$62	MYR	250	7/21/16	— @
Credit Suisse International		$39	MYR	160	7/21/16	1
Credit Suisse International		$61	MYR	249	7/21/16	1
Credit Suisse International		$9	NZD	12	7/21/16	— @
Credit Suisse International		$132	NZD	189	7/21/16	3
Credit Suisse International		$48	SGD	65	7/21/16	— @

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Credit Suisse International		$48	SGD	66	7/21/16	$—	@
Credit Suisse International		$48	SGD	65	7/21/16	—	@
Credit Suisse International		$44	THB	1,559	7/21/16	—	@
Credit Suisse International		$44	THB	1,564	7/21/16	—	@
Credit Suisse International		$44	THB	1,559	7/21/16	—	@
Goldman Sachs International	CHF	271		$281	7/21/16	3
Goldman Sachs International	EUR	316		$356	7/21/16	5
Goldman Sachs International	EUR	302		$336	7/21/16	1
Goldman Sachs International	GBP	396		$558	7/21/16	30
Goldman Sachs International	JPY	41,628		$403	7/21/16	(—	@)
Goldman Sachs International	NZD	421		$299	7/21/16	(1)
Goldman Sachs International	RUB	6,817		$106	7/21/16	(—	@)
Goldman Sachs International		$442	EUR	396	7/21/16	(2)
Goldman Sachs International		$89	HKD	688	7/21/16	—	@
Goldman Sachs International		$89	HKD	690	7/21/16	—	@
Goldman Sachs International		$120	HKD	927	7/21/16	—	@
Goldman Sachs International		$89	HKD	688	7/21/16	—	@
Goldman Sachs International		$3	HUF	825	7/21/16	(—	@)
Goldman Sachs International		$203	JPY	20,614	7/21/16	(4)
Goldman Sachs International		$381	JPY	39,534	7/21/16	2
Goldman Sachs International		$202	JPY	20,614	7/21/16	(2)
Goldman Sachs International		$9	NZD	12	7/21/16	—	@
Goldman Sachs International		$9	NZD	12	7/21/16	—	@
Goldman Sachs International		$57	RUB	3,736	7/21/16	1
Goldman Sachs International		$58	RUB	3,747	7/21/16	1
Goldman Sachs International		$1,597	RUB	106,285	7/21/16	58
Goldman Sachs International		$57	RUB	3,736	7/21/16	1
HSBC Bank PLC	BRL	1,716		$470	7/8/16	(64)
HSBC Bank PLC	CAD	310	MXN	4,400	7/8/16	1
HSBC Bank PLC	CAD	275		$211	7/8/16	(2)
HSBC Bank PLC	EUR	226	NOK	2,100	7/8/16	(—	@)
HSBC Bank PLC	EUR	64	SEK	590	7/8/16	(1)
HSBC Bank PLC	EUR	6		$7	7/8/16	—	@
HSBC Bank PLC	EUR	143		$160	7/8/16	1
HSBC Bank PLC	EUR	210		$240	7/8/16	7
HSBC Bank PLC	GBP	29	EUR	38	7/8/16	4
HSBC Bank PLC	GBP	1		$1	7/8/16	—	@
HSBC Bank PLC	GBP	39		$57	7/8/16	5
HSBC Bank PLC	MXN	5,000	JPY	29,695	7/8/16	14
HSBC Bank PLC	MXN	17,786		$962	7/8/16	(10)
HSBC Bank PLC	PLN	802		$212	7/8/16	9
HSBC Bank PLC	RON	1,570		$388	7/8/16	3
HSBC Bank PLC		$13	CAD	16	7/8/16	(—	@)
HSBC Bank PLC		$8	GBP	6	7/8/16	(—	@)
HSBC Bank PLC		$14	JPY	1,444	7/8/16	—	@
HSBC Bank PLC		$25	JPY	2,584	7/8/16	—	@
HSBC Bank PLC		$553	KRW	654,466	7/8/16	15
HSBC Bank PLC		$332	MXN	6,302	7/8/16	12
HSBC Bank PLC		$154	MYR	630	7/8/16	2
HSBC Bank PLC		$316	NOK	2,626	7/8/16	(2)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC		$388	NZD	546	7/8/16	$2
HSBC Bank PLC		$185	SEK	1,536	7/8/16	(3)
HSBC Bank PLC	ZAR	4,639		$293	7/8/16	(21)
JPMorgan Chase Bank NA	AUD	350		$256	7/21/16	(5)
JPMorgan Chase Bank NA	CHF	1,409		$1,459	7/21/16	15
JPMorgan Chase Bank NA	CNH	15,983		$2,404	9/22/16	14
JPMorgan Chase Bank NA	CNH	1,134		$174	9/22/16	4
JPMorgan Chase Bank NA	CNH	33,756		$5,158	9/22/16	109
JPMorgan Chase Bank NA	CNH	823		$126	9/22/16	3
JPMorgan Chase Bank NA	CNH	8,763		$1,297	5/11/17	4
JPMorgan Chase Bank NA	EUR	190	CHF	210	7/8/16	4
JPMorgan Chase Bank NA	EUR	171	PLN	750	7/8/16	1
JPMorgan Chase Bank NA	EUR	114		$126	7/21/16	(1)
JPMorgan Chase Bank NA	EUR	285		$314	7/8/16	(2)
JPMorgan Chase Bank NA	GBP	180		$253	7/8/16	13
JPMorgan Chase Bank NA	MXN	1,422		$75	7/21/16	(3)
JPMorgan Chase Bank NA	PLN	1,598		$404	7/8/16	(— @)
JPMorgan Chase Bank NA	TRY	50		$17	7/21/16	(1)
JPMorgan Chase Bank NA	TWD	5,961		$184	7/21/16	(1)
JPMorgan Chase Bank NA		$684	CHF	659	7/21/16	(8)
JPMorgan Chase Bank NA		$159	CHF	158	7/8/16	2
JPMorgan Chase Bank NA		$5,105	CNH	33,387	9/22/16	(111)
JPMorgan Chase Bank NA		$2,487	CNH	16,356	9/22/16	(40)
JPMorgan Chase Bank NA		$1,242	CNH	8,199	9/22/16	(16)
JPMorgan Chase Bank NA		$148	DKK	990	7/8/16	(1)
JPMorgan Chase Bank NA		$3	EUR	3	7/8/16	— @
JPMorgan Chase Bank NA		$297	EUR	266	7/21/16	(2)
JPMorgan Chase Bank NA		$279	EUR	250	7/21/16	(2)
JPMorgan Chase Bank NA		$282	HKD	2,187	7/21/16	— @
JPMorgan Chase Bank NA		$392	KRW	458,554	7/21/16	6
JPMorgan Chase Bank NA		$61	MYR	249	7/21/16	1
JPMorgan Chase Bank NA		$400	NZD	567	7/21/16	4
JPMorgan Chase Bank NA		$133	NZD	190	7/8/16	2
JPMorgan Chase Bank NA		$1,121	SEK	9,435	7/21/16	(5)
JPMorgan Chase Bank NA		$98	SGD	135	7/8/16	2
JPMorgan Chase Bank NA		$144	THB	5,150	7/8/16	2
JPMorgan Chase Bank NA		$80	TRY	240	7/8/16	3
JPMorgan Chase Bank NA		$209	TWD	6,725	7/21/16	(— @)
JPMorgan Chase Bank NA	ZAR	5,250		$345	7/8/16	(11)
JPMorgan Chase Bank NA	ZAR	2,111		$135	7/21/16	(8)
Northern Trust Company		$109	SGD	147	7/21/16	1
State Street Bank and Trust Co.		$400	AUD	542	7/21/16	3
State Street Bank and Trust Co.		$278	EUR	251	7/21/16	1
UBS AG	AUD	118		$85	7/8/16	(3)
UBS AG	BRL	1,382		$431	7/21/16	3
UBS AG	CAD	52		$40	7/8/16	(— @)
UBS AG	CHF	1,625		$1,683	7/21/16	17
UBS AG	EUR	537		$599	7/8/16	3
UBS AG	EUR	164		$182	7/8/16	— @
UBS AG	GBP	160	EUR	210	7/8/16	20

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	GBP	177		$259	7/8/16	$24
UBS AG	GBP	463		$652	7/21/16	35
UBS AG	GBP	91		$120	7/21/16	(1)
UBS AG	KRW	945,473		$802	7/21/16	(19)
UBS AG	MXN	5,183		$272	7/21/16	(11)
UBS AG	NZD	740	EUR	445	7/8/16	(35)
UBS AG	NZD	1,501		$1,006	7/8/16	(66)
UBS AG		$386	BRL	1,360	7/21/16	36
UBS AG		$729	CAD	951	7/21/16	6
UBS AG		$2,464	EUR	2,209	7/8/16	(12)
UBS AG		$375	EUR	331	7/8/16	(7)
UBS AG		$295	EUR	264	7/8/16	(3)
UBS AG		$698	EUR	625	7/21/16	(4)
UBS AG		$984	GBP	690	7/8/16	(66)
UBS AG		$1,923	JPY	211,158	7/8/16	122
UBS AG		$131	JPY	13,559	7/21/16	1
UBS AG		$260	KRW	300,453	7/21/16	— @
UBS AG		$129	KRW	152,851	7/21/16	3
UBS AG		$54	MXN	1,011	7/8/16	2
UBS AG		$258	PLN	1,035	7/8/16	4
UBS AG		$59	SGD	80	7/21/16	— @
						$(186)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	$47	Jul-16	$1
Dax Index (Germany)	1	268	Sep-16	3
Euro Stoxx 50 Index (Germany)	67	2,123	Sep-16	19
FTSE MIB Index (Italy)	5	449	Sep-16	2
Hang Seng Index (Hong Kong)	4	540	Jul-16	3
IBEX 35 Index (Spain)	7	631	Jul-16	(7)
MSCI Emerging Market E Mini (United States)	154	6,427	Sep-16	187
MSCI Singapore Free Index (Singapore)	16	377	Jul-16	18
NIKKEI 225 Index (Japan)	43	3,277	Sep-16	(176)
S&P 500 E Mini Index (United States)	99	10,347	Sep-16	87
S+P TSE 60 Index (Canada)	10	1,261	Sep-16	(13)
SPI 200 Index (Australia)	10	965	Sep-16	11
U.S. Treasury 2 yr. Note (United States)	19	4,167	Sep-16	29
U.S. Treasury 5 yr. Note (United States)	34	4,154	Sep-16	76

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
Brent Crude Futures (United Kingdom)	8	$(398)	Jul-16	$(7)
Copper Futures (United States)	8	(439)	Sep-16	(5)
German Euro Bund (Germany)	81	(15,022)	Sep-16	(287)
U.S. Treasury 10 yr. Note (United States)	61	(8,112)	Sep-16	(108)
U.S. Treasury Long Bond (United States)	8	(1,379)	Sep-16	(78)
				$(245)

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Russian Federation	Sell	$1,091	1.00%	6/20/21	$(92)	$26	$(66)	BB+

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month BBSW	Pay	2.50%	5/6/26	AUD	1,133	$25
Barclays Bank PLC	3 Month STIBOR	Receive	1.34	10/12/25	SEK	1,630	(14)
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25		1,540	(14)
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25		1,741	(15)
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25		4,258	(35)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		2,171	(19)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		3,905	(37)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		1,267	(12)
Citibank NA	6 Month BBSW	Pay	2.51	5/6/26	AUD	1,131	25
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25	SEK	1,224	(11)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.25	10/6/25		2,438	(19)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		4,000	(33)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		2,496	(22)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		4,328	(41)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.55	5/5/26	AUD	1,130	28
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.44	5/20/26		1,935	35
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$2,900	(89)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21		2,270	(41)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		1,400	(149)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26		5,120	(189)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.68	4/4/26		90	(3)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	1.61	4/13/26		6,280	195
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.76	4/26/26		270	(10)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.49	6/16/26		2,725	(24)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.50	6/16/26		2,725	(26)
							$(495)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	U.S. Apartment REITs††	$2,175	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	$(89)
Bank of America NA	U.S. Apartment REITs††	130	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	(2)
Citibank NA	U.S. Media Index††	2,697	3 Month USD LIBOR minus 0.15%	Pay	2/8/17	(127)
Goldman Sachs International	Global Aerospace Index††	2,190	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	(15)
Goldman Sachs International	Global Aerospace Index††	738	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	(11)
Goldman Sachs International	Global Aerospace Index††	1,490	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	6
Goldman Sachs International	Iron Ore Index††	308	3 Month USD LIBOR minus 0.65%	Pay	5/15/17	(33)
Goldman Sachs International	U.S. Consumer Staples Index††	846	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(35)
Goldman Sachs International	USD Liquid High Yield Index	1,950	3 Month USD LIBOR plus 0.64%	Receive	12/23/16	41
JPMorgan Chase Bank NA	Chinese Internets††	819	3 Month USD LIBOR minus 0.01%	Pay	5/10/17	(37)
						$(302)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Apartment REITs as of June 30, 2016.

Security Description	Index Weight
U.S. Apartment REITs
Apartment Investment & Management Co.	6.76%
AvalonBay Communities, Inc.	24.00
Camden Property Trust	7.45
Equity Residential	24.39
Essex Property Trust, Inc.	14.59
Independence Realty Trust, Inc.	0.32
Mid-America Apartment Communities, Inc.	7.81
Monogram Residential Trust, Inc.	1.29
Post Propertie,s Inc.	3.78
UDR, Inc.	9.61
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of June 30, 2016.

Security Description	Index Weight
U.S. Media Index
CBS Corp.	3.86%
Charter Communications, Inc.	7.92
Comcast Corp.	25.72
Discovery Communications, Inc.	1.06
Discovery Communications, Inc.	0.61
DISH Network Corp.	1.88
Interpublic Group of Cos, Inc. (The)	1.51
Liberty Braves Group	0.05
Liberty Braves Group	0.02
Liberty Global PLC	2.84
Liberty Global PLC	1.19
Liberty Global PLC LiLAC	0.40
Liberty Global PLC LiLAC	0.17
Security Description	Index Weight
U.S. Media Index (cont'd)
Liberty Media Group	0.15%
Liberty Media Group	0.07
Liberty SiriusXM Group	1.00
Liberty SiriusXM Group	0.46
News Corp.	0.69
Omnicom Group, Inc.	3.17
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.53
TEGNA, Inc.	0.80
Time Warner, Inc.	9.61
Twenty-First Century Fox, Inc.	5.29
Twenty-First Century Fox, Inc.	1.92
Viacom, Inc.	2.30
Walt Disney Co. (The)	25.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of June 30, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus Group SE	19.44%
B/E Aerospace, Inc.	2.08
Boeing Co. (The)	37.73
KLX, Inc.	0.73
Rolls-Royce Holdings PLC	7.41
Safran SA	12.23
Spirit AeroSystems Holdings, Inc.	4.67
Thales SA	3.73
TransDigm Group, Inc.	6.19
Zodiac Aerospace	5.79
100.00%

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Iron Ore Index as of June 30, 2016.

Security Description	Index Weight
Iron Ore Index
African Rainbow Minerals Ltd.	0.95%
Assore Ltd.	0.33
BHP Billiton Ltd.	39.37
Ferrexpo PLC	0.10
Fortescue Metals Group Ltd.	6.93
Kumba Iron Ore Ltd.	1.47
Rio Tinto PLC	37.46
Vale SA	13.39
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of June 30, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	6.94%
Archer-Daniels-Midland Co.	1.31
Brown-Forman Corp.	0.52
Campbell Soup Co.	0.61
Church & Dwight Co., Inc.	0.69
Clorox Co. (The)	0.92
Coca-Cola Co. (The)	9.10
Coca-Cola European Partners PLC	0.38
Colgate-Palmolive Co.	3.37
ConAgra Foods, Inc.	1.06
Constellation Brands, Inc.	1.47
Costco Wholesale Corp.	3.52
CVS Health Corp.	5.44
Dr. Pepper Snapple Group, Inc.	0.94
Estee Lauder Cos, Inc. (The)	1.04
General Mills, Inc.	2.19
Hershey Co. (The)	0.84
Hormel Foods Corp.	0.51
JM Smucker Co. (The)	0.93
Kellogg Co.	1.07
Kimberly-Clark Corp.	2.56
Kraft Heinz Co. (The)	2.70
Kroger Co. (The)	1.84
McCormick & Co., Inc.	0.64
Mead Johnson Nutrition Co.	0.87
Molson Coors Brewing Co.	0.94
Mondelez International, Inc.	3.71
Monster Beverage Corp.	1.23
PepsiCo, Inc.	7.92
Philip Morris International, Inc.	8.09
Procter & Gamble Co. (The)	11.82
Reynolds American, Inc.	2.29
Sysco Corp.	1.37
Tyson Foods, Inc.	1.01
Security Description	Index Weight
U.S. Consumer Staples Index (cont'd)
Walgreens Boots Alliance, Inc.	3.72
Wal-Mart Stores, Inc.	5.88
Whole Foods Market, Inc.	0.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with Chinese Internets as of June 30, 2016.

Security Description	Index Weight
Chinese Internets
Alibaba Group Holding Ltd.	35.07%
Baidu, Inc.	9.92
Ctrip.com International Ltd.	3.29
JD.com, Inc.	5.29
Kingsoft Corp. Ltd.	0.45
NetEase, Inc.	4.49
New Oriental Education & Technology Group	1.15
Sohu.com, Inc.	0.25
TAL Education Group	0.88
Tencent Holdings Ltd.	38.04
Vipshop Holdings Ltd.	1.17
100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

BBSW  Australia's Bank Bill Swap

LIBOR  London Interbank Offered Rate

STIBOR  Stockholm Interbank Offered Rate

ARS  — Argentine Peso

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RON  — Romanian New Leu

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	43.4%
Fixed Income Securities	41.8
Short-Term Investments	9.9
Other**	4.9
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open call options written with a value of approximately $16,000. Does not include open long/short futures contracts with an underlying face amount of approximately $60,383,000 with net unrealized depreciation of approximately $245,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $186,000 and does not include open swap agreements with net unrealized depreciation of approximately $771,000.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $109,715)	$120,041
Investment in Securities of Affiliated Issuer, at Value (Cost $14,935)	14,329
Total Investments in Securities, at Value (Cost $124,650)	134,370
Foreign Currency, at Value (Cost $276)	284
Receivable for Variation Margin on Futures Contracts	2,297
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	944
Receivable for Investments Sold	706
Interest Receivable	430
Receivable for Variation Margin on Swap Agreements	214
Unrealized Appreciation on Swap Agreements	186
Tax Reclaim Receivable	123
Dividends Receivable	116
Receivable for Swap Agreements Termination	79
Receivable from Affiliate	2
Receivable for Portfolio Shares Sold	2
Other Assets	16
Total Assets	139,769
Liabilities:
Payable for Investments Purchased	3,931
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,130
Unrealized Depreciation on Swap Agreements	621
Due to Broker	340
Payable for Swap Agreements Termination	291
Payable for Custodian Fees	151
Premium Received on Open Swap Agreements	92
Payable for Advisory Fees	66
Payable for Servicing Fees	42
Payable for Professional Fees	39
Options Written, at Value (Premiums received $60)	16
Payable for Portfolio Shares Redeemed	15
Payable for Administration Fees	9
Payable for Transfer Agency Fees	2
Payable for Directors' Fees and Expenses	2
Payable for Distribution Fees — Class II Shares	2
Other Liabilities	58
Total Liabilities	6,807
Net Assets	$132,962
Net Assets Consist of:
Paid-in-Capital	$130,048
Undistributed Net Investment Income	652
Accumulated Net Realized Loss	(6,288)
Unrealized Appreciation (Depreciation) on:
Investments	10,326
Investments in Affiliates	(606)
Futures Contracts	(245)
Options Written	44
Swap Agreements	(771)
Foreign Currency Forward Exchange Contracts	(186)
Foreign Currency Translations	(12)
Net Assets	$132,962
CLASS I:
Net Assets	$110,735
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,551,738 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.59
CLASS II:
Net Assets	$22,227
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,329,269 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.54

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Strategist Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $59 of Foreign Taxes Withheld)	$1,044
Interest from Securities of Unaffiliated Issuers	723
Dividends from Securities of Affiliated Issuer (Note H)	13
Total Investment Income	1,780
Expenses:
Advisory Fees (Note B)	509
Custodian Fees (Note G)	187
Servicing Fees (Note D)	105
Professional Fees	61
Pricing Fees	58
Administration Fees (Note C)	54
Distribution Fees — Class II Shares (Note E)	29
Shareholder Reporting Fees	16
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	3
Other Expenses	11
Total Expenses	1,038
Waiver of Advisory Fees (Note B)	(399)
Distribution Fees — Class II Shares Waived (Note E)	(17)
Rebate from Morgan Stanley Affiliate (Note H)	(16)
Net Expenses	606
Net Investment Income	1,174
Realized Gain (Loss):
Investments Sold	182
Foreign Currency Forward Exchange Contracts	774
Foreign Currency Transactions	135
Futures Contracts	(1,285)
Options Written	5
Swap Agreements	(478)
Net Realized Loss	(667)
Change in Unrealized Appreciation (Depreciation):
Investments	4,350
Investments in Affiliates	153
Foreign Currency Forward Exchange Contracts	(410)
Foreign Currency Translations	2
Futures Contracts	(459)
Swap Agreements	(865)
Options Written	39
Net Change in Unrealized Appreciation (Depreciation)	2,810
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,143
Net Increase in Net Assets Resulting from Operations	$3,317

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Strategist Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,174	$2,814
Net Realized Loss	(667)	(3,659)
Net Change in Unrealized Appreciation (Depreciation)	2,810	(9,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,317	(10,401)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,268)
Net Realized Gain	(488)	(1,065)
Class II:
Net Investment Income	—	(424)
Net Realized Gain	(98)	(214)
Total Distributions	(586)	(3,971)
Capital Share Transactions:(1)
Class I:
Subscribed	1,254	3,462
Distributions Reinvested	488	3,333
Redeemed	(12,518)	(25,571)
Class II:
Subscribed	454	997
Distributions Reinvested	98	638
Redeemed	(3,274)	(4,363)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,498)	(21,504)
Total Decrease in Net Assets	(10,767)	(35,876)
Net Assets:
Beginning of Period	143,729	179,605
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $652 and $(522), respectively)	$132,962	$143,729
(1) Capital Share Transactions:
Class I:
Shares Subscribed	133	342
Shares Issued on Distributions Reinvested	51	337
Shares Redeemed	(1,332)	(2,565)
Net Decrease in Class I Shares Outstanding	(1,148)	(1,886)
Class II:
Shares Subscribed	48	98
Shares Issued on Distributions Reinvested	10	65
Shares Redeemed	(347)	(436)
Net Decrease in Class II Shares Outstanding	(289)	(273)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		2012	2011
Net Asset Value, Beginning of Period	$9.39		$10.28		$11.06	$9.55		$8.58	$9.02
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.17		0.20	0.18		0.14	0.13
Net Realized and Unrealized Gain (Loss)	0.16		(0.81)		0.06	1.34		1.00	(0.45)
Total from Investment Operations	0.24		(0.64)		0.26	1.52		1.14	(0.32)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.09)	(0.01)		(0.19)	(0.12)
Net Realized Gain	(0.04)		(0.08)		(0.95)	—		—	—
Total Distributions	(0.04)		(0.25)		(1.04)	(0.01)		(0.19)	(0.12)
Regulatory Settlement Proceeds	—		—		—	—		0.02 ††	—
Net Asset Value, End of Period	$9.59		$9.39		$10.28	$11.06		$9.55	$8.58
Total Return ++	2.58	%#	(6.39)%		2.15%	15.95%		13.84%	(3.68)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$110,735		$119,248		$150,001	$157,059		$63,205	$64,668
Ratio of Expenses to Average Net Assets (1)	0.88	%+*	0.69	%+^^^	0.56%+	0.62	%+^^	0.94%+	0.96%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	N/A		0.94%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.74	%+*	1.73	%+	1.86%+	1.69	%+	1.53%+	1.42%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.03%		0.04%	0.04%		0.06%	0.06%
Portfolio Turnover Rate	51	%#	146%		82%	168%		105%	109%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.49	%*	1.47%		1.42%	1.32%		1.72%	1.76%
Net Investment Income to Average Net Assets	1.13	%*	0.95%		1.00%	0.99%		0.75%	0.62%

†  Per share amount is based on average shares outstanding.

††  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.23% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 13.61%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to April 29, 2013, the maximum ratio was 1.00% for Class I shares.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,						Period from March 15, 2011^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		2012	2011
Net Asset Value, Beginning of Period	$9.35		$10.24		$11.03	$9.54		$8.57	$9.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.16		0.19	0.17		0.13	0.11
Net Realized and Unrealized Gain (Loss)	0.15		(0.82)		0.06	1.33		1.01	(0.46)
Total from Investment Operations	0.23		(0.66)		0.25	1.50		1.14	(0.35)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.09)	(0.01)		(0.19)	(0.12)
Net Realized Gain	(0.04)		(0.08)		(0.95)	—		—	—
Total Distributions	(0.04)		(0.23)		(1.04)	(0.01)		(0.19)	(0.12)
Regulatory Settlement Proceeds	—		—		—	—		0.02 ††	—
Net Asset Value, End of Period	$9.54		$9.35		$10.24	$11.03		$9.54	$8.57
Total Return ++	2.49	%#	(6.53)%		2.00%	15.75%		13.70%	(4.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,227		$24,481		$29,604	$33,988		$241	$65
Ratio of Expenses to Average Net Assets (1)	0.98	%+*	0.79	%+^^^^	0.66%+	0.72	%+^^^	1.04%+	1.06	%+*^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	N/A		1.04%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.64	%+*	1.63	%+	1.76%+	1.59	%+	1.43%+	1.32	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.03%		0.04%	0.04%		0.06%	0.06	%*
Portfolio Turnover Rate	51	%#	146%		82%	168%		105%	109	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%*	1.76%		1.77%	1.67%		2.07%	2.11	%*
Net Investment Income to Average Net Assets	0.88	%*	0.66%		0.65%	0.64%		0.40%	0.27	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

††  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 13.46%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^^  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class II shares. Prior to April 29, 2013, the maximum ratio was 1.10% for Class II shares.

^^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.15% for Class II shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Strategist Portfolio. The Portfolio seeks total return and offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

value ("NAV") as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2. Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$325	$—		$325
Agency Fixed Rate Mortgages	—	4,724	—		4,724
Asset-Backed Securities	—	371	—		371
Collateralized Mortgage Obligations - Agency Collateral Series	—	357	—		357
Commercial Mortgage-Backed Securities	—	1,448	—		1,448
Corporate Bonds	—	13,087	—		13,087
Mortgages - Other	—	550	—		550
Sovereign	—	26,585	—		26,585
U.S. Treasury Securities	—	8,776	—		8,776
Total Fixed Income Securities	—	56,223	—		56,223
Common Stocks
Aerospace & Defense	1,205	237	—		1,442
Air Freight & Logistics	441	40	—		481
Airlines	—	511	—		511
Auto Components	42	189	—		231
Automobiles	123	587	—		710
Banks	2,031	1,563	—	†	3,594	†
Beverages	395	622	—		1,017
Biotechnology	990	381	—		1,371
Building Products	—	496	—		496
Capital Markets	545	535	—		1,080
Chemicals	437	645	—		1,082
Commercial Services & Supplies	100	152	—		252
Communications Equipment	423	138	—		561
Construction & Engineering	2	519	—		521
Construction Materials	—	164	—		164
Consumer Finance	510	—	—		510
Containers & Packaging	27	27	—		54
Diversified Finanancial Services	—	21	—		21
Diversified Financial Services	400	311	—		711
Diversified Telecommunication Services	657	867	—		1,524
Electric Utilities	387	301	—		688
Electrical Equipment	108	336	—		444
Electronic Equipment, Instruments & Components	49	292	—		341
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Energy Equipment & Services	$981	$41	$—		$1,022
Food & Staples Retailing	1,372	287	—		1,659
Food Products	192	916	—		1,108
Gas Utilities	7	76	—		83
Health Care Equipment & Supplies	815	254	—		1,069
Health Care Providers & Services	875	55	—		930
Health Care Technology	31	—	—		31
Hotels, Restaurants & Leisure	545	346	—		891
Household Durables	—	131	—		131
Household Products	1,058	324	—		1,382
Independent Power Producers & Energy Traders	4	—	—		4
Industrial Conglomerates	704	200	—		904
Information Technology Services	1,372	308	—		1,680
Insurance	286	1,044	—		1,330
Internet & Catalog Retail	656	22	—		678
Internet Software & Services	1,157	21	—		1,178
Life Sciences Tools & Services	65	80	—		145
Machinery	173	583	—		756
Marine	—	66	—		66
Media	1,100	660	—		1,760
Metals & Mining	1,259	497	—		1,756
Multi-Utilities	162	263	—		425
Multi-Line Retail	157	69	—		226
Oil, Gas & Consumable Fuels	2,014	894	—		2,908
Paper & Forest Products	—	18	—		18
Personal Products	33	378	—		411
Pharmaceuticals	3,493	2,175	—		5,668
Professional Services	44	472	—		516
Real Estate Investment Trusts (REITs)	2,888	309	—		3,197
Real Estate Management & Development	121	301	—		422
Road & Rail	436	317	—		753
Semiconductors & Semiconductor Equipment	814	216	—	@	1,030
Software	1,069	86	—		1,155
Specialty Retail	904	179	—		1,083
Tech Hardware, Storage & Peripherals	1,302	123	—		1,425

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$384	$271	$—		$655
Thrifts & Mortgage Finance	3	3	—		6
Tobacco	560	529	—		1,089
Trading Companies & Distributors	5	191	—		196
Transportation Infrastructure	—	277	—		277
Water Utilities	—	53	—		53
Wireless Telecommunication Services	25	456	—		481
Total Common Stocks	35,938	22,425	—	@†	58,363 †
Rights	— @	— @	—		— @
Warrant	1	—	—		1
Investment Companies	6,455	—	—		6,455
Call Options Purchased	—	69	—		69
Short-Term Investments
Investment Company	11,835	—	—		11,835
Sovereign	—	575	—		575
U.S. Treasury Security	—	849	—		849
Total Short-Term Investments	11,835	1,424	—		13,259
Foreign Currency Forward Exchange Contracts	—	944	—		944
Futures Contracts	436	—	—		436
Credit Default Swap Agreement	—	26	—		26
Interest Rate Swap Agreements	—	308	—		308
Total Return Swap Agreements	—	47	—		47
Total Assets	54,665	81,466	—	@†	136,131 †
Liabilities:
Call Options Written	—	(16)	—		(16)
Foreign Currency Forward Exchange Contracts	—	(1,130)	—		(1,130)
Futures Contracts	(681)	—	—		(681)
Interest Rate Swap Agreements	—	(803)	—		(803)
Total Return Swap Agreements	—	(349)	—		(349)
Total Liabilities	(681)	(2,298)	—		(2,979)
Total	$53,984	$79,168	$—	@†	$133,152 †

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $29,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of June 30, 2016, a security which is valued at zero transferred from Level 2 to Level 3. The security that was valued using other significant observable inputs at December 31, 2015 was valued using significant unobservable inputs at June 30, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance		$1
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—	†
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$—	@†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$	(—	@)

@  Value is less than $500.

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Portfolio's exposure to the underlying instrument. Writing call options tend to decrease the Portfolio's exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Transactions in written options for the six months ended June 30, 2016 were as follows:

Written Options	Notional Amount (000)	Premiums Received (000)
Options outstanding at December 31, 2015	10,270	$72
Options closed	(4,460)	(12)
Options outstanding at June 30, 2016	5,810	$60

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$69	(a)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	944
Futures Contracts	Variation Margin on
	Futures Contracts	Equity Risk	331	(b)
Futures Contracts	Variation Margin on	Interest
	Futures Contracts	Rate Risk	105	(b)
Swap Agreement	Unrealized Appreciation on
	Swap Agreements	Credit Risk	26
Swap Agreements	Unrealized Appreciation on
	Swap Agreements	Equity Risk	47
Swap Agreements	Unrealized Appreciation on	Interest
	Swap Agreements	Rate Risk	113
Swap Agreement	Variation Margin on	Interest
	Swap Agreements	Rate Risk	195	(b)
Total			$1,830
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Written	Options Written, at Value	Currency Risk	$(16)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(1,130)
Futures Contracts	Variation Margin on
	Futures Contracts	Commodity Risk	(12	)(b)
Futures Contracts	Variation Margin on
	Futures Contracts	Equity Risk	(196	)(b)
Futures Contracts	Variation Margin on	Interest
	Futures Contracts	Rate Risk	(473	)(b)
Swap Agreements	Unrealized Depreciation on
	Swap Agreements	Equity Risk	(349)
Swap Agreements	Unrealized Depreciation on	Interest
	Swap Agreements	Rate Risk	(272)
Swap Agreements	Variation Margin on	Interest
	Swap Agreements	Rate Risk	(531	)(b)
Total			$(2,979)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Options Purchased	$2	(c)
Currency Risk	Options Written	5
Currency Risk	Foreign Currency Forward Exchange Contracts	774
Commodity Risk	Futures Contracts	(82)
Equity Risk	Futures Contracts	(307)
Interest Rate Risk	Futures Contracts	(896)
Credit Risk	Swap Agreements	40
Equity Risk	Swap Agreements	(215)
Interest Rate Risk	Swap Agreements	(303)
Total		$(982)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Options Purchased	$(91	)(c)
Currency Risk	Options Written	39
Currency Risk	Foreign Currency Forward Exchange Contracts	(410)
Commodity Risk	Futures Contracts	(30)
Equity Risk	Futures Contracts	51
Interest Rate Risk	Futures Contracts	(480)
Credit Risk	Swap Agreements	8
Equity Risk	Swap Agreements	(371)
Interest Rate Risk	Swap Agreements	(502)
Total		$(1,786)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(d)	Assets(e) (000)		Liabilities(e) (000)
Options Purchased	$69	(a)	$—
Options Written, at Value	—		(16)
Foreign Currency Forward Exchange Contracts	944		(1,130)
Swap Agreements	186		(621)
Total	$1,199		$(1,767)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Excludes exchange traded derivatives.

(e)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements

("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$1	$—	$—	$1
Bank of America NA	53	(43)	—	10
Bank of Montreal	25	(2)	—	23
Bank of New York Mellon	3	(— @)	—	3
Barclays Bank PLC	30	(30)	—	0
BNP Paribas SA	1	(— @)	—	1
Citibank NA	266	(250)	—	16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
(cont'd)
Commonwealth Bank of Australia	$5	$(5)	$—	$0
Credit Suisse International	10	(7)	—	3
Goldman Sachs International	164	(60)	(104)	0
HSBC Bank PLC	75	(75)	—	0
JPMorgan Chase Bank NA	285	(259)	—	26
Northern Trust Company	1	—	—	1
State Street Bank and Trust Co.	4	—	—	4
UBS AG	276	(227)	—	49
Total	$1,199	$(958)	$(104)	$137

(f)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$109		$(43)	$—	$66
Bank of Montreal	2		(2)	—	0
Bank of New York Mellon	—	@	(— @)	—	0
Barclays Bank PLC	66		(30)	(21)	15
BNP Paribas SA	15		(— @)	—	15
Citibank NA	694		(250)	—	444
Commonwealth Bank of Australia	50		(5)	—	45
Credit Suisse International	7		(7)	—	0
Goldman Sachs International	118		(60)	—	58
HSBC Bank PLC	103		(75)	—	28
JPMorgan Chase Bank NA	376		(259)	(100)	17
UBS AG	227		(227)	—	0
Total	$1,767		$(958)	$(121)	$688

@  Value is less than $500.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$81,882,000
Futures Contracts:
Average monthly original value	$96,417,000
Swap Agreements:
Average monthly notional amount	$42,317,000
Options Purchased:
Average monthly notional amount	5,810,000
Options Written:
Average monthly notional amount	5,810,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.14% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $399,000 of advisory fees were waived.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2016, this waiver amounted to approximately $17,000.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $40,186,000 and $49,315,000, respectively. For the six months ended June 30, 2016, purchases and sales of long-term U.S. Government securities were approximately $24,546,000 and $34,812,000, respectively.

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $3,100,000 at June 30, 2016.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$2,341	$—	$—	$—	$2,494

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$1,974	$48,181	$38,320	$13	$11,835

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

"Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,692	$1,279	$1,547	$15,929

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies, swap transactions, paydown adjustments, distribution redesignation and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(3,047)	$4,566	$(1,519)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$594

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration*
$3,627	December 31, 2017

*  Includes capital losses acquired from Morgan Stanley Variable Investment Series Strategist Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,814,000.

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.4%.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2010 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN

1556740 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Semi-Annual Report – June 30, 2016

The Universal Institutional Funds, Inc.

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Mid Cap Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$934.20	$1,019.69	$5.00	$5.22	1.04%
Mid Cap Growth Portfolio Class II	1,000.00	934.00	1,019.19	5.48	5.72	1.14

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (89.9%)
Aerospace & Defense (1.4%)
TransDigm Group, Inc. (a)	5,928	$1,563
Air Freight & Logistics (0.4%)
XPO Logistics, Inc. (a)(b)	19,551	514
Automobiles (4.5%)
Tesla Motors, Inc. (a)(b)	24,738	5,251
Beverages (1.2%)
Monster Beverage Corp. (a)	8,572	1,378
Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (a)	6,810	378
Intrexon Corp. (a)	16,374	403
Juno Therapeutics, Inc. (a)(b)	7,738	297
		1,078
Capital Markets (0.9%)
Affiliated Managers Group, Inc. (a)	7,283	1,025
Communications Equipment (0.7%)
Palo Alto Networks, Inc. (a)	6,452	791
Consumer Finance (0.5%)
LendingClub Corp. (a)(b)	124,386	535
Diversified Financial Services (7.9%)
MSCI, Inc.	42,152	3,251
S&P Global, Inc.	54,766	5,874
		9,125
Food Products (3.6%)
Mead Johnson Nutrition Co.	46,634	4,232
Health Care Equipment & Supplies (6.9%)
DexCom, Inc. (a)	18,719	1,485
Intuitive Surgical, Inc. (a)	9,878	6,533
		8,018
Health Care Technology (5.2%)
athenahealth, Inc. (a)	43,972	6,069
Hotels, Restaurants & Leisure (5.4%)
Dunkin' Brands Group, Inc.	78,229	3,413
Marriott International, Inc., Class A (b)	43,652	2,901
		6,314
Information Technology Services (3.5%)
FleetCor Technologies, Inc. (a)	19,684	2,817
Gartner, Inc. (a)	13,139	1,280
		4,097
Internet & Catalog Retail (1.1%)
TripAdvisor, Inc. (a)	8,265	532
Zalando SE (Germany) (a)(c)	26,440	700
		1,232
Internet Software & Services (14.1%)
Autohome, Inc. ADR (China) (a)	10,073	202
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost — $1,380; acquired 5/1/12)	152,532	1,818
LinkedIn Corp., Class A (a)	18,138	3,433
MercadoLibre, Inc. (Brazil)	12,549	1,765
	Shares	Value (000)
Pandora Media, Inc. (a)(b)	60,053	$748
Twitter, Inc. (a)	182,238	3,082
Yelp, Inc. (a)	22,576	685
Zillow Group, Inc., Class A (a)	42,569	1,560
Zillow Group, Inc., Class C (a)	85,138	3,089
		16,382
Life Sciences Tools & Services (5.1%)
Illumina, Inc. (a)	42,143	5,916
Pharmaceuticals (3.5%)
Zoetis, Inc.	86,190	4,091
Professional Services (5.4%)
IHS, Inc., Class A (a)	25,034	2,894
Verisk Analytics, Inc. (a)	42,318	3,431
		6,325
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp.	16,139	759
Software (11.9%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	20,283	525
FireEye, Inc. (a)	33,406	550
Mobileye N.V. (a)(b)	15,865	732
NetSuite, Inc. (a)	11,268	820
ServiceNow, Inc. (a)	48,887	3,246
Splunk, Inc. (a)	62,092	3,364
Tableau Software, Inc., Class A (a)	13,136	643
Workday, Inc., Class A (a)	52,491	3,920
		13,800
Tech Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (a)(b)	18,041	247
Stratasys Ltd. (a)	6,272	144
		391
Textiles, Apparel & Luxury Goods (3.9%)
Lululemon Athletica, Inc. (Canada) (a)	17,293	1,277
Michael Kors Holdings Ltd. (a)	40,769	2,017
Under Armour, Inc., Class A (a)(b)	15,620	627
Under Armour, Inc., Class C (a)	16,811	612
		4,533
Trading Companies & Distributors (0.9%)
Fastenal Co.	24,540	1,089
Total Common Stocks (Cost $85,794)		104,508
Preferred Stocks (5.1%)
Internet & Catalog Retail (3.8%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $1,370; acquired 4/16/14)	33,636	3,045
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost — $385; acquired 10/4/13)	16,789	1,415
		4,460
Software (1.3%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost — $455; acquired 7/19/12)	148,616	1,069

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Software (cont'd)
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost — $102; acquired 10/25/13)	29,092	$209
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost — $102; acquired 10/25/13)	29,092	209
		1,487
Total Preferred Stocks (Cost $2,414)		5,947
Convertible Preferred Stock (0.2%)
Internet Software & Services (0.2%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost — $132; acquired 5/25/12) (Cost $132)	14,641	175
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $57)	12,265	22
	Shares
Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,734,991	3,735
	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $863; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $880)	$863	863
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $35; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $36)	35	35
		898
Total Securities held as Collateral on Loaned Securities (Cost $4,633)		4,633
	Shares
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $5,847)	5,847,427	5,847
Total Short-Term Investments (Cost $10,480)		10,480
Total Investments (104.2%) (Cost $98,877) Including $11,694 of Securities Loaned (g)(h)		121,132
Liabilities in Excess of Other Assets (-4.2%)		(4,847)
Net Assets (100.0%)		$116,285

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016, amounts to approximately $7,940,000 and represents 6.8% of net assets.

(f)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $7,940,000, representing 6.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(g)  The fair value and percentage of net assets, $700,000 and 0.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,200,000 and the aggregate gross unrealized depreciation is approximately $9,945,000 resulting in net unrealized appreciation of approximately $22,255,000.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.8%
Internet Software & Services	14.2
Software	13.1
Diversified Financial Services	7.9
Health Care Equipment & Supplies	6.9
Professional Services	5.4
Hotels, Restaurants & Leisure	5.4
Health Care Technology	5.2
Life Sciences Tools & Services	5.1
Short-Term Investments	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $89,295)	$111,550
Investment in Security of Affiliated Issuer, at Value (Cost $9,582)	9,582
Total Investments in Securities, at Value (Cost $98,877)	121,132
Receivable for Investments Sold	495
Dividends Receivable	133
Receivable for Portfolio Shares Sold	55
Receivable from Affiliate	1
Other Assets	20
Total Assets	121,836
Liabilities:
Collateral on Securities Loaned, at Value	4,633
Payable for Portfolio Shares Redeemed	577
Payable for Advisory Fees	196
Payable for Servicing Fees	67
Payable for Professional Fees	21
Payable for Custodian Fees	13
Payable for Administration Fees	8
Payable for Distribution Fees — Class II Shares	7
Payable for Transfer Agency Fees	2
Other Liabilities	27
Total Liabilities	5,551
NET ASSETS	$116,285
Net Assets Consist of:
Paid-in-Capital	$101,634
Accumulated Net Investment Loss	(121)
Accumulated Net Realized Loss	(7,483)
Unrealized Appreciation (Depreciation) on:
Investments	22,255
Net Assets	$116,285
CLASS I:
Net Assets	$32,332
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,621,116 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.93
CLASS II:
Net Assets	$83,953
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,587,753 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.76
(1) Including:
Securities on Loan, at Value:	$11,694

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$321
Income from Securities Loaned — Net	220
Dividends from Security of Affiliated Issuer (Note H)	10
Total Investment Income	551
Expenses:
Advisory Fees (Note B)	448
Distribution Fees — Class II Shares (Note E)	105
Servicing Fees (Note D)	89
Professional Fees	50
Administration Fees (Note C)	48
Shareholder Reporting Fees	14
Custodian Fees (Note G)	10
Transfer Agency Fees (Note F)	5
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	783
Distribution Fees — Class II Shares Waived (Note E)	(63)
Waiver of Advisory Fees (Note B)	(52)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	664
Net Investment Loss	(113)
Realized Loss:
Investments Sold	(6,550)
Foreign Currency Transactions	— @
Net Realized Loss	(6,550)
Change in Unrealized Appreciation (Depreciation):
Investments	(4,167)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(10,717)
Net Decrease in Net Assets Resulting from Operations	$(10,830)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(113)	$(1,300)
Net Realized Gain (Loss)	(6,550)	3,740
Net Change in Unrealized Appreciation (Depreciation)	(4,167)	(12,057)
Net Decrease in Net Assets Resulting from Operations	(10,830)	(9,617)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	(1,536)	(9,736)
Class II:
Net Realized Gain	(4,019)	(19,692)
Total Distributions	(5,555)	(29,428)
Capital Share Transactions:(1)
Class I:
Subscribed	2,533	9,773
Distributions Reinvested	1,536	9,736
Redeemed	(14,696)	(24,704)
Class II:
Subscribed	2,112	3,967
Distributions Reinvested	4,019	19,692
Redeemed	(9,800)	(28,723)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,296)	(10,259)
Total Decrease in Net Assets	(30,681)	(49,304)
Net Assets:
Beginning of Period	146,966	196,270
End of Period (Including Accumulated Net Investment Loss of $(121) and $(8))	$116,285	$146,966
(1) Capital Share Transactions:
Class I:
Shares Subscribed	288	849
Shares Issued on Distributions Reinvested	172	893
Shares Redeemed	(1,671)	(2,145)
Net Decrease in Class I Shares Outstanding	(1,211)	(403)
Class II:
Shares Subscribed	238	357
Shares Issued on Distributions Reinvested	459	1,839
Shares Redeemed	(1,109)	(2,522)
Net Decrease in Class II Shares Outstanding	(412)	(326)

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.03		$12.73	$14.41	$10.77	$11.22	$12.12
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.08)	(0.02)	(0.05)	0.04	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.65)		(0.50)	0.28	4.03	0.91	(0.80)
Total from Investment Operations	(0.66)		(0.58)	0.26	3.98	0.95	(0.85)
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.05)	—	(0.04)
Net Realized Gain	(0.44)		(2.12)	(1.94)	(0.29)	(1.40)	(0.01)
Total Distributions	(0.44)		(2.12)	(1.94)	(0.34)	(1.40)	(0.05)
Net Asset Value, End of Period	$8.93		$10.03	$12.73	$14.41	$10.77	$11.22
Total Return ++	(6.58	)%#	(5.90)%	1.97%	37.49%	8.69%	(7.12)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,332		$48,467	$66,653	$72,112	$61,552	$64,323
Ratio of Expenses to Average Net Assets(1)	1.04	%+*	1.05%+	1.05%+	1.05%+	1.05%+	1.05%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.12	)%+*	(0.67)%+	(0.14)%+	(0.39)%+	0.33%+	(0.42)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	10	%#	25%	44%	49%	29%	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.14	%*	1.10%	1.10%	1.09%	1.06%	1.05%
Net Investment Income (Loss) to Average Net Assets	(0.22	)%*	(0.72)%	(0.19)%	(0.43)%	0.32%	(0.42)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.85		$12.55	$14.25	$10.64	$11.12	$12.01
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.09)	(0.03)	(0.06)	0.03	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.64)		(0.49)	0.27	3.99	0.89	(0.79)
Total from Investment Operations	(0.65)		(0.58)	0.24	3.93	0.92	(0.85)
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.03)	—	(0.03)
Net Realized Gain	(0.44)		(2.12)	(1.94)	(0.29)	(1.40)	(0.01)
Total Distributions	(0.44)		(2.12)	(1.94)	(0.32)	(1.40)	(0.04)
Net Asset Value, End of Period	$8.76		$9.85	$12.55	$14.25	$10.64	$11.12
Total Return ++	(6.60	)%#	(5.99)%	1.84%	37.48%	8.49%	(7.17)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,953		$98,499	$129,617	$151,317	$157,899	$200,502
Ratio of Expenses to Average Net Assets(1)	1.14	%+*	1.15%+	1.15%+	1.15%+	1.15%+	1.15%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.22	)%+*	(0.77)%+	(0.24)%+	(0.49)%+	0.23%+	(0.52)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	10	%#	25%	44%	49%	29%	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.39	%*	1.39%	1.45%	1.44%	1.41%	1.40%
Net Investment Loss to Average Net Assets	(0.47	)%*	(1.01)%	(0.54)%	(0.78)%	(0.03)%	(0.77)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class I shares and Class II shares of the Portfolio to new investors. The Portfolio will continue to offer Class I shares and Class II shares of the Portfolio to existing shareholders. The Portfolio may recommence offering Class I shares and Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class I shares and Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,563	$—	$—	$1,563
Air Freight & Logistics	514	—	—	514
Automobiles	5,251	—	—	5,251
Beverages	1,378	—	—	1,378
Biotechnology	1,078	—	—	1,078
Capital Markets	1,025	—	—	1,025
Communications Equipment	791	—	—	791
Consumer Finance	535	—	—	535
Diversified Financial Services	9,125	—	—	9,125
Food Products	4,232	—	—	4,232
Health Care Equipment & Supplies	8,018	—	—	8,018
Health Care Technology	6,069	—	—	6,069
Hotels, Restaurants & Leisure	6,314	—	—	6,314
Information Technology Services	4,097	—	—	4,097
Internet & Catalog Retail	532	700	—	1,232
Internet Software & Services	14,564	—	1,818	16,382
Life Sciences Tools & Services	5,916	—	—	5,916
Pharmaceuticals	4,091	—	—	4,091
Professional Services	6,325	—	—	6,325
Semiconductors & Semiconductor Equipment	759	—	—	759
Software	13,800	—	—	13,800
Tech Hardware, Storage & Peripherals	391	—	—	391
Textiles, Apparel & Luxury Goods	4,533	—	—	4,533
Trading Companies & Distributors	1,089	—	—	1,089
Total Common Stocks	101,990	700	1,818	104,508
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks	$—	$—	$5,947	$5,947
Convertible Preferred Stock	—	—	175	175
Option Purchased	—	22	—	22
Short-Term Investments
Investment Company	9,582	—	—	9,582
Repurchase Agreements	—	898	—	898
Total Short-Term Investments	9,582	898	—	10,480
Total Assets	$111,572	$1,620	$7,940	$121,132

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$4,278	$6,152	$210
Purchases	—	—	—
Sales	(2,498)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(857)	(205)	(35)
Realized gains (losses)	895	—	—
Ending Balance	$1,818	$5,947	$175
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(366)	$(205)	$(35)

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Catalog Retail
Preferred Stocks	$3,045	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.8	x	14.5	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$1,415	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet Software & Services
Common Stock	$1,818	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Convertible Preferred Stock	$175	Market Comparable Companies	Enterprise Value/ Revenue	5.9	x	16.2	x	9.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stock	$1,487	Market Transaction Method	Pending Precedent Transaction	$7.40		$7.40		$7.40		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue Discount for Lack of	7.8	x	14.8	x	14.5	x	Increase
			Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the col-

lateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Call Option Purchased)	Currency Risk	$22	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(95	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(359	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$22	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$22	$—	$—	$22

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	24,325,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$11,694	(e)	$—	$(11,694	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Portfolio received cash collateral of approximately $4,633,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $7,159,000 in the form of U.S. Government

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,633	$—	$—	$—	$4,633
Total Borrowings	$4,633	$—	$—	$—	$4,633
Gross amount of recognized liabilities for securities lending transactions					$4,633

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.66% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $52,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2016, this waiver amounted to approximately $63,000.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,980,000 and $30,843,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$16,116	$34,205	$40,739	$10	$9,582

During the six months ended June 30, 2016, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$29,428	$4,356	$24,928
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on partnership investments held and sold by the Portfolio and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$1,299	$697	$(1,996)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$5,555

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 54.2%.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN

1555394 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,097.10	$1,019.94	$5.16	$4.97	0.99%
U.S. Real Estate Portfolio Class II	1,000.00	1,095.50	1,018.70	6.46	6.22	1.24

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Semi-Annual Report – June 30, 2016 (unaudited)

The Universal Institutional Funds, Inc.

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (91.6%)
Apartments (16.9%)
Apartment Investment & Management Co., Class A REIT	180,976	$7,992
AvalonBay Communities, Inc. REIT	123,832	22,338
Camden Property Trust REIT	164,658	14,559
Equity Residential REIT	505,794	34,839
Essex Property Trust, Inc. REIT	48,854	11,143
Post Properties, Inc. REIT	18,557	1,133
		92,004
Data Centers (0.5%)
QTS Realty Trust, Inc., Class A REIT	48,534	2,717
Diversified (6.8%)
Lexington Realty Trust REIT	24,611	249
Vornado Realty Trust REIT	366,821	36,726
		36,975
Health Care (7.0%)
HCP, Inc. REIT	38,501	1,362
Healthcare Realty Trust, Inc. REIT	91,801	3,212
Omega Healthcare Investors, Inc. REIT	102,607	3,483
Senior Housing Properties Trust REIT	143,073	2,980
Ventas, Inc. REIT	192,813	14,041
Welltower, Inc. REIT	172,586	13,146
		38,224
Industrial (5.1%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)(See Note A-3)	11,760	7,061
DCT Industrial Trust, Inc. REIT	19,088	917
Duke Realty Corp. REIT	177,219	4,725
Liberty Property Trust REIT	110,992	4,409
ProLogis, Inc. REIT	178,668	8,762
Rexford Industrial Realty, Inc. REIT	93,420	1,970
		27,844
Lodging/Resorts (9.5%)
Chesapeake Lodging Trust REIT	166,654	3,875
Hilton Worldwide Holdings, Inc.	333,056	7,504
Host Hotels & Resorts, Inc. REIT	1,589,659	25,768
LaSalle Hotel Properties REIT	438,495	10,340
Sunstone Hotel Investors, Inc. REIT	153,024	1,847
Xenia Hotels & Resorts, Inc. REIT	131,668	2,209
		51,543
Manufactured Homes (0.6%)
Equity Lifestyle Properties, Inc. REIT	42,530	3,404
Office (10.6%)
Boston Properties, Inc. REIT	195,778	25,823
BRCP REIT I, LP (a)(b)(c)(d)(See Note A-3)	2,928,671	179
BRCP REIT II, LP (a)(b)(c)(d)(See Note A-3)	7,155,500	3,707
Corporate Office Properties Trust REIT	36,541	1,080
Cousins Properties, Inc. REIT	382,895	3,982
Douglas Emmett, Inc. REIT	252,070	8,953
Hudson Pacific Properties, Inc. REIT	327,990	9,571
	Shares	Value (000)
Mack-Cali Realty Corp. REIT	99,324	$2,682
Paramount Group, Inc. REIT	114,779	1,830
		57,807
Regional Malls (17.8%)
CBL & Associates Properties, Inc. REIT	19,824	184
General Growth Properties, Inc. REIT	704,647	21,013
Simon Property Group, Inc. REIT	329,242	71,413
Taubman Centers, Inc. REIT	53,668	3,982
WP GLIMCHER, Inc. REIT	24,860	278
		96,870
Retail Free Standing (2.0%)
National Retail Properties, Inc. REIT	118,797	6,144
Realty Income Corp. REIT	4,166	289
Spirit Realty Capital, Inc. REIT	84,540	1,080
STORE Capital Corp. REIT	119,373	3,515
		11,028
Self Storage (5.1%)
CubeSmart REIT	82,956	2,562
Public Storage REIT	78,646	20,101
Sovran Self Storage, Inc. REIT	46,954	4,926
		27,589
Shopping Centers (9.0%)
Acadia Realty Trust REIT	47,151	1,675
Brixmor Property Group, Inc. REIT	99,219	2,625
DDR Corp. REIT	53,083	963
Equity One, Inc. REIT	54,980	1,769
Federal Realty Investment Trust REIT	5,618	930
Kimco Realty Corp. REIT	343,663	10,784
Regency Centers Corp. REIT	206,932	17,327
Tanger Factory Outlet Centers, Inc. REIT	317,936	12,775
		48,848
Single Family Homes (0.2%)
American Homes 4 Rent, Class A REIT	41,740	855
Specialty (0.5%)
Gaming and Leisure Properties, Inc. REIT	85,752	2,957
Total Common Stocks (Cost $302,155)		498,665
Short-Term Investment (8.3%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $45,216)	45,215,633	45,216
Total Investments (99.9%) (Cost $347,371) (e)		543,881
Other Assets in Excess of Liabilities (0.1%)		628
Net Assets (100.0%)		$544,509

(a)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $10,947,000, representing 2.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

The accompanying notes are an integral part of the financial statements.
3

Semi-Annual Report – June 30, 2016 (unaudited)

The Universal Institutional Funds, Inc.

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(b)  Security has been deemed illiquid at June 30, 2016.

(c)  Non-income producing security.

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LP was acquired between 12/04 – 5/08 and has a current cost basis of approximately $93,000. BRCP REIT II, LP was acquired between 1/07 – 4/11 and has a current cost basis of approximately $5,728,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 – 5/09 and has a current cost basis of approximately $5,880,000. At June 30, 2016, these securities had an aggregate market value of approximately $10,947,000 representing 2.0% of net assets.

(e)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $201,534,000 and the aggregate gross unrealized depreciation is approximately $5,024,000 resulting in net unrealized appreciation of approximately $196,510,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	17.8%
Apartments	16.9
Office	10.6
Lodging/Resorts	9.5
Shopping Centers	9.0
Short-Term Investments	8.3
Health Care	7.0
Diversified	6.8
Industrial	5.1
Self Storage	5.1
Other*	3.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $302,155)	$498,665
Investment in Security of Affiliated Issuer, at Value (Cost $45,216)	45,216
Total Investments in Securities, at Value (Cost $347,371)	543,881
Foreign Currency, at Value (Cost —@)	—	@
Dividends Receivable	1,660
Receivable for Portfolio Shares Sold	1,455
Receivable for Investments Sold	1,346
Receivable from Affiliate	8
Other Assets	30
Total Assets	548,380
Liabilities:
Payable for Investments Purchased	1,380
Payable for Portfolio Shares Redeemed	1,259
Payable for Advisory Fees	895
Payable for Servicing Fees	168
Payable for Distribution Fees — Class II Shares	59
Payable for Administration Fees	33
Payable for Professional Fees	22
Payable for Custodian Fees	12
Payable for Directors' Fees and Expenses	6
Payable for Transfer Agency Fees	3
Other Liabilities	34
Total Liabilities	3,871
NET ASSETS	$544,509
Net Assets Consist of:
Paid-in-Capital	$465,922
Accumulated Undistributed Net Investment Income	9,963
Accumulated Net Realized Loss	(127,886)
Unrealized Appreciation (Depreciation) on:
Investments	196,510
Foreign Currency Translations	(—	@)
Net Assets	$544,509
CLASS I:
Net Assets	$242,354
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,032,498 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.97
CLASS II:
Net Assets	$302,155
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,822,658 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.86

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$11,763
Dividends from Security of Affiliated Issuer (Note H)	19
Total Investment Income	11,782
Expenses:
Advisory Fees (Note B)	1,880
Distribution Fees — Class II Shares (Note E)	347
Servicing Fees (Note D)	321
Administration Fees (Note C)	188
Professional Fees	44
Shareholder Reporting Fees	21
Custodian Fees (Note G)	12
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	11
Total Expenses	2,839
Waiver of Advisory Fees (Note B)	(140)
Rebate from Morgan Stanley Affiliate (Note H)	(14)
Net Expenses	2,685
Net Investment Income	9,097
Realized Gain:
Investments Sold	5,617
Change in Unrealized Appreciation (Depreciation):
Investments	31,037
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	31,037
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	36,654
Net Increase in Net Assets Resulting from Operations	$45,751

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,097	$6,622
Net Realized Gain	5,617	38,492
Net Change in Unrealized Appreciation (Depreciation)	31,037	(37,448)
Net Increase in Net Assets Resulting from Operations	45,751	7,666
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(3,025)	(2,568)
Class II:
Net Investment Income	(3,099)	(3,425)
Total Distributions	(6,124)	(5,993)
Capital Share Transactions:(1)
Class I:
Subscribed	51,396	32,454
Distributions Reinvested	3,025	2,568
Redeemed	(19,750)	(49,726)
Class II:
Subscribed	19,884	65,559
Distributions Reinvested	3,099	3,425
Redeemed	(25,016)	(67,754)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	32,638	(13,474)
Total Increase (Decrease) in Net Assets	72,265	(11,801)
Net Assets:
Beginning of Period	472,244	484,045
End of Period (Including Accumulated Undistributed Net Investment Income of $9,963 and $6,990)	$544,509	$472,244
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,432	1,601
Shares Issued on Distributions Reinvested	138	134
Shares Redeemed	(966)	(2,480)
Net Increase (Decrease) in Class I Shares Outstanding	1,604	(745)
Class II:
Shares Subscribed	965	3,232
Shares Issued on Distributions Reinvested	142	180
Shares Redeemed	(1,228)	(3,422)
Net Decrease in Class II Shares Outstanding	(121)	(10)

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$20.28		$20.13	$15.74	$15.59		$13.57		$12.91
Income from Investment Operations:
Net Investment Income†	0.41		0.30	0.27	0.22		0.18		0.08
Net Realized and Unrealized Gain	1.56		0.12	4.38	0.11		1.97		0.69
Total from Investment Operations	1.97		0.42	4.65	0.33		2.15		0.77
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.27)	(0.26)	(0.18)		(0.13)		(0.11)
Net Asset Value, End of Period	$21.97		$20.28	$20.13	$15.74		$15.59		$13.57
Total Return++	9.71	%#	2.17%	29.72%	2.05%		15.84%		5.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$242,354		$191,188	$204,740	$289,874		$305,099		$277,481
Ratio of Expenses to Average Net Assets (1)	0.99	%+*	1.00%+	1.06%+^	1.10	%+	1.10	%+	1.09	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.00%+	1.05%+	1.08	%+	1.08	%+	1.07	%+
Ratio of Net Investment Income to Average Net Assets (1)	4.02	%+*	2.36%+	1.52%+	1.36	%+	1.19	%+	0.64	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	13	%#	26%	25%	17%		17%		18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.06	%*	1.07%	1.11%	N/A		N/A		N/A
Net Investment Income to Average Net Assets	3.95	%*	2.29%	1.47%	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2014, the maximum ratio was 1.10% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.16		$20.02	$15.66	$15.52	$13.50	$12.84
Income from Investment Operations:
Net Investment Income†	0.38		0.25	0.23	0.18	0.14	0.05
Net Realized and Unrealized Gain	1.55		0.12	4.35	0.10	1.97	0.68
Total from Investment Operations	1.93		0.37	4.58	0.28	2.11	0.73
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.23)	(0.22)	(0.14)	(0.09)	(0.07)
Net Asset Value, End of Period	$21.86		$20.16	$20.02	$15.66	$15.52	$13.50
Total Return++	9.55	%#	1.92%	29.43%	1.75%	15.62%	5.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$302,155		$281,056	$279,305	$185,999	$177,358	$178,082
Ratio of Expenses to Average Net Assets(1)	1.24	%+*	1.25%+	1.31%+^	1.35%+	1.35%+	1.34%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.25%+	1.30%+	1.33%+	1.33%+	1.32%+
Ratio of Net Investment Income to Average Net Assets(1)	3.77	%+*	2.11%+	1.27%+	1.11%+	0.94%+	0.39%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	26%	25%	17%	17%	18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%*	1.35%	1.46%	1.45%	1.45%	1.44%
Net Investment Income to Average Net Assets	3.70	%*	2.01%	1.12%	1.01%	0.84%	0.29%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2014, the maximum ratio was 1.35% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio has capital subscription commitments to certain investee companies for this same purpose, the details of which are disclosed in the Unfunded Commitments note. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$92,004	$—	$—	$92,004
Data Centers	2,717	—	—	2,717
Diversified	36,975	—	—	36,975
Health Care	38,224	—	—	38,224
Industrial	20,783	—	7,061	27,844
Lodging/Resorts	51,543	—	—	51,543
Manufactured Homes	3,404	—	—	3,404
Office	53,921	—	3,886	57,807
Regional Malls	96,870	—	—	96,870

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Retail Free Standing	$11,028	$—	$—	$11,028
Self Storage	27,589	—	—	27,589
Shopping Centers	48,848	—	—	48,848
Single Family Homes	855	—	—	855
Specialty	2,957	—	—	2,957
Total Common Stocks	487,718	—	10,947	498,665
Short-Term Investment
Investment Company	45,216	—	—	45,216
Total Assets	$532,934	$—	$10,947	$543,881

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$10,977
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(919)
Change in unrealized appreciation (depreciation)	889
Realized gains (losses)	—
Ending Balance	$10,947
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$889

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$7,061	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date,	Adjusted Capital Balance as applicable
Office
Common Stocks	$3,886	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

3.   Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LP, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2016, BRCP REIT I, LP has drawn down approximately $2,929,000, which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LP, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2016, BRCP REIT II, LP has drawn down approximately $7,156,000, which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund II, LP REIT, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 12,600 shares of common stock. As of June 30, 2016, Cabot Industrial Value Fund II, LP REIT has drawn down approximately $5,880,000 which represents 93.3% of the commitment.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.73% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares and 1.25% for Class II shares. Effective July 1, 2016, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 0.95% for Class I shares and 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $140,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $62,088,000 and $66,211,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$4,879	$66,270	$25,933	$19	$45,216

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

"Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,993	$—	$5,698	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments, securities sold with return of capital basis adjustment and nondeductible expenses, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(362)	$361	$1

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,422	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$118,316	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $37,230,000.

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.2%.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
1555401 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Semi-Annual Report – June 30, 2016

The Universal Institutional Funds, Inc.

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$961.30	$1,020.93	$3.85	$3.97	0.79%
Growth Portfolio Class II	1,000.00	960.10	1,019.69	5.07	5.22	1.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

Semi-Annual Report – June 30, 2016 (unaudited)

The Universal Institutional Funds, Inc.

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (94.1%)
Aerospace & Defense (1.6%)
United Technologies Corp.	29,616	$3,037
Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	40,140	8,521
Beverages (1.2%)
Monster Beverage Corp. (b)	14,646	2,354
Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (b)	10,674	592
Intrexon Corp. (b)	25,915	638
Juno Therapeutics, Inc. (a)(b)	13,057	502
		1,732
Diversified Financial Services (5.0%)
S&P Global, Inc.	90,008	9,654
Food Products (3.7%)
Mead Johnson Nutrition Co.	78,017	7,080
Health Care Equipment & Supplies (5.2%)
Intuitive Surgical, Inc. (b)	15,244	10,083
Health Care Technology (1.6%)
athenahealth, Inc. (b)	22,799	3,147
Information Technology Services (7.0%)
Mastercard, Inc., Class A	89,707	7,900
Visa, Inc., Class A	74,727	5,542
		13,442
Internet & Catalog Retail (15.2%)
Amazon.com, Inc. (b)	25,909	18,541
JD.com, Inc. ADR (China) (b)	80,799	1,715
Netflix, Inc. (b)	50,090	4,582
Priceline Group, Inc. (The) (b)	3,614	4,512
		29,350
Internet Software & Services (20.4%)
Alphabet, Inc., Class C (b)	13,809	9,557
Facebook, Inc., Class A (b)	151,421	17,305
LinkedIn Corp., Class A (b)	30,041	5,685
Tencent Holdings Ltd. (China) (c)	105,600	2,406
Twitter, Inc. (b)	268,085	4,533
		39,486
Life Sciences Tools & Services (5.0%)
Illumina, Inc. (b)	69,194	9,713
Pharmaceuticals (3.3%)
Zoetis, Inc.	134,504	6,384
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp.	27,576	1,296
Software (10.7%)
Mobileye N.V. (a)(b)	26,140	1,206
Salesforce.com, Inc. (b)	126,289	10,029
Splunk, Inc. (b)	52,106	2,823
Workday, Inc., Class A (b)	90,238	6,738
		20,796
Tech Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	136,215	13,022
	Shares	Value (000)
Textiles, Apparel & Luxury Goods (1.5%)
Michael Kors Holdings Ltd. (b)	60,265	$2,982
Total Common Stocks (Cost $114,743)		182,079
Preferred Stocks (3.9%)
Electronic Equipment, Instruments & Components (0.6%)
Magic Leap Series C (b)(d)(e)(f) (acquisition cost — $1,089; acquired 12/22/15)	47,281	1,098
Internet & Catalog Retail (3.1%)
Airbnb, Inc. Series D (b)(d)(e)(f) (acquisition cost — $1,335; acquired 4/16/14)	32,784	2,968
Uber Technologies Series G (b)(d)(e)(f) (acquisition cost — $3,117; acquired 12/3/15)	63,916	3,117
		6,085
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (b)(d)(e)(f) (acquisition cost — $485; acquired 1/30/14)	25,401	303
Total Preferred Stocks (Cost $6,026)		7,486
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $103)	22,136	39
	Shares
Short-Term Investments (3.4%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	1,974,457	1,974
	Face Amount (000)	(000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $456; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $465)	$456	456
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $19; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $19)	19	19
		475
Total Securities held as Collateral on Loaned Securities (Cost $2,449)		2,449

The accompanying notes are an integral part of the financial statements.
3

Semi-Annual Report – June 30, 2016 (unaudited)

The Universal Institutional Funds, Inc.

Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $4,212)	4,211,812	$4,212
Total Short-Term Investments (Cost $6,661)		6,661
Total Investments (101.4%) (Cost $127,533) Including $10,229 of Securities Loaned (g)(h)		196,265
Liabilities in Excess of Other Assets (-1.4%)		(2,728)
Net Assets (100.0%)		$193,537

(a)  All or a portion of this security was on loan at June 30, 2016.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $7,486,000, representing 3.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016, amounts to approximately $7,486,000 and represents 3.9% of net assets.

(g)  The approximate fair value and percentage of net assets, $2,406,000 and 1.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $77,356,000 and the aggregate gross unrealized depreciation is approximately $8,624,000 resulting in net unrealized appreciation of approximately $68,732,000.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.6%
Internet Software & Services	20.5
Internet & Catalog Retail	18.3
Software	10.7
Information Technology Services	7.0
Tech Hardware, Storage & Peripherals	6.7
Health Care Equipment & Supplies	5.2
Life Sciences Tools & Services	5.0
Diversified Financial Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $121,347)	$190,079
Investment in Security of Affiliated Issuer, at Value (Cost $6,186)	6,186
Total Investments in Securities, at Value (Cost $127,533)	196,265
Receivable for Portfolio Shares Sold	194
Dividends Receivable	86
Receivable from Affiliate	1
Other Assets	17
Total Assets	196,563
Liabilities:
Collateral on Securities Loaned, at Value	2,449
Payable for Advisory Fees	242
Payable for Servicing Fees	140
Payable for Portfolio Shares Redeemed	99
Payable for Professional Fees	24
Payable for Distribution Fees — Class II Shares	18
Payable for Custodian Fees	14
Payable for Administration Fees	13
Payable for Directors' Fees and Expenses	3
Payable for Transfer Agency Fees	2
Other Liabilities	22
Total Liabilities	3,026
Net Assets	$193,537
Net Assets Consist of:
Paid-in-Capital	$123,895
Accumulated Net Investment Loss	(206)
Accumulated Net Realized Gain	1,116
Unrealized Appreciation (Depreciation) on:
Investments	68,732
Net Assets	$193,537
CLASS I:
Net Assets	$108,158
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,489,442 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$24.09
CLASS II:
Net Assets	$85,379
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,686,316 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$23.16
(1) Including:
Securities on Loan, at Value:	$10,229

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$457
Income from Securities Loaned — Net	192
Dividends from Security of Affiliated Issuer (Note H)	10
Total Investment Income	659
Expenses:
Advisory Fees (Note B)	475
Servicing Fees (Note D)	112
Distribution Fees — Class II Shares (Note E)	103
Administration Fees (Note C)	76
Professional Fees	47
Shareholder Reporting Fees	13
Custodian Fees (Note G)	9
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	12
Total Expenses	858
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	855
Net Investment Loss	(196)
Realized Gain:
Investments Sold	1,343
Foreign Currency Transactions	4
Net Realized Gain	1,347
Change in Unrealized Appreciation (Depreciation):
Investments	(9,588)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(8,241)
Net Decrease in Net Assets Resulting from Operations	$(8,437)

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(196)	$(967)
Net Realized Gain	1,347	32,193
Net Change in Unrealized Appreciation (Depreciation)	(9,588)	(7,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,437)	23,697
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	(17,607)	(16,349)
Class II:
Net Realized Gain	(14,329)	(11,479)
Total Distributions	(31,936)	(27,828)
Capital Share Transactions:(1)
Class I:
Subscribed	2,037	5,261
Distributions Reinvested	17,607	16,349
Redeemed	(8,876)	(22,524)
Class II:
Subscribed	13,094	25,342
Distributions Reinvested	14,329	11,479
Redeemed	(13,562)	(25,479)
Net Increase in Net Assets Resulting from Capital Share Transactions	24,629	10,428
Total Increase (Decrease) in Net Assets	(15,744)	6,297
Net Assets:
Beginning of Period	209,281	202,984
End of Period (Including Accumulated Net Investment Loss of $(206) and $(10))	$193,537	$209,281
(1) Capital Share Transactions:
Class I:
Shares Subscribed	73	171
Shares Issued on Distributions Reinvested	731	560
Shares Redeemed	(320)	(724)
Net Increase in Class I Shares Outstanding	484	7
Class II:
Shares Subscribed	487	851
Shares Issued on Distributions Reinvested	619	406
Shares Redeemed	(503)	(847)
Net Increase in Class II Shares Outstanding	603	410

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.93		$30.73	$31.03	$21.94	$20.10	$20.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.11)	(0.06)	(0.03)	0.10	(0.02)
Net Realized and Unrealized Gain (Loss)	(1.15)		3.76	1.98	10.23	2.76	(0.56)
Total from Investment Operations	(1.16)		3.65	1.92	10.20	2.86	(0.58)
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.12)	—	(0.02)
Net Realized Gain	(4.68)		(4.45)	(2.22)	(0.99)	(1.02)	—
Total Distributions	(4.68)		(4.45)	(2.22)	(1.11)	(1.02)	(0.02)
Net Asset Value, End of Period	$24.09		$29.93	$30.73	$31.03	$21.94	$20.10
Total Return ++	(3.87	)%#	12.24%	6.36%	48.07%	14.38%	(2.80)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$108,158		$119,883	$122,881	$142,052	$51,043	$52,279
Ratio of Expenses to Average Net Assets(1)	0.79	%+*	0.80%+	0.77%+	0.82%+^	0.85%+	0.85%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	0.80%+	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.10	)%+*	(0.37)%+	(0.19)%+	(0.11)%+	0.45%+	(0.11)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	33%	30%	32%	48%	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.81%	0.85%	0.90%	0.88%	0.88%
Net Investment Income (Loss) to Average Net Assets	N/A		(0.38)%	(0.27)%	(0.19)%	0.42%	(0.14)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to September 9, 2013, the maximum ratio was 0.85% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.00		$29.97	$30.39	$21.50	$19.77	$20.39
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.05)		(0.18)	(0.13)	(0.09)	0.04	(0.07)
Net Realized and Unrealized Gain (Loss)	(1.11)		3.66	1.93	10.02	2.71	(0.55)
Total from Investment Operations	(1.16)		3.48	1.80	9.93	2.75	(0.62)
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.05)	—	—
Net Realized Gain	(4.68)		(4.45)	(2.22)	(0.99)	(1.02)	—
Total Distributions	(4.68)		(4.45)	(2.22)	(1.04)	(1.02)	—
Net Asset Value, End of Period	$23.16		$29.00	$29.97	$30.39	$21.50	$19.77
Total Return ++	(3.99	)%#	11.97%	6.09%	47.72%	14.05%	(3.04)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$85,379		$89,398	$80,103	$78,501	$31,883	$31,258
Ratio of Expenses to Average Net Assets(1)	1.04	%+*	1.05%+	1.02%+	1.07%+^	1.10%+	1.10%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.05%+	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.35	)%+*	(0.62)%+	(0.44)%+	(0.36)%+	0.20%+	(0.36)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	33%	30%	32%	48%	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.09%	1.20%	1.25%	1.23%	1.23%
Net Investment Income (Loss) to Average Net Assets	N/A		(0.66)%	(0.62)%	(0.54)%	0.07%	(0.49)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to September 9, 2013, the maximum ratio was 1.10% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unvailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2. Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,037	$—	$—	$3,037
Automobiles	8,521	—	—	8,521
Beverages	2,354	—	—	2,354
Biotechnology	1,732	—	—	1,732
Diversified Financial Services	9,654	—	—	9,654
Food Products	7,080	—	—	7,080

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$10,083	$—	$—	$10,083
Health Care Technology	3,147	—	—	3,147
Information Technology Services	13,442	—	—	13,442
Internet & Catalog Retail	29,350	—	—	29,350
Internet Software & Services	37,080	2,406	—	39,486
Life Sciences Tools & Services	9,713	—	—	9,713
Pharmaceuticals	6,384	—	—	6,384
Semiconductors & Semiconductor Equipment	1,296	—	—	1,296
Software	20,796	—	—	20,796
Tech Hardware, Storage & Peripherals	13,022	—	—	13,022
Textiles, Apparel & Luxury Goods	2,982	—	—	2,982
Total Common Stocks	179,673	2,406	—	182,079
Preferred Stocks	—	—	7,486	7,486
Options Purchased	—	39	—	39
Short-Term Investments
Investment Company	6,186	—	—	6,186
Repurchase Agreements	—	475	—	475
Total Short-Term Investments	6,186	475	—	6,661
Total Assets	$185,859	$2,920	$7,486	$196,265

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$823	$7,312
Purchases	—	—
Sales	(983)	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	428	174
Realized gains (losses)	(268)	—
Ending Balance	$—	$7,486
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—	$174

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$1,098	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$2,968	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.8	x	14.5	x	12.0	x	Increase

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Catalog Retail (cont'd)
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$3,117	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase
Internet Software & Services
Preferred Stock	$303	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	5.9	x	16.2	x	9.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$39	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(107	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(432	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$39	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$39	$—	$—	$39

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	30,364,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$10,229	(e)	$—	$(10,229	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Portfolio received cash collateral of approximately $2,449,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $7,814,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,449	$—	$—	$—	$2,449
Total Borrowings	$2,449	$—	$—	$—	$2,449
Gross amount of recognized liabilities for securities lending transactions					$2,449

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.50% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses,

taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of The Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $23,734,000 and $26,450,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$12,180	$25,741	$31,735	$10	$6,186

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$27,828	$2,039	$13,021

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$966	$(350)	$(616)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$31,936

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.9%.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN

1555392 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Infrastructure Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,175.60	$1,020.59	$4.65	$4.32	0.86%
Global Infrastructure Portfolio Class II	1,000.00	1,174.20	1,019.34	6.00	5.57	1.11

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Australia (3.2%)
Macquarie Atlas Roads Group	266,489	$1,034
Sydney Airport	99,459	517
Transurban Group	145,718	1,307
		2,858
Brazil (0.2%)
CCR SA	28,074	147
Canada (12.7%)
Enbridge, Inc. (a)	105,049	4,450
Hydro One Ltd. (b)	10,619	213
Inter Pipeline Ltd. (a)	73,092	1,550
Pembina Pipeline Corp. (a)	39,732	1,208
TransCanada Corp. (a)	89,926	4,069
		11,490
China (5.4%)
China Everbright International Ltd. (c)	446,000	500
Guangdong Investment Ltd. (c)	1,270,000	1,940
Hopewell Highway Infrastructure Ltd. (c)	4,918,000	2,448
		4,888
France (3.6%)
Eutelsat Communications SA	7,054	134
Groupe Eurotunnel SE	85,960	915
SES SA	23,179	501
Vinci SA	23,780	1,694
		3,244
Italy (2.3%)
Atlantia SpA	41,746	1,041
Infrastrutture Wireless Italiane SpA (b)	176,280	781
Snam SpA	41,750	250
		2,072
Japan (1.3%)
Japan Airport Terminal Co., Ltd. (a)	4,800	173
Tokyo Gas Co., Ltd.	253,000	1,038
		1,211
Mexico (0.2%)
Infraestructura Energetica Nova SAB de CV	49,346	208
Spain (5.9%)
Abertis Infraestructuras SA	29,915	440
EDP Renovaveis SA	6,644	50
Ferrovial SA	60,912	1,183
Saeta Yield SA	364,348	3,651
		5,324
Switzerland (1.1%)
Flughafen Zuerich AG (Registered)	5,650	1,000
	Shares	Value (000)
United Kingdom (12.3%)
John Laing Group PLC (b)	1,391,573	$4,202
National Grid PLC	265,799	3,909
Pennon Group PLC	63,226	798
Severn Trent PLC	32,416	1,059
United Utilities Group PLC	80,189	1,117
		11,085
United States (47.0%)
American Tower Corp. REIT	56,790	6,452
American Water Works Co., Inc.	9,470	800
Atmos Energy Corp.	11,370	925
CenterPoint Energy, Inc.	7,557	181
Cheniere Energy, Inc. (d)	6,284	236
Columbia Pipeline Group, Inc.	42,770	1,090
Crown Castle International Corp. REIT	41,206	4,180
Enbridge Energy Management LLC (d)	376,591	8,665
Eversource Energy	21,689	1,299
Kinder Morgan, Inc.	72,983	1,366
NiSource, Inc.	30,270	803
Pattern Energy Group, Inc.	154,450	3,548
PG&E Corp.	63,567	4,063
SBA Communications Corp., Class A (d)	13,862	1,496
Sempra Energy	34,009	3,878
Spectra Energy Corp.	66,266	2,427
TransCanada Corp.	5,084	230
Union Pacific Corp.	8,900	777
		42,416
Total Common Stocks (Cost $68,099)		85,943
Short-Term Investments (10.3%)
Securities held as Collateral on Loaned Securities (4.7%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,454,362	3,454
	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $798; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $814)	$798	798
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $33; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $33)	33	33
		831
Total Securities held as Collateral on Loaned Securities (Cost $4,285)		4,285

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $5,045)	5,044,999	$5,045
Total Short-Term Investments (Cost $9,330)		9,330
Total Investments (105.5%) (Cost $77,429) Including $8,607 of Securities Loaned (e)(f)		95,273
Liabilities in Excess of Other Assets (-5.5%)		(5,006)
Net Assets (100.0%)		$90,267

(a)  All or a portion of this security was on loan at June 30, 2016.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $31,682,000 and 35.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,500,000 and the aggregate gross unrealized depreciation is approximately $1,656,000 resulting in net unrealized appreciation of approximately $17,844,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.6%
Communications	14.9
Electricity Transmission & Distribution	10.5
Toll Roads	9.9
PPA Contracted Renewables	7.9
Water	6.8
Diversified	6.1
Short-Term Investments	5.6
Other**	2.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $68,930)	$86,774
Investments in Securities of Affiliated Issuer, at Value (Cost $8,499)	8,499
Total Investments in Securities, at Value (Cost $77,429)	95,273
Foreign Currency, at Value (Cost $107)	106
Receivable for Investments Sold	945
Dividends Receivable	368
Receivable for Portfolio Shares Sold	195
Tax Reclaim Receivable	29
Receivable from Affiliate	1
Other Assets	11
Total Assets	96,928
Liabilities:
Collateral on Securities Loaned, at Value	4,285
Payable for Investments Purchased	1,871
Payable for Portfolio Shares Redeemed	289
Payable for Advisory Fees	91
Payable for Servicing Fees	46
Payable for Custodian Fees	31
Payable for Professional Fees	23
Payable for Distribution Fees — Class II Shares	6
Payable for Administration Fees	6
Payable for Transfer Agency Fees	1
Other Liabilities	12
Total Liabilities	6,661
NET ASSETS	$90,267
Net Assets Consist of:
Paid-in-Capital	$71,943
Accumulated Undistributed Net Investment Income	1,488
Net Realized Loss	(992)
Unrealized Appreciation (Depreciation) on:
Investments	17,844
Foreign Currency Translations	(16)
Net Assets	$90,267
CLASS I:
Net Assets	$56,643
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,375,061 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.68
CLASS II:
Net Assets	$33,624
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,396,606 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.65
(1) Including:
Securities on Loan, at Value:	$8,607

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $62 of Foreign Taxes Withheld)	$1,505
Income from Securities Loaned — Net	22
Dividends from Security of Affiliated Issuer (Note H)	3
Total Investment Income	1,530
Expenses:
Advisory Fees (Note B)	334
Servicing Fees (Note D)	56
Professional Fees	46
Distribution Fees — Class II Shares (Note E)	32
Administration Fees (Note C)	31
Custodian Fees (Note G)	30
Shareholder Reporting Fees	12
Directors' Fees and Expenses	3
Pricing Fees	3
Transfer Agency Fees (Note F)	3
Other Expenses	2
Total Expenses	552
Waiver of Advisory Fees (Note B)	(178)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	372
Net Investment Income	1,158
Realized Gain:
Investments Sold	301
Foreign Currency Transactions	71
Net Realized Gain	372
Change in Unrealized Appreciation (Depreciation):
Investments	11,537
Foreign Currency Translations	(14)
Net Change in Unrealized Appreciation (Depreciation)	11,523
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	11,895
Net Increase in Net Assets Resulting from Operations	$13,053

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,158	$2,213
Net Realized Gain	372	3,826
Net Change in Unrealized Appreciation (Depreciation)	11,523	(18,500)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,053	(12,461)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,205)	(1,136)
Net Realized Gain	(3,193)	(6,657)
Class II:
Net Investment Income	(651)	(391)
Net Realized Gain	(1,889)	(2,588)
Total Distributions	(6,938)	(10,772)
Capital Share Transactions:(1)
Class I:
Subscribed	505	384
Distributions Reinvested	4,398	7,793
Redeemed	(4,873)	(12,118)
Class II:
Subscribed	8,664	8,492
Distributions Reinvested	2,540	2,979
Redeemed	(2,832)	(5,692)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,402	1,838
Total Increase (Decrease) in Net Assets	14,517	(21,395)
Net Assets:
Beginning of Period	75,750	97,145
End of Period (Including Accumulated Undistributed Net Investment Income of $1,488 and $2,186)	$90,267	$75,750
(1) Capital Share Transactions:
Class I:
Shares Subscribed	64	44
Shares Issued on Distributions Reinvested	573	962
Shares Redeemed	(651)	(1,440)
Net Decrease in Class I Shares Outstanding	(14)	(434)
Class II:
Shares Subscribed	1,122	1,015
Shares Issued on Distributions Reinvested	332	369
Shares Redeemed	(381)	(684)
Net Increase in Class II Shares Outstanding	1,073	700

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class I**
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.08		$9.31	$9.64	$9.19	$8.72	$8.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.22	0.20	0.20	0.22	0.21
Net Realized and Unrealized Gain (Loss)	1.14		(1.36)	1.16	1.32	1.30	1.07
Total from Investment Operations	1.25		(1.14)	1.36	1.52	1.52	1.28
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.16)	(0.25)	(0.26)	(0.23)	(0.23)
Net Realized Gain	(0.47)		(0.93)	(1.44)	(0.81)	(0.82)	(0.46)
Total Distributions	(0.65)		(1.09)	(1.69)	(1.07)	(1.05)	(0.69)
Net Asset Value, End of Period	$7.68		$7.08	$9.31	$9.64	$9.19	$8.72
Total Return ++	17.56	%#	(13.76)%	15.63%	17.91%	18.69%	16.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$56,643		$52,323	$72,815	$57,746	$57,628	$58,998
Ratio of Expenses to Average Net Assets (1)	0.86	%+*	0.87%+	0.87%+	0.90%+	0.87%+	0.86%+
Ratio of Net Investment Income to Average Net Assets (1)	3.04	%+*	2.56%+	2.12%+	2.12%+	2.51%+	2.48%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	28	%#	50%	40%	25%	28%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.32	%*	1.35%	1.26%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.58	%*	2.08%	1.73%	N/A	N/A	N/A

**  On April 28, 2014, the Portfolio acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Portfolio adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class I shares reflect the historical per share data of Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class II**
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.05		$9.27	$9.60	$9.16	$8.69	$8.10
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.19	0.17	0.17	0.20	0.19
Net Realized and Unrealized Gain (Loss)	1.13		(1.34)	1.16	1.32	1.29	1.06
Total from Investment Operations	1.23		(1.15)	1.33	1.49	1.49	1.25
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.14)	(0.22)	(0.24)	(0.20)	(0.20)
Net Realized Gain	(0.47)		(0.93)	(1.44)	(0.81)	(0.82)	(0.46)
Total Distributions	(0.63)		(1.07)	(1.66)	(1.05)	(1.02)	(0.66)
Net Asset Value, End of Period	$7.65		$7.05	$9.27	$9.60	$9.16	$8.69
Total Return ++	17.42	%#	(13.88)%	15.28%	17.54%	18.44%	15.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,624		$23,427	$24,330	$14,511	$14,506	$14,472
Ratio of Expenses to Average Net Assets (1)	1.11	%+*	1.12%+	1.12%+	1.15%+	1.12%+	1.11%+
Ratio of Net Investment Income to Average Net Assets (1)	2.79	%+*	2.31%+	1.87%+	1.87%+	2.26%+	2.23%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	28	%#	50%	40%	25%	28%	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.57	%*	1.63%	1.59%	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.33	%*	1.80%	1.40%	N/A	N/A	N/A

**  On April 28, 2014, the Portfolio acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Portfolio adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class II shares reflect the historical per share data of Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide both capital appreciation and current income. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unvailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$1,690	$—	$1,690
Communications	12,128	1,416	—	13,544
Diversified	181	5,385	—	5,566
Electricity Transmission & Distribution	5,575	3,959	—	9,534
Oil & Gas Storage & Transportation	31,105	1,288	—	32,393
PPA Contracted Renewables	3,548	3,651	—	7,199
Railroads	777	—	—	777
Toll Roads	147	8,879	—	9,026
Water	800	5,414	—	6,214
Total Common Stocks	54,261	31,682	—	85,943

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Companies	$8,499	$—	$—	$8,499
Repurchase Agreements	—	831	—	831
Total Short-Term Investments	8,499	831	—	9,330
Total Assets	$62,760	$32,513	$—	$95,273

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $147,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,607	(a)	$—	$8,607	(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $4,285,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $4,702,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,285	$—	$—	$—	$4,285
Total Borrowings	$4,285	$—	$—	$—	$4,285
Gross amount of recognized liabilities for securities lending transactions					$4,285

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs"), which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $178,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $22,329,000 and $21,618,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$8,569	$18,753	$18,823	$3	$8,499

During the six months ended June 30, 2016, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,030	$8,742	$2,137	$9,953

The amount and character of income and gains to be distributed are determined in accordance with income tax

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(25)	$25	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,188	$4,858

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 70.7%.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN

1555360 EXP. 08.31.17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Investment Advisory Agreement Approval	17
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Small Company Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class II	$1,000.00	$1,008.70	$1,018.70	$6.19	$6.22	1.24%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Aerospace & Defense (4.4%)
BWX Technologies, Inc.	13,557	$485
Biotechnology (2.5%)
Agios Pharmaceuticals, Inc. (a)(b)	740	31
Alnylam Pharmaceuticals, Inc. (b)	581	32
Bellicum Pharmaceuticals, Inc. (b)	2,999	39
Editas Medicine, Inc. (b)	1,866	46
Intellia Therapeutics, Inc. (b)	2,262	48
Intrexon Corp. (b)	2,166	53
Juno Therapeutics, Inc. (a)(b)	792	30
ZIOPHARM Oncology, Inc. (a)(b)	448	3
		282
Capital Markets (2.7%)
Artisan Partners Asset Management, Inc., Class A	3,877	107
Financial Engines, Inc.	3,453	89
WisdomTree Investments, Inc. (a)	10,184	100
		296
Chemicals (0.4%)
Platform Specialty Products Corp. (b)	5,511	49
Consumer Finance (0.5%)
LendingClub Corp. (a)(b)	11,583	50
Electronic Equipment, Instruments & Components (1.2%)
Cognex Corp.	1,731	75
FARO Technologies, Inc. (b)	1,700	57
		132
Health Care Equipment & Supplies (1.2%)
Penumbra, Inc. (b)	2,204	131
Health Care Providers & Services (1.9%)
HealthEquity, Inc. (b)	7,051	214
Health Care Technology (13.0%)
athenahealth, Inc. (b)	4,079	563
Castlight Health, Inc., Class B (b)	17,799	70
Cotiviti Holdings, Inc. (b)	8,840	187
Medidata Solutions, Inc. (b)	7,017	329
Press Ganey Holdings, Inc. (b)	3,390	133
Veeva Systems, Inc., Class A (b)	4,853	166
		1,448
Hotels, Restaurants & Leisure (9.2%)
Fiesta Restaurant Group, Inc. (b)	6,859	149
Habit Restaurants, Inc. (The) (b)	6,117	100
Shake Shack, Inc., Class A (a)(b)	10,699	390
Wingstop, Inc. (b)	4,763	130
Zoe's Kitchen, Inc. (b)	6,911	251
		1,020
Internet & Catalog Retail (4.5%)
Blue Nile, Inc.	1,773	49
Etsy, Inc. (b)	12,142	116
MakeMyTrip Ltd. (India) (b)	3,026	45
Ocado Group PLC (United Kingdom) (b)	27,687	85
	Shares	Value (000)
Wayfair, Inc., Class A (a)(b)	5,260	$205
		500
Internet Software & Services (21.9%)
Angie's List, Inc. (b)	8,281	54
Benefitfocus, Inc. (b)	3,807	145
Criteo SA ADR (France) (b)	9,469	435
GrubHub, Inc. (a)(b)	18,881	586
Just Eat PLC (United Kingdom) (b)	27,552	157
New Relic, Inc. (b)	4,141	122
Quotient Technology, Inc. (b)	6,474	87
Shutterstock, Inc. (a)(b)	4,601	211
Twitter, Inc. (b)	10,334	175
Zillow Group, Inc., Class A (b)	4,254	156
Zillow Group, Inc., Class C (b)	8,557	310
		2,438
Machinery (8.0%)
Joy Global, Inc.	14,120	298
Manitowoc Foodservice, Inc. (b)	16,491	291
Terex Corp.	14,924	303
		892
Multi-Line Retail (2.6%)
Ollie's Bargain Outlet Holdings, Inc. (b)	11,718	292
Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (b)(c)(d)	113,183	—
Professional Services (6.6%)
Advisory Board Co. (The) (b)	10,163	360
CEB, Inc.	2,859	176
WageWorks, Inc. (b)	3,340	200
		736
Software (7.7%)
Ellie Mae, Inc. (b)	1,154	106
FleetMatics Group PLC (b)	4,707	204
Guidewire Software, Inc. (b)	5,619	347
Xero Ltd. (Australia) (b)	3,745	49
Zendesk, Inc. (b)	5,801	153
		859
Specialty Retail (7.0%)
Burlington Stores, Inc. (b)	2,047	136
Five Below, Inc. (b)	12,107	562
Restoration Hardware Holdings, Inc. (b)	2,604	75
		773
Total Common Stocks (Cost $9,111)		10,597
Preferred Stocks (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation Series M-1 (b)(c)(d)(e) (acquisition cost — $142; acquired 3/19/08)	9,428	3
Mode Media Corporation Escrow Series M-1 (b)(c)(d)(e) (acquisition cost — $13; acquired 3/19/08)	1,346	—	@
Total Preferred Stocks (Cost $155)		3

The accompanying notes are an integral part of the financial statements.
3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Face Amount (000)	Value (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (b)(c)(d)(e) (acquisition cost — $60; acquired 3/19/08)	$21	$13
Mode Media Corporation Escrow 9.00%, 12/3/19 (b)(c)(d)(e) (acquisition cost — $2; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $62)		13
	Shares
Short-Term Investments (16.5%)
Securities held as Collateral on Loaned Securities (12.8%)
Investment Company (10.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	1,149,395	1,149
	Face Amount (000)
Repurchase Agreements (2.5%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $266; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $271)	$266	$266
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $11; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $11)	11	11
		277
Total Securities held as Collateral on Loaned Securities (Cost $1,426)		1,426
	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $409)	408,815	409
Total Short-Term Investments (Cost $1,835)		1,835
Total Investments (111.9%) (Cost $11,163) Including $1,606 of Securities Loaned (f)(g)		12,448
Liabilities in Excess of Other Assets (-11.9%)		(1,320)
Net Assets (100.0%)		$11,128

(a)  All or a portion of this security was on loan at June 30, 2016.

(b)  Non-income producing security.

(c)  Security has been deemed illiquid at June 30, 2016.

(d)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $16,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016, amounts to approximately $16,000 and represents 0.1% of net assets.

(f)  The approximate fair value and percentage of net assets, $291,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,132,000 and the aggregate gross unrealized depreciation is approximately $847,000 resulting in net unrealized appreciation of approximately $1,285,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.9%
Internet Software & Services	22.1
Health Care Technology	13.1
Hotels, Restaurants & Leisure	9.3
Machinery	8.1
Software	7.8
Specialty Retail	7.0
Professional Services	6.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $9,605)	$10,890
Investment in Security of Affiliated Issuer, at Value (Cost $1,558)	1,558
Total Investments in Securities, at Value (Cost $11,163)	12,448
Foreign Currency, at Value (Cost $-@)	—	@
Receivable for Portfolio Shares Sold	137
Due from Adviser	9
Receivable for Investments Sold	3
Interest Receivable	—	@
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	8
Total Assets	12,605
Liabilities:
Collateral on Securities Loaned, at Value	1,426
Payable for Professional Fees	22
Payable for Custodian Fees	12
Payable for Servicing Fees	8
Payable for Distribution Fees — Class II Shares	2
Payable for Administration Fees	1
Payable for Transfer Agency Fees	—	@
Payable for Portfolio Shares Redeemed	—	@
Other Liabilities	6
Total Liabilities	1,477
NET ASSETS	$11,128
Net Assets Consist of:
Paid-in-Capital	$10,161
Accumulated Net Investment Loss	(10)
Accumulated Net Realized Loss	(308)
Unrealized Appreciation (Depreciation) on:
Investments	1,285
Foreign Currency Translations	(—	@)
Net Assets	$11,128
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,096,773 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.15
(1) Including:
Securities on Loan, at Value:	$1,606

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Income from Securities Loaned — Net	$44
Dividends from Securities of Unaffiliated Issuers	12
Dividends from Security of Affiliated Issuer (Note H)	1
Total Investment Income	57
Expenses:
Advisory Fees (Note B)	49
Professional Fees	46
Distribution Fees — Class II Shares (Note E)	13
Custodian Fees (Note G)	8
Servicing Fees (Note D)	7
Shareholder Reporting Fees	6
Administration Fees (Note C)	4
Pricing Fees	3
Transfer Agency Fees (Note F)	1
Directors' Fees and Expenses	1
Other Expenses	3
Total Expenses	141
Waiver of Advisory Fees (Note B)	(49)
Expenses Reimbursed by Adviser (Note B)	(26)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	66
Net Investment Loss	(9)
Realized Loss:
Investments Sold	(195)
Foreign Currency Transactions	(— @)
Net Realized Loss	(195)
Change in Unrealized Appreciation (Depreciation):
Investments	235
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	235
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	40
Net Increase in Net Assets Resulting from Operations	$31

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(9)	$(77)
Net Realized Gain (Loss)	(195)	947
Net Change in Unrealized Appreciation (Depreciation)	235	(2,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	31	(1,306)
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	(992)	(3,842)
Capital Share Transactions:(1)
Class II:
Subscribed	292	529
Distributions Reinvested	992	3,842
Redeemed	(1,061)	(3,369)
Net Increase in Net Assets Resulting from Capital Share Transactions	223	1,002
Total Decrease in Net Assets	(738)	(4,146)
Net Assets:
Beginning of Period	11,866	16,012
End of Period (Including Accumulated Net Investment Loss of $(10) and $(1))	$11,128	$11,866
(1) Capital Share Transactions:
Class II:
Shares Subscribed	28	41
Shares Issued on Distributions Reinvested	98	298
Shares Redeemed	(103)	(240)
Net Increase in Class II Shares Outstanding	23	99

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.06		$16.43	$27.44	$16.67	$14.81	$16.87
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.08)	(0.12)	(0.15)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss)	0.11		(0.91)	(3.58)	11.74	2.24	(1.30)
Total from Investment Operations	0.10		(0.99)	(3.70)	11.59	2.17	(1.38)
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	—	—	(0.68)
Net Realized Gain	(1.01)		(4.38)	(7.31)	(0.82)	(0.31)	—
Total Distributions	(1.01)		(4.38)	(7.31)	(0.82)	(0.31)	(0.68)
Net Asset Value, End of Period	$10.15		$11.06	$16.43	$27.44	$16.67	$14.81
Total Return ++	0.87	%#	(9.79)%	(13.86)%	71.33%	14.71%	(8.71)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,128		$11,866	$16,012	$23,375	$18,771	$21,696
Ratio of Expenses to Average Net Assets(1)	1.24	%+*	1.25%+	1.24%+	1.25%+	1.25%+	1.25%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.16	)%+*	(0.54)%+	(0.61)%+	(0.70)%+	(0.43)%+	(0.51)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	20	%#	39%	50%	46%	22%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.66	%*	2.46%	2.41%	2.25%	2.05%	1.92%
Net Investment Loss to Average Net Assets	(1.58	)%*	(1.75)%	(1.78)%	(1.70)%	(1.23)%	(1.18)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio holds promissory notes it has made to certain investee companies for this same purpose, the details of which are disclosed in the Portfolio of Investments. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class II shares of the Portfolio to new investors. The Portfolio will continue to offer Class II shares of the Portfolio to existing shareholders. The Portfolio may recommence offering Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$485	$—	$—	$485
Biotechnology	282	—	—	282
Capital Markets	296	—	—	296
Chemicals	49	—	—	49
Consumer Finance	50	—	—	50
Electronic Equipment, Instruments & Components	132	—	—	132

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$131	$—	$—		$131
Health Care Providers & Services	214	—	—		214
Health Care Technology	1,448	—	—		1,448
Hotels, Restaurants & Leisure	1,020	—	—		1,020
Internet & Catalog Retail	415	85	—		500
Internet Software & Services	2,281	157	—		2,438
Machinery	892	—	—		892
Multi-Line Retail	292	—	—		292
Multi-Utilities	—	—	—	†	—	†
Professional Services	736	—	—		736
Software	810	49	—		859
Specialty Retail	773	—	—		773
Total Common Stocks	10,306	291	—	†	10,597	†
Preferred Stocks	—	—	3		3
Promissory Notes	—	—	13		13
Short-Term Investments
Investment Company	1,558	—	—		1,558
Repurchase Agreements	—	277	—		277
Total Short-Term Investments	1,558	277	—		1,835
Total Assets	$11,864	$568	$16	†	$12,448	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$9	$14
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	—		(6)	(1)
Realized gains (losses)	—		—	—
Ending Balance	$—	†	$3	$13
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—		$(6)	$(1)

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range	Selected Value	Impact to Valuation from an increase in input
Internet Software & Services
Preferred Stock	$3	Discounted Cash Flow	Weighted Average Cost of Capital	21.0%	23.0%	22.0%	Decrease
Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	1.3	x	3.4	x	2.1	x	Increase
Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease
Promissory Note	$13	Market Transaction Method	Valuation at Issuance as a Percentage of Principal	100.0%	100.0%	100.0%	Increase
Cost of Debt	17.7%	17.7%	17.7%	Decrease
Valuation as a Percentage of Principal	61.3%	61.3%	61.3%	Increase

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,606	(a)	$—	$(1,606	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $1,426,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $203,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,426	$—	$—	$—	$1,426
Total Borrowings	$1,426	$—	$—	$—	$1,426
Gross amount of recognized liabilities for securities lending transactions					$1,426

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $49,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Servicing Fees: The Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

G. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,118,000 and $2,937,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"),

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$1,677	$3,905	$4,024	$1	$1,558

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio engaged in cross-trade purchases of approximately $14,000.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

I. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$3,842	$179	$5,249

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$77	$1	$(78)

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$990

J. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

K. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.3%.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2016

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent, Chair of the Board

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN

1556429 EXP. 08.31.17

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2016